FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05583
                                   ------------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650/312-2000
                                                    -------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:  3/31/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton
Variable Insurance Products Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2008

CONTENTS

Franklin Flex Cap Growth Securities Fund ................................      3
Franklin Global Communications Securities Fund ..........................      7
Franklin Global Real Estate Securities Fund .............................     10
Franklin Growth and Income Securities Fund ..............................     14
Franklin High Income Securities Fund ....................................     17
Franklin Income Securities Fund .........................................     23
Franklin Large Cap Growth Securities Fund ...............................     33
Franklin Large Cap Value Securities Fund ................................     36
Franklin Money Market Fund ..............................................     39
Franklin Rising Dividends Securities Fund ...............................     41
Franklin Small Cap Value Securities Fund ................................     44
Franklin Small-Mid Cap Growth Securities Fund ...........................     48
Franklin Strategic Income Securities Fund ...............................     51
Franklin Templeton VIP Founding Funds Allocation Fund ...................     68
Franklin U.S. Government Fund ...........................................     69
Franklin Zero Coupon Fund - 2010 ........................................     72
Mutual Discovery Securities Fund ........................................     74
Mutual Shares Securities Fund ...........................................     84
Templeton Developing Markets Securities Fund ............................     95
Templeton Foreign Securities Fund .......................................    101
Templeton Global Asset Allocation Fund ..................................    105
Templeton Global Income Securities Fund .................................    111
Templeton Growth Securities Fund ........................................    116
Notes to Statements of Investments ......................................    122

                     [FRANKLIN TEMPLETON INVESTMENTS LOGO]

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

                    Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

      FRANKLIN FLEX CAP GROWTH SECURITIES FUND            COUNTRY       SHARES      VALUE
----------------------------------------------------   -------------    -------  ------------
    COMMON STOCKS 89.2%
    BANKS 0.5%
    Wells Fargo & Co. ..............................   United States    37,000   $  1,076,700
                                                                                 ------------
    CAPITAL GOODS 4.9%
    Danaher Corp. ..................................   United States    45,000      3,421,350
    Precision Castparts Corp. ......................   United States    25,000      2,552,000
(a) SunPower Corp., A ..............................   United States    18,000      1,341,180
(a) Terex Corp. ....................................   United States    18,000      1,125,000
    United Technologies Corp. ......................   United States    35,000      2,408,700
                                                                                 ------------
                                                                                   10,848,230
                                                                                 ------------

    COMMERCIAL SERVICES & SUPPLIES 1.7%
(a) Stericycle Inc. ................................   United States    72,500      3,733,750
                                                                                 ------------

    CONSUMER DURABLES & APPAREL 0.6%
    Harman International Industries Inc. ...........   United States    30,000      1,306,200
                                                                                 ------------

    CONSUMER SERVICES 0.6%
(a) Chipotle Mexican Grill Inc., A .................   United States    11,750      1,332,803
                                                                                 ------------

    DIVERSIFIED FINANCIALS 4.2%
    CME Group Inc. .................................   United States     5,500      2,580,050
    The Goldman Sachs Group Inc. ...................   United States    10,000      1,653,900
    SEI Investments Co. ............................   United States    80,000      1,975,200
    T. Rowe Price Group Inc. .......................   United States    60,000      3,000,000
                                                                                 ------------
                                                                                    9,209,150
                                                                                 ------------

    ENERGY 3.2%
    Devon Energy Corp. .............................   United States    26,000      2,712,580
    Schlumberger Ltd. ..............................   United States    23,000      2,001,000
    Smith International Inc. .......................   United States    35,000      2,248,050
                                                                                 ------------
                                                                                    6,961,630
                                                                                 ------------

    FOOD & STAPLES RETAILING 1.9%
    CVS Caremark Corp. .............................   United States   105,000      4,253,550
                                                                                 ------------

    FOOD, BEVERAGE & TOBACCO 3.0%
(a) Hansen Natural Corp. ...........................   United States    75,000      2,647,500
    PepsiCo Inc. ...................................   United States    55,000      3,971,000
                                                                                 ------------
                                                                                    6,618,500
                                                                                 ------------

    HEALTH CARE EQUIPMENT & SERVICES 3.6%
(a) Hologic Inc. ...................................   United States    17,000        945,200
(a) ResMed Inc. ....................................   United States    25,000      1,054,500
    Stryker Corp. ..................................   United States    38,000      2,471,900
(a) Varian Medical Systems Inc. ....................   United States    25,000      1,171,000
(a) VCA Antech Inc. ................................   United States    80,000      2,188,000
                                                                                 ------------
                                                                                    7,830,600
                                                                                 ------------

                    Quarterly Statements of Investments | 3

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

    FRANKLIN FLEX CAP GROWTH SECURITIES FUND         COUNTRY          SHARES            VALUE
-----------------------------------------------   -------------       -------       ------------
    COMMON STOCKS (CONTINUED)
    HOUSEHOLD & PERSONAL PRODUCTS 1.9%
    Clorox Co. ................................   United States        30,000       $  1,699,200
    The Procter & Gamble Co. ..................   United States        35,000          2,452,450
                                                                                    ------------
                                                                                       4,151,650
                                                                                    ------------

    INSURANCE 1.4%
    AFLAC Inc. ................................   United States        23,100          1,500,345
    Assurant Inc. .............................   United States        25,000          1,521,500
                                                                                    ------------
                                                                                       3,021,845
                                                                                    ------------

    MATERIALS 3.0%
    Ecolab Inc. ...............................   United States        55,000          2,388,650
    Praxair Inc. ..............................   United States        50,000          4,211,500
                                                                                    ------------
                                                                                       6,600,150
                                                                                    ------------

    MEDIA 0.5%
    The Walt Disney Co. .......................   United States        35,000          1,098,300
                                                                                    ------------

    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES 12.2%
(a) Celgene Corp. .............................   United States        60,000          3,677,400
(a) Covance Inc. ..............................   United States        30,000          2,489,100
(a) Genentech Inc. ............................   United States        50,000          4,059,000
(a) Gilead Sciences Inc. ......................   United States       120,000          6,183,600
    Johnson & Johnson .........................   United States        53,000          3,438,110
    Roche Holding AG, ADR .....................    Switzerland         35,000          3,306,625
    Schering-Plough Corp. .....................   United States       130,000          1,873,300
(a) Waters Corp. ..............................   United States        35,000          1,949,500
                                                                                    ------------
                                                                                      26,976,635
                                                                                    ------------

    REAL ESTATE 0.4%
    CapitalSource Inc. ........................   United States        47,833            462,545
    Jones Lang LaSalle Inc. ...................   United States         3,900            301,626
                                                                                    ------------
                                                                                         764,171
                                                                                    ------------

    RETAILING 2.5%
(a) Dick's Sporting Goods Inc. ................   United States        85,000          2,276,300
    PetSmart Inc. .............................   United States        75,000          1,533,000
    Target Corp. ..............................   United States        35,000          1,773,800
                                                                                    ------------
                                                                                       5,583,100
                                                                                    ------------

    SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT 4.3%
(a) Lam Research Corp. ........................   United States        25,000            955,500
    Microchip Technology Inc. .................   United States        85,000          2,782,050
(a) Microsemi Corp. ...........................   United States       100,000          2,280,000
(a) NVIDIA Corp. ..............................   United States        80,000          1,583,200
    Texas Instruments Inc. ....................   United States        65,000          1,837,550
                                                                                    ------------
                                                                                       9,438,300
                                                                                    ------------

                    4 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                 COUNTRY          SHARES             VALUE
------------------------------------------------------       -------------       -------       ---------------
    COMMON STOCKS (CONTINUED)
    SOFTWARE & SERVICES 15.7%
(a) Activision Inc. ..................................       United States       105,000       $     2,867,550
(a) Adobe Systems Inc. ...............................       United States        60,000             2,135,400
(a) Autodesk Inc. ....................................       United States        45,000             1,416,600
(a) Cognizant Technology Solutions Corp., A ..........       United States        35,000             1,009,050
(a) Concur Technologies Inc. .........................       United States        25,000               776,250
    FactSet Research Systems Inc. ....................       United States        55,000             2,962,850
(a) Google Inc., A ...................................       United States        10,000             4,404,700
    MasterCard Inc., A ...............................       United States        13,000             2,898,870
(a) Omniture Inc. ....................................       United States        50,000             1,160,500
(a) Oracle Corp. .....................................       United States       150,000             2,934,000
    Paychex Inc. .....................................       United States        85,000             2,912,100
(a) Salesforce.com Inc. ..............................       United States        35,000             2,025,450
(a) VeriSign Inc. ....................................       United States        25,000               831,000
(a) Visa Inc., CL A ..................................       United States       100,000             6,236,000
                                                                                               ---------------
                                                                                                    34,570,320
                                                                                               ---------------

    TECHNOLOGY HARDWARE & EQUIPMENT 13.7%
(a) Apple Inc. .......................................       United States        30,000             4,305,000
(a) Cisco Systems Inc. ...............................       United States       200,000             4,818,000
(a) FLIR Systems Inc. ................................       United States       150,000             4,513,500
    Harris Corp. .....................................       United States        60,000             2,911,800
    Hewlett-Packard Co. ..............................       United States       100,000             4,566,000
    QUALCOMM Inc. ....................................       United States       100,000             4,100,000
(a) Research In Motion Ltd. ..........................          Canada            26,000             2,917,980
(a) Trimble Navigation Ltd. ..........................       United States        75,000             2,144,250
                                                                                               ---------------
                                                                                                    30,276,530
                                                                                               ---------------

    TELECOMMUNICATION SERVICES 5.8%
    America Movil SAB de CV, L, ADR ..................          Mexico            75,000             4,776,750
(a) American Tower Corp., A ..........................       United States       100,000             3,921,000
    AT&T Inc. ........................................       United States        45,000             1,723,500
(a) NII Holdings Inc. ................................       United States        75,000             2,383,500
                                                                                               ---------------
                                                                                                    12,804,750
                                                                                               ---------------

    TRANSPORTATION 3.6%
    C.H. Robinson Worldwide Inc. .....................       United States        50,000             2,720,000
    Canadian National Railway Co. ....................          Canada            35,000             1,691,200
    Expeditors International of Washington Inc. ......       United States        80,000             3,614,400
                                                                                               ---------------
                                                                                                     8,025,600
                                                                                               ---------------
    TOTAL COMMON STOCKS (COST $197,056,181) ..........                                             196,482,464
                                                                                               ---------------

                    Quarterly Statements of Investments | 5

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                         COUNTRY          SHARES           VALUE
-----------------------------------------------------------------------------   -------------     ----------     -------------
    SHORT TERM INVESTMENT (COST $26,530,855) 12.0%
    MONEY MARKET FUND 12.0%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% ....   United States     26,530,855     $  26,530,855
                                                                                                                 -------------
    TOTAL INVESTMENTS (COST $223,587,036) 101.2% ............................                                      223,013,319
    OTHER ASSETS, LESS LIABILITIES (1.2)% ...................................                                       (2,714,029)
                                                                                                                 -------------
    NET ASSETS 100.0% .......................................................                                    $ 220,299,290
                                                                                                                 =============

See Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended March 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

     6 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

        FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                    COUNTRY              SHARES             VALUE
---------------------------------------------------------------        -------------          --------         ------------
       LONG TERM INVESTMENTS 98.4%
       COMMON STOCKS 97.9%
       AEROSPACE & DEFENSE 1.5%
   (a) Orbital Sciences Corp. .................................        United States            130,800        $  3,152,280
                                                                                                               ------------
       COMMUNICATIONS EQUIPMENT 16.7%
   (a) Cisco Systems Inc. .....................................        United States            206,800           4,981,812
   (a) Comverse Technology Inc. ...............................        United States            135,000           2,079,000
   (a) F5 Networks Inc. .......................................        United States            156,000           2,834,520
       Harris Corp. ...........................................        United States             90,400           4,387,112
       Nokia Corp., ADR .......................................           Finland               220,000           7,002,600
       QUALCOMM Inc. ..........................................        United States            185,700           7,613,700
   (a) Research In Motion Ltd. ................................            Canada                32,100           3,602,583
   (a) Riverbed Technology Inc. ...............................        United States            144,200           2,142,812
       Telefonaktiebolaget LM Ericsson, B, ADR ................            Sweden                54,300           1,066,995
                                                                                                               ------------
                                                                                                                 35,711,134
                                                                                                               ------------

       COMPUTERS & PERIPHERALS 3.8%
   (a) Apple Inc. .............................................        United States             56,600           8,122,100
                                                                                                               ------------

       DIVERSIFIED TELECOMMUNICATION SERVICES 8.4%
       AT&T Inc. ..............................................        United States             90,317           3,459,141
       PT Telekomunikasi Indonesia, B .........................          Indonesia            1,588,500           1,665,293
       Singapore Telecommunications Ltd. ......................          Singapore              550,000           1,562,580
   (a) Telenor ASA ............................................            Norway               307,500           5,887,334
       Telus Corp. ............................................            Canada                72,100           3,017,385
   (a) Time Warner Telecom Inc., A ............................        United States            148,400           2,298,716
                                                                                                               ------------
                                                                                                                 17,890,449
                                                                                                               ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS 3.5%
   (a) FLIR Systems Inc. ......................................        United States            249,500           7,507,455
                                                                                                               ------------

       HOUSEHOLD DURABLES 0.6%
       Sony Corp., ADR ........................................            Japan                 30,000           1,202,100
                                                                                                               ------------

       INTERNET SOFTWARE & SERVICES 8.1%
   (a) Baidu.com Inc., ADR ....................................            China                  8,700           2,084,781
   (a) Digital River Inc. .....................................        United States             42,800           1,325,516
   (a) Equinix Inc. ...........................................        United States             52,200           3,470,778
   (a) Google Inc., A .........................................        United States             16,000           7,047,520
   (a) Sohu.com Inc. ..........................................            China                 24,900           1,123,737
   (a) VeriSign Inc. ..........................................        United States             67,300           2,237,052
                                                                                                               ------------
                                                                                                                 17,289,384
                                                                                                               ------------

       MEDIA 5.2%
 (a,b) Focus Media Holding Ltd., ADR ..........................            China                 82,000           2,882,300
       Grupo Televisa SA, ADR .................................            Mexico                87,000           2,108,880
       News Corp., A ..........................................        United States            131,100           2,458,125
   (a) Outdoor Channel Holdings Inc. ..........................        United States            132,600             974,610
       The Walt Disney Co. ....................................        United States             65,140           2,044,093
   (a) XM Satellite Radio Holdings Inc., A ....................        United States             61,500             714,630
                                                                                                               ------------
                                                                                                                 11,182,638
                                                                                                               ------------

                    Quarterly Statements of Investments | 7

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

        FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND               COUNTRY               SHARES              VALUE
---------------------------------------------------------------   -------------          ----------        -------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
  (a) FormFactor Inc. .........................................   United States             94,500         $   1,804,950
      Maxim Integrated Products Inc. ..........................   United States            141,300             2,881,107
  (a) Microsemi Corp. .........................................   United States             73,900             1,684,920
                                                                                                           -------------
                                                                                                               6,370,977
                                                                                                           -------------

      SOFTWARE 7.4%
  (a) Activision Inc. .........................................   United States            265,400             7,248,074
      Nintendo Co. Ltd. .......................................       Japan                 14,000             7,214,397
  (a) UbiSoft Entertainment SA ................................       France                15,000             1,291,917
                                                                                                           -------------
                                                                                                              15,754,388
                                                                                                           -------------

      WIRELESS TELECOMMUNICATION SERVICES 39.7%
      America Movil SAB de CV, L, ADR .........................       Mexico               218,400            13,909,896
  (a) American Tower Corp., A .................................   United States            223,102             8,747,829
  (a) Bharti Airtel Ltd. ......................................       India                183,745             3,791,950
      Cellcom Israel Ltd. .....................................       Israel                36,900             1,159,767
  (a) Centennial Communications Corp., A ......................   United States            573,700             3,390,567
      China Mobile (Hong Kong) Ltd., ADR ......................       China                 85,600             6,420,856
  (a) Crown Castle International Corp. ........................   United States            129,690             4,473,008
      Globe Telecom Inc. ......................................    Philippines              39,100             1,415,917
  (a) Leap Wireless International Inc. ........................   United States             58,500             2,726,100
  (a) MetroPCS Communications Inc. ............................   United States            452,400             7,690,800
  (a) NII Holdings Inc. .......................................   United States            241,300             7,668,514
      Reliance Communication Ltd. .............................       India                 77,100               979,014
      Rogers Communications Inc., B ...........................       Canada               268,500             9,658,048
  (a) SBA Communications Corp. ................................   United States            270,700             8,074,981
      Sprint Nextel Corp. .....................................   United States            307,400             2,056,506
      Taiwan Mobile Co. Ltd. ..................................       Taiwan             1,414,442             2,723,035
                                                                                                           -------------
                                                                                                              84,886,788
                                                                                                           -------------
      TOTAL COMMON STOCKS (COST $161,202,192) .................                                              209,069,693
                                                                                                           -------------
      PREFERRED STOCK (COST $720,899) 0.5%
      COMMUNICATIONS EQUIPMENT 0.5%
(a,c) Dilithium Networks Inc., depository receipt, D, pfd.,
        144A, PIPES ...........................................   United States            309,399             1,067,426
                                                                                                           -------------
      TOTAL LONG TERM INVESTMENTS (COST $161,923,091) .........                                              210,137,119
                                                                                                           -------------

                    8 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                 FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                      COUNTRY      PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------  -------------   ----------------  -------------
    SHORT TERM INVESTMENT 3.0%
    REPURCHASE AGREEMENT (COST $3,374,300) 1.6%
(d) Joint Repurchase Agreement, 2.022%, 4/01/08
      (Maturity Value $3,374,490) ..............................................  United States   $      3,374,300  $   3,374,300
          ABN AMRO Bank NV, New York Branch (Maturity Value $366,841)
          Banc of America Securities LLC (Maturity Value $366,841)
          Barclays Capital Inc. (Maturity Value $477,928)
          BNP Paribas Securities Corp. (Maturity Value $366,841)
          Deutsche Bank Securities Inc. (Maturity Value $366,841)
          Goldman, Sachs & Co. (Maturity Value $366,841)
          Lehman Brothers Inc. (Maturity Value $189,714)
          Merrill Lynch Government Securities Inc. (Maturity Value $366,841)
          Morgan Stanley & Co. Inc. (Maturity Value $138,961)
          UBS Securities LLC (Maturity Value $366,841)
            Collateralized by U.S. Government Agency Securities, 2.21%-6.25%,
             4/11/08-10/03/12; (e)  U.S. Government Agency Discount Notes,
             5/14/08-8/01/12;  (e) U.S. Treasury Bill, 7/24/08; and U.S.
             Treasury Notes, 3.375%-4.875%, 8/31/08-9/15/09                                                         -------------

                                                                                                       SHARES
                                                                                                  ----------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    MONEY MARKET FUND (COST $3,116,000) 1.4%
(f) Bank of New York Institutional Cash Reserve Fund, 2.92% ....................                         3,116,000      3,116,000
                                                                                                                    -------------
    TOTAL INVESTMENTS (COST $168,413,391) 101.4% ...............................                                      216,627,419
    OTHER ASSETS, LESS LIABILITIES (1.4)% ......................................                                       (3,042,623)
                                                                                                                    -------------
    NET ASSETS 100.0% ..........................................................                                    $ 213,584,796
                                                                                                                    =============

See Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended March 31, 2008.

(b)   A portion or all of the security is on loan as of March 31, 2008.

(c)   See Note 5 regarding restricted securities.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into on that date.

(e)   The security is traded on a discount basis with no stated coupon rate.

(f)   The rate shown is the annualized seven-day yield at period end.

        Quarterly Statements of Investments | See Notes to Statements of
                                Investments. | 9

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

       FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                    COUNTRY              SHARES             VALUE
---------------------------------------------------------         ---------------        ----------       -------------
LONG TERM INVESTMENTS 96.3%
COMMON STOCKS 96.2%
DIVERSIFIED REIT'S 15.0%
British Land Co. PLC ....................................         United Kingdom            874,800       $  15,928,171
Canadian REIT ...........................................             Canada                153,500           4,022,944
Challenger Diversified Property Group ...................            Australia            6,507,055           4,579,034
Charter Hall Group ......................................            Australia              998,728           1,277,833
Cousins Properties Inc. .................................          United States            214,800           5,307,708
Dexus Property Group ....................................            Australia            2,804,600           4,318,864
General Property Trust ..................................            Australia            2,656,000           7,888,785
Kenedix Realty Investment Corp. .........................              Japan                    457           2,762,755
Liberty Property Trust ..................................          United States            192,600           5,991,786
Mirvac Group ............................................            Australia            1,726,700           6,343,685
Mori Hills REIT Investment Corp. ........................              Japan                    533           3,387,859
Shaftesbury PLC .........................................         United Kingdom            330,200           3,784,253
Stockland ...............................................            Australia            2,423,700          15,482,986
Valad Property Group ....................................            Australia           11,517,200          10,209,802
Vornado Realty Trust ....................................          United States            320,800          27,656,168
Wereldhave NV ...........................................           Netherlands              34,500           4,254,829
                                                                                                          -------------
                                                                                                            123,197,462
                                                                                                          -------------

INDUSTRIAL REIT'S 6.8%
AMB Property Corp. ......................................          United States            119,300           6,492,306
Brixton PLC .............................................         United Kingdom            460,200           3,002,365
Goodman Group ...........................................            Australia            3,490,400          13,748,368
Mapletree Logistics Trust ...............................            Singapore            1,435,722           1,037,997
ProLogis ................................................          United States            392,047          23,075,886
Segro PLC ...............................................         United Kingdom            850,300           8,572,095
                                                                                                          -------------
                                                                                                             55,929,017
                                                                                                          -------------

OFFICE REIT'S 15.0%
Befimmo Sca .............................................             Belgium                17,800           2,163,218
Boston Properties Inc. ..................................          United States            269,600          24,822,072
CapitaCommercial Trust ..................................            Singapore            1,729,900           2,790,466
Champion REIT ...........................................            Hong Kong            2,961,300           1,514,089
Cofinimmo ...............................................             Belgium                25,100           5,424,923
Commonwealth Property Office Fund .......................            Australia            5,361,600           6,516,955
Corporate Office Properties Trust .......................          United States            199,900           6,718,639
Derwent London PLC ......................................         United Kingdom            152,400           4,584,957
Douglas Emmett Inc. .....................................          United States            375,200           8,276,912
Great Portland Estates PLC ..............................         United Kingdom            355,400           3,730,991
Highwoods Properties Inc. ...............................          United States            168,700           5,241,509
Japan Prime Realty Investment Co. .......................              Japan                    902           2,975,167
Japan Real Estate Investment Co. ........................              Japan                    894          10,396,912
Kilroy Realty Corp. .....................................          United States             86,300           4,238,193
Nippon Building Fund Inc. ...............................              Japan                    849          10,724,748
Nippon Commercial Investment Corp. ......................              Japan                    541           2,088,175
Nomura Real Estate Office Fund Inc. .....................              Japan                    422           3,418,477

                    10 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

            FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                        COUNTRY               SHARES            VALUE
--------------------------------------------------------------------        --------------         ----------      -------------
LONG TERM INVESTMENTS (CONTINUED)
COMMON STOCKS (CONTINUED)
OFFICE REIT'S (CONTINUED)
ORIX JREIT Inc. ....................................................            Japan                    621       $   3,611,008
SL Green Realty Corp. ..............................................        United States             80,400           6,550,188
Societe Immobiliere de Location pour l'Industrie et leCommerce .....            France                15,500           2,350,223
Tishman Speyer Office Fund .........................................          Australia            1,747,200           2,195,553
Workspace Group PLC ................................................        United Kingdom           402,000           2,189,876
                                                                                                                   -------------
                                                                                                                     122,523,251
                                                                                                                   -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.6%
Ascendas India Trust ...............................................          Singapore            1,698,700           1,283,668
Growthpoint Properties Ltd. ........................................         South Africa            990,000           1,669,490
Homburg Invest Inc. ................................................            Canada               692,700           2,173,123
                                                                                                                   -------------
                                                                                                                       5,126,281
                                                                                                                   -------------

RESIDENTIAL REIT'S 9.7%
AvalonBay Communities Inc. .........................................        United States            178,100          17,190,212
Camden Property Trust ..............................................        United States            186,000           9,337,200
Equity Lifestyle Properties Inc. ...................................        United States            100,000           4,937,000
Equity Residential .................................................        United States            504,600          20,935,854
Essex Property Trust Inc. ..........................................        United States             63,900           7,283,322
Nippon Accommodations Fund Inc. ....................................            Japan                    507           2,439,821
Sun Communities Inc. ...............................................        United States            174,100           3,569,050
UDR Inc. ...........................................................        United States            576,500          14,135,780
                                                                                                                   -------------
                                                                                                                      79,828,239
                                                                                                                   -------------

RETAIL REIT'S 37.6%
CapitaMall Trust ...................................................          Singapore            2,638,400           6,613,973
CFS Retail Property Trust ..........................................          Australia            2,226,735           4,415,979
Corio NV ...........................................................         Netherlands             100,800           8,829,642
Developers Diversified Realty Corp. ................................        United States            213,800           8,953,944
Eurocommercial Properties NV .......................................         Netherlands             221,300          12,360,941
Federal Realty Investment Trust ....................................        United States            103,000           8,028,850
Frontier Real Estate Investment Corp. ..............................            Japan                    248           2,108,416
Fukuoka REIT Corp. .................................................            Japan                    280           1,703,945
General Growth Properties Inc. .....................................        United States            235,400           8,985,218
Hammerson PLC ......................................................        United Kingdom           487,900          10,757,118
Japan Retail Fund Investment Corp. .................................            Japan                  1,541           9,717,670
Kimco Realty Corp. .................................................        United States            622,000          24,363,740
Klepierre ..........................................................            France               105,000           6,441,595
Land Securities Group PLC ..........................................        United Kingdom           812,000          24,316,236
Liberty International PLC ..........................................        United Kingdom           303,800           5,875,173
Link REIT ..........................................................          Hong Kong            3,371,300           7,475,224
The Macerich Co. ...................................................        United States             61,800           4,342,686
Regency Centers Corp. ..............................................        United States            138,400           8,962,784
RioCan REIT ........................................................            Canada               429,000           8,651,890
Simon Property Group Inc. ..........................................        United States            382,045          35,495,801
Suntec REIT ........................................................          Singapore            2,006,700           2,114,234

                    Quarterly Statements of Investments | 11

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

            FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                   COUNTRY              SHARES             VALUE
-------------------------------------------------------------------    -------------          ---------       -------------
LONG TERM INVESTMENTS (CONTINUED)
COMMON STOCKS (CONTINUED)
RETAIL REIT'S (CONTINUED)
Taubman Centers Inc. ..............................................    United States            235,500       $  12,269,550
Unibail-Rodamco ...................................................       France                130,753          33,639,960
Westfield Group ...................................................      Australia            3,199,400          52,045,985
                                                                                                              -------------
                                                                                                                308,470,554
                                                                                                              -------------

SPECIALIZED REIT'S 11.5%
HCP Inc. ..........................................................    United States            457,600          15,471,456
Hospitality Properties Trust ......................................    United States            202,400           6,885,648
Host Hotels & Resorts Inc. ........................................    United States          1,052,414          16,754,431
Nationwide Health Properties Inc. .................................    United States            434,500          14,664,375
Public Storage ....................................................    United States            298,600          26,461,932
Ventas Inc. .......................................................    United States            312,700          14,043,357
                                                                                                              -------------
                                                                                                                 94,281,199
                                                                                                              -------------
TOTAL COMMON STOCKS (COST $754,756,736) ...........................                                             789,356,003
                                                                                                              -------------
PREFERRED STOCK (COST $1,123,800) 0.1%
RETAIL REIT'S 0.1%
Kimco Realty Corp., 7.75%, pfd., G ................................    United States             44,400           1,061,160
                                                                                                              -------------
TOTAL LONG TERM INVESTMENTS (COST $755,880,536) ...................                                             790,417,163
                                                                                                              -------------

                                                                                       PRINCIPAL AMOUNT
                                                                                       ----------------
    SHORT TERM INVESTMENT (COST $43,082,429) 5.2%
    REPURCHASE AGREEMENT 5.2%
(a) Joint Repurchase Agreement, 2.022%, 4/01/08
      (Maturity Value $43,084,849) ................................    United States     $   43,082,429          43,082,429
        ABN AMRO Bank NV, New York Branch (Maturity
          Value $4,683,754)
        Banc of America Securities LLC (Maturity Value $4,683,754)
        Barclays Capital Inc. (Maturity Value $6,102,107)
        BNP Paribas Securities Corp. (Maturity Value $4,683,754)
        Deutsche Bank Securities Inc. (Maturity Value $4,683,754)
        Goldman, Sachs & Co. (Maturity Value $4,683,754)
        Lehman Brothers Inc. (Maturity Value $2,422,230)
        Merrill Lynch Government Securities Inc. (Maturity
          Value $4,683,754)
        Morgan Stanley & Co. Inc. (Maturity Value $1,774,234)
        UBS Securities LLC (Maturity Value $4,683,754)
          Collateralized by U.S. Government Agency Securities,
            2.21%-6.25%,
           4/11/08-10/03/12;  (b) U.S. Government Agency Discount
             Notes,
             5/14/08-8/01/12;  (b) U.S. Treasury Bill, 7/24/08; and
               U.S. Treasury
             Notes, 3.375%-4.875%, 8/31/08-9/15/09
                                                                                                                 ----------

                    12 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                       VALUE
---------------------------------------------------------------        --------------
TOTAL INVESTMENTS (COST $798,962,965) 101.5% ..................        $  833,499,592
NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (1.0)% ......            (8,225,782)
OTHER ASSETS, LESS LIABILITIES (0.5)% .........................            (4,421,014)
                                                                       --------------
NET ASSETS 100.0% .............................................        $  820,852,796
                                                                       ==============

See Selected Portfolio Abbreviations on page 121.

(a) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into on that date.

(b)   The security is traded on a discount basis with no stated coupon rate.



        Quarterly Statements of Investments | See Notes to Statements of
                               Investments. | 13

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

             FRANKLIN GROWTH AND INCOME SECURITIES FUND                        COUNTRY                SHARES           VALUE
--------------------------------------------------------------------        -------------            --------      -------------
LONG TERM INVESTMENTS 97.7%
COMMON STOCKS 89.2%
CONSUMER DISCRETIONARY 10.0%
Autoliv Inc. .......................................................           Sweden                 96,500       $   4,844,300
Best Buy Co. Inc. ..................................................        United States            236,000           9,784,560
Carnival Corp. .....................................................        United States            244,300           9,889,264
The Home Depot Inc. ................................................        United States            338,000           9,453,860
KB Home ............................................................        United States            345,800           8,551,634
Nordstrom Inc. .....................................................        United States            337,900          11,015,540
                                                                                                                   -------------
                                                                                                                      53,539,158
                                                                                                                   -------------

CONSUMER STAPLES 7.1%
Anheuser-Busch Cos. Inc. ...........................................        United States            201,500           9,561,175
The Coca-Cola Co. ..................................................        United States            205,400          12,502,698
Diageo PLC, ADR ....................................................        United Kingdom            74,100           6,025,812
Unilever NV, N.Y. shs. .............................................         Netherlands             304,300          10,264,039
                                                                                                                   -------------
                                                                                                                      38,353,724
                                                                                                                   -------------

ENERGY 10.1%
Chesapeake Energy Corp. ............................................        United States            203,987           9,414,000
Chevron Corp. ......................................................        United States            173,516          14,811,326
ConocoPhillips .....................................................        United States            173,900          13,252,919
Exxon Mobil Corp. .................................................         United States            152,344          12,885,255
Sunoco Inc. ........................................................        United States             76,800           4,029,696
                                                                                                                   -------------
                                                                                                                      54,393,196
                                                                                                                   -------------

FINANCIALS 15.6%
AFLAC Inc. .........................................................        United States            131,000           8,508,450
Bank of America Corp. ..............................................        United States            344,712          13,068,032
Capital One Financial Corp. ........................................        United States            106,564           5,245,080
CapitalSource Inc. .................................................        United States            510,300           4,934,601
Citigroup Inc. .....................................................        United States            332,100           7,113,582
iStar Financial Inc. ...............................................        United States            332,700           4,667,781
JPMorgan Chase & Co. ...............................................        United States            162,270           6,969,497
Marsh & McLennan Cos. Inc. .........................................        United States            286,400           6,973,840
Merrill Lynch & Co. Inc. ...........................................        United States            198,200           8,074,668
U.S. Bancorp  ......................................................        United States            323,800          10,478,168
Wachovia Corp. .....................................................        United States            223,500           6,034,500
Washington Mutual Inc. .............................................        United States            159,000           1,637,700
                                                                                                                   -------------
                                                                                                                      83,705,899
                                                                                                                   -------------

HEALTH CARE 6.9%
Johnson & Johnson ..................................................        United States            125,000           8,108,750
Pfizer Inc. ........................................................        United States            544,100          11,388,013
Roche Holding AG ...................................................         Switzerland              78,000          14,675,055
Schering-Plough Corp. ..............................................        United States            187,568           2,702,855
                                                                                                                   -------------
                                                                                                                      36,874,673
                                                                                                                   -------------

                    14 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

      FRANKLIN GROWTH AND INCOME SECURITIES FUND             COUNTRY              SHARES              VALUE
-------------------------------------------------------   -------------          --------         -------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    INDUSTRIALS 17.9%
    3M Co. ............................................   United States           132,600         $  10,495,290
    The Boeing Co. ....................................   United States           118,100             8,783,097
    Caterpillar Inc. ..................................   United States           164,500            12,878,705
    General Electric Co. ..............................   United States           371,500            13,749,215
    J.B. Hunt Transport Services Inc. .................   United States           360,800            11,339,944
    Masco Corp. .......................................   United States           408,300             8,096,589
    Pitney Bowes Inc. .................................   United States           208,200             7,291,164
    R. R. Donnelley & Sons Co. ........................   United States           263,900             7,998,809
    United Parcel Service Inc., B .....................   United States           125,500             9,164,010
    Waste Management Inc. .............................   United States           199,000             6,678,440
                                                                                                  -------------
                                                                                                     96,475,263
                                                                                                  -------------

    INFORMATION TECHNOLOGY 9.3%
    Intel Corp. .......................................   United States           542,100            11,481,678
    Microchip Technology Inc. .........................   United States           365,800            11,972,634
    Microsoft Corp. ...................................   United States           337,500             9,578,250
    Nokia Corp., ADR ..................................      Finland              231,300             7,362,279
    Paychex Inc. ......................................   United States           276,400             9,469,464
                                                                                                  -------------
                                                                                                     49,864,305
                                                                                                  -------------

    MATERIALS 3.6%
    Alcoa Inc. ........................................   United States           298,200            10,753,092
    The Dow Chemical Co. ..............................   United States           236,100             8,700,285
                                                                                                  -------------
                                                                                                     19,453,377
                                                                                                  -------------

    TELECOMMUNICATION SERVICES 5.6%
    America Movil SAB de CV, L, ADR ...................      Mexico               166,500            10,604,385
    AT&T Inc. .........................................   United States           511,397            19,586,505
                                                                                                  -------------
                                                                                                     30,190,890
                                                                                                  -------------

    UTILITIES 3.1%
    Dominion Resources Inc. ...........................   United States           213,600             8,723,424
    PG&E Corp. ........................................   United States           211,900             7,802,158
                                                                                                  -------------
                                                                                                     16,525,582
                                                                                                  -------------
    TOTAL COMMON STOCKS (COST $447,592,582) ...........                                             479,376,067
                                                                                                  -------------
    PREFERRED STOCK (COST $8,133,100) 1.5%
    FINANCIALS 1.5%
    FNMA, 8.25%, pfd. .................................   United States           325,000             7,816,250
                                                                                                  -------------

    CONVERTIBLE PREFERRED STOCKS 7.0%
    CONSUMER DISCRETIONARY 3.4%
    General Motors Corp., 6.25%, cvt. pfd. ............   United States           420,000             6,930,000
(a) The Goldman Sachs Group Inc. into Comcast Corp.,
      5.00%, cvt. pfd., 144A ..........................   United States           600,000            11,422,800
                                                                                                  -------------
                                                                                                     18,352,800
                                                                                                  -------------

                    Quarterly Statements of Investments | 15

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

         FRANKLIN GROWTH AND INCOME SECURITIES FUND                                COUNTRY            SHARES              VALUE
------------------------------------------------------------------------------  -------------    ----------------     --------------
LONG TERM INVESTMENTS (CONTINUED)
CONVERTIBLE PREFERRED STOCKS (CONTINUED)
FINANCIALS 1.2%
E*TRADE.Financial Corp., 6.125%, cvt. pfd. ...................................  United States             378,300     $    2,156,310
Washington Mutual Inc., 7.75%, cvt. pfd., R ..................................  United States               6,100          4,331,000
                                                                                                                      --------------
                                                                                                                           6,487,310
                                                                                                                      --------------

HEALTH CARE 0.7%
Schering-Plough Corp., 6.00%, cvt. pfd. ......................................  United States              25,000          3,829,818
                                                                                                                      --------------

UTILITIES 1.7%
Entergy.Corp., 7.625%, cvt. pfd. .............................................  United States             135,000          8,780,062
                                                                                                                      --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $50,513,663) ........................                                            37,449,990
                                                                                                                      --------------
TOTAL LONG TERM INVESTMENTS (COST $506,239,345)  .............................                                           524,642,307
                                                                                                                      --------------

                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
    SHORT TERM INVESTMENT (COST $11,958,005) 2.2%
    REPURCHASE AGREEMENT 2.2%
(b) Joint Repurchase Agreement, 2.022%, 4/01/08
      (Maturity Value $11,958,677) ...........................................                   $     11,958,005         11,958,005
          ABN AMRO Bank NV, New York Branch (Maturity Value $1,300,028)
          Banc of America Securities LLC (Maturity Value $1,300,028)
          Barclays Capital Inc. (Maturity Value $1,693,706)
          BNP Paribas Securities Corp. (Maturity Value $1,300,028)
          Deutsche Bank Securities Inc. (Maturity Value $1,300,028)
          Goldman, Sachs & Co. (Maturity Value $1,300,028)
          Lehman Brothers Inc. (Maturity Value $672,317)
          Merrill Lynch Government Securities Inc. (Maturity Value $1,300,028)
          Morgan Stanley & Co. Inc., (Maturity Value $492,458)
          UBS Securities LLC (Maturity Value $1,300,028)
            Collateralized by U.S. Government Agency Securities, 2.21%-6.25%,
             4/11/08-10/03/12;  (c) U.S. Government Agency Discount Notes,
                5/14/08-8/01/12;  (c) U.S. Treasury Bill, 7/24/08;and U.S.
                Treasury Notes, 3.375%-4.875%, 8/31/08-9/15/09
                                                                                                                       -------------
    TOTAL INVESTMENTS (COST $518,197,350) 99.9% ..............................                                           536,600,312
    OTHER ASSETS, LESS LIABILITIES 0.1% ......................................                                               528,750
                                                                                                                       -------------
    NET ASSETS 100.0% ........................................................                                         $ 537,129,062
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 121.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the value of this security was $11,422,800, representing 2.13% of net assets.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into as on that date.

(c) The security is traded on a discount basis with no stated coupon rate.



     16 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                   FRANKLIN HIGH INCOME SECURITIES FUND                         COUNTRY        PRINCIPAL AMOUNT (a)      VALUE
---------------------------------------------------------------------------   -------------    --------------------  -------------
      LONG TERM INVESTMENTS 96.6%
  (b) SENIOR FLOATING RATE INTERESTS 2.6%
      CONSUMER SERVICES 0.4%
  (c) OSI Restaurant Partners LLC (Outback),
        Pre-Funded Revolving Credit, 6.50%, 6/14/13 .......................   United States        $      66,176     $      51,452
        Term Loan B, 6.50%, 6/14/14 .......................................   United States              833,824           648,298
                                                                                                                     -------------
                                                                                                                           699,750
                                                                                                                     -------------

      MEDIA 0.4%
  (c) Univision Communications Inc.,
        Delayed Draw Term Loan, 6.50%, 9/29/14 ............................   United States               33,557            26,552
        Term Loan B, 6.50%, 9/29/14 .......................................   United States              966,443           764,698
                                                                                                                     -------------
                                                                                                                           791,250
                                                                                                                     -------------

      TELECOMMUNICATION SERVICES 1.0%
  (c) Intelsat Subsidiary Holding Co. Ltd., Unfunded Bridge Loan, 5.25%,
        1/15/13 ...........................................................      Bermuda               2,000,000         1,821,000
                                                                                                                     -------------
      UTILITIES 0.8%
  (c) Dynegy Holdings Inc.,
        Term L/C Facility, 5.75%, 4/02/13 .................................   United States            1,386,133         1,280,441
        Term Loan B, 5.75%, 4/02/13 .......................................   United States              113,867           105,184
                                                                                                                     -------------
                                                                                                                         1,385,625
                                                                                                                     -------------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST $4,666,120) ..............                                              4,697,625
                                                                                                                     -------------
      CORPORATE BONDS 94.0%
      AUTOMOBILES & COMPONENTS 4.4%
  (d) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ......   United States            2,300,000         2,012,500
      Ford Motor Credit Co. LLC,
        7.80%, 6/01/12 ....................................................   United States            3,000,000         2,477,523
        senior note, 9.875%, 8/10/11 ......................................   United States            2,200,000         1,964,943
  (d) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ..............   United States            2,000,000         1,830,000
                                                                                                                     -------------
                                                                                                                         8,284,966
                                                                                                                     -------------

      CAPITAL GOODS 7.7%
      DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ............   United States            2,200,000         2,211,000
      Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ..................   United States            2,400,000         2,268,000
      L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 .........   United States            2,000,000         1,925,000
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .............   United States            2,500,000         2,350,000
      Terex Corp., senior sub. note, 8.00%, 11/15/17 ......................   United States            2,000,000         2,000,000
      TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ....................   United States            1,900,000         1,909,500
      United Rentals North America Inc., senior sub. note, 7.75%,
        11/15/13 ..........................................................   United States            2,100,000         1,711,500
                                                                                                                     -------------
                                                                                                                        14,375,000
                                                                                                                     -------------

      COMMERCIAL SERVICES & SUPPLIES 3.4%
      Allied Waste North America Inc., senior secured note, 6.875%,
        6/01/17 ...........................................................   United States            2,100,000         2,068,500
      ARAMARK Corp., senior note, 8.50%, 2/01/15 ..........................   United States            2,300,000         2,317,250
(e,f) Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .......   United States            1,912,374                --
      JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 ...   United States            2,000,000         1,930,000
                                                                                                                     -------------
                                                                                                                         6,315,750
                                                                                                                     -------------

                    Quarterly Statements of Investments | 17

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                FRANKLIN HIGH INCOME SECURITIES FUND                        COUNTRY        PRINCIPAL AMOUNT (a)         VALUE
---------------------------------------------------------------------    -------------     --------------------      -------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER DURABLES & APPAREL 2.7%
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..................    United States       $     2,400,000         $   2,112,000
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ............    United States             1,500,000             1,466,250
    KB Home, senior note, 6.25%, 6/15/15 ............................    United States             1,700,000             1,515,125
                                                                                                                     -------------
                                                                                                                         5,093,375
                                                                                                                     -------------

    CONSUMER SERVICES 5.9%
(d) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ..................    United States             1,700,000             1,207,000
    MGM MIRAGE, senior note,
      6.625%, 7/15/15 ...............................................    United States             2,500,000             2,187,500
      6.875%, 4/01/16 ...............................................    United States             1,000,000               880,000
(d) Outback Steakhouse Inc., senior note, 144A, 10.00%,
      6/15/15 .......................................................    United States             1,000,000               635,000
    Pinnacle Entertainment Inc., senior sub. note,
      8.25%, 3/15/12 ................................................    United States               200,000               189,500
      8.75%, 10/01/13 ...............................................    United States             2,100,000             2,079,000
    Royal Caribbean Cruises Ltd.,
      senior deb., 7.25%, 3/15/18 ...................................    United States             1,800,000             1,599,791
      senior note, 6.875%, 12/01/13 .................................    United States               700,000               656,426
    Station Casinos Inc.,
      senior note, 6.00%, 4/01/12 ...................................    United States               300,000               247,500
      senior sub. note, 6.50%, 2/01/14 ..............................    United States               300,000               181,500
      senior sub. note, 6.875%, 3/01/16 .............................    United States             1,900,000             1,116,250
                                                                                                                     -------------
                                                                                                                        10,979,467
                                                                                                                     -------------

    DIVERSIFIED FINANCIALS 3.3%
    GMAC LLC, 6.875%, 8/28/12 .......................................    United States             5,000,000             3,804,340
    Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ......    United States             2,300,000             2,272,113
                                                                                                                     -------------
                                                                                                                         6,076,453
                                                                                                                     -------------

    ENERGY 10.6%
    Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ............    United States             3,000,000             2,880,000
    Compagnie Generale de Geophysique-Veritas, senior note,
      7.50%, 5/15/15 ................................................        France                  500,000               510,000
      7.75%, 5/15/17 ................................................        France                  700,000               714,000
    El Paso Corp., senior note, 6.875%, 6/15/14 .....................    United States             2,000,000             2,050,062
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 ................    United States             2,600,000             2,509,000
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ......    United States             2,500,000             2,375,000
    Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...........    United States             2,000,000             2,040,000
(d) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .......     Switzerland              1,900,000             1,729,000
    Tesoro Corp., senior note, 6.50%, 6/01/17 .......................    United States             2,200,000             1,980,000
    The Williams Cos. Inc.,
      8.75%, 3/15/32 ................................................    United States               800,000               928,000
      senior note, 7.625%, 7/15/19 ..................................    United States               600,000               643,500
      senior note, 7.875%, 9/01/21 ..................................    United States             1,200,000             1,306,500
                                                                                                                     -------------
                                                                                                                        19,665,062
                                                                                                                     -------------

                    18 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)


                     FRANKLIN HIGH INCOME SECURITIES FUND                           COUNTRY     PRINCIPAL AMOUNT (a)      VALUE
-------------------------------------------------------------------------------  -------------  --------------------  ------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      FOOD, BEVERAGE & TOBACCO 2.5%
      Dean Foods Inc., senior note, 7.00%, 6/01/16 ............................  United States   $         600,000    $    528,000
      Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ............  United States           2,500,000       2,643,710
      Smithfield Foods Inc., senior note, 7.75%,
           5/15/13 ............................................................  United States           1,200,000       1,194,000
           7/01/17 ............................................................  United States             300,000         294,000
                                                                                                                      ------------
                                                                                                                         4,659,710
                                                                                                                      ------------

      HEALTH CARE EQUIPMENT & SERVICES 6.6%
      FMC Finance III SA, senior note, 6.875%, 7/15/17 ........................     Germany              2,200,000       2,211,000
      HCA Inc.,
           senior note, 6.50%, 2/15/16 ........................................  United States             400,000         339,000
           senior secured note, 9.125%, 11/15/14 ..............................  United States           1,900,000       1,961,750
      Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................  United States           2,000,000       1,795,000
  (g) United Surgical Partners International Inc., senior sub. note, PIK,
        9.25%, 5/01/17 ........................................................  United States           1,500,000       1,395,000
(b,g) U.S. Oncology Holdings Inc., senior note, FRN, PIK, 10.759%, 3/15/12 ....  United States           2,739,487       2,123,102
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
        10/01/14 ..............................................................  United States           2,500,000       2,418,750
                                                                                                                      ------------
                                                                                                                        12,243,602
                                                                                                                      ------------

      MATERIALS 10.0%
      Crown Americas Inc., senior note, 7.75%, 11/15/15 .......................  United States           2,000,000       2,065,000
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 .......  United States           2,200,000       2,340,250
      Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ..........  United States           1,600,000       1,704,000
  (d) Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ..........................  United Kingdom          2,500,000       1,956,250
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .......................     Ireland              2,500,000       2,200,000
  (d) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ..................  United States           2,000,000       1,800,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................  United States           2,000,000       2,065,000
      Novelis Inc., senior note, 7.25%, 2/15/15 ...............................     Canada               2,200,000       1,958,000
      Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ........................  United States           2,500,000       2,487,500
                                                                                                                      ------------
                                                                                                                        18,576,000
                                                                                                                      ------------

      MEDIA 9.6%
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...............  United States           1,000,000         977,500
(e,f) Callahan Nordrhein-Westfallen, senior note, 14.00%, 7/15/10 .............     Germany              2,750,000             275
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ....................     Canada               2,100,000       2,005,500
      CCH II LLC, senior note, 10.25%, 9/15/10 ................................  United States           3,800,000       3,477,000
      CSC Holdings Inc., senior note, 6.75%, 4/15/12 ..........................  United States           1,000,000         970,000
      Lamar Media Corp., senior sub. note,
           7.25%, 1/01/13 .....................................................  United States           2,000,000       1,910,000
           6.625%, 8/15/15 ....................................................  United States             300,000         265,500
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ........................  United States           2,000,000       1,761,838
      Quebecor Media Inc.,
       (d) 144A, 7.75%, 3/15/16 ...............................................     Canada                 200,000         183,500
           senior note, 7.75%, 3/15/16 ........................................     Canada               1,800,000       1,651,500

                    Quarterly Statements of Investments | 19

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN HIGH INCOME SECURITIES FUND                        COUNTRY      PRINCIPAL AMOUNT (a)      VALUE
---------------------------------------------------------------------------  --------------  --------------------   ------------
       LONG TERM INVESTMENTS (CONTINUED)
       CORPORATE BONDS (CONTINUED)
       MEDIA (CONTINUED)
       R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 .................   United States   $      3,500,000      $  2,231,250
       Radio One Inc., senior sub. note, 6.375%, 2/15/13 ..................   United States          2,300,000         1,667,500
 (d,g) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
             3/15/15 ......................................................   United States          1,200,000           732,000
                                                                                                                    ------------
                                                                                                                      17,833,363
                                                                                                                    ------------

       REAL ESTATE 2.3%
       Forest City Enterprises Inc., senior note,
             7.625%, 6/01/15 ..............................................   United States          2,300,000         2,196,500
             6.50%, 2/01/17 ...............................................   United States            300,000           271,500
       Host Marriott LP, senior note, M, 7.00%, 8/15/12 ...................   United States          1,800,000         1,768,500
                                                                                                                    ------------
                                                                                                                       4,236,500
                                                                                                                    ------------

       RETAILING 2.1%
       Dollar General Corp., senior note, 10.625%, 7/15/15 ................   United States          2,000,000         1,940,000
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 ................   United States          2,300,000         2,024,000
                                                                                                                    ------------
                                                                                                                       3,964,000
                                                                                                                    ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ........   United States          2,000,000         1,575,000
                                                                                                                    ------------
       SOFTWARE & SERVICES 3.5%
   (d) First Data Corp., senior note, 144A, 9.875%, 9/24/15 ...............   United States          2,100,000         1,729,875
       Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...............   United States          2,200,000         2,293,500
       SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 .................................   United States            400,000           406,000
             senior sub. note, 10.25%, 8/15/15 ............................   United States          2,100,000         2,121,000
                                                                                                                    ------------
                                                                                                                       6,550,375
                                                                                                                    ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
       Sanmina-SCI Corp.,
        (b,d) senior note, 144A, FRN, 5.55%, 6/15/14 ......................   United States          1,000,000          905,000
             senior sub. note, 6.75%, 3/01/13 .............................   United States          1,000,000          872,500
                                                                                                                   ------------
                                                                                                                      1,777,500
                                                                                                                   ------------

       TELECOMMUNICATION SERVICES 8.6%
       Centennial Communications Corp., senior note, 10.00%, 1/01/13 ......   United States          2,000,000        1,870,000
  (d)  Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .............      Jamaica             2,500,000        2,093,750
       Intelsat Subsidiary Holding Co. Ltd., senior note,
        8.25%, 1/15/13 ....................................................      Bermuda             3,000,000        3,037,500
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ...............   United States          2,000,000        1,850,000
       Millicom International Cellular SA, senior note,
        10.00%, 12/01/13 ..................................................     Luxembourg           2,200,000        2,343,000
       Qwest Communications International Inc., senior note,
             7.50%, 2/15/14 ...............................................   United States          1,000,000          945,000
             B, 7.50%, 2/15/14 ............................................   United States          2,000,000        1,890,000
  (d) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ....       Italy              2,025,000        2,075,625
                                                                                                                   ------------
                                                                                                                     16,104,875
                                                                                                                    ------------

                    20 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)


                    FRANKLIN HIGH INCOME SECURITIES FUND                          COUNTRY     PRINCIPAL AMOUNT (a)     VALUE
----------------------------------------------------------------------------   -------------  --------------------  ------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    UTILITIES 9.0%
(h) AES Corp., senior note, 8.00%, 10/15/17 ................................   United States  $      2,300,000      $  2,340,250
    Aquila Inc., senior note, 14.875%, 7/01/12 .............................   United States         2,000,000         2,475,000
    Dynegy Holdings Inc., senior note,
        7.50%, 6/01/15 .....................................................   United States           300,000           282,750
        8.375%, 5/01/16 ....................................................   United States         1,000,000           995,000
    Edison Mission Energy, senior note, 7.00%, 5/15/17 .....................   United States         2,200,000         2,200,000
    Mirant North America LLC, senior note, 7.375%, 12/31/13 ................   United States         2,500,000         2,537,500
    NRG Energy Inc., senior note,
        7.25%, 2/01/14 .....................................................   United States           900,000           891,000
        7.375%, 2/01/16 ....................................................   United States         2,100,000         2,063,250
(d) Texas Competitive Electric Holdings Co. LLC, senior note, 144A, 10.25%,
      11/01/15 .............................................................   United States         3,000,000         3,003,750
                                                                                                                    ------------
                                                                                                                      16,788,500
                                                                                                                    ------------
    TOTAL CORPORATE BONDS (COST $191,147,954) ..............................                                         175,099,498
                                                                                                                    ------------

                                                                                                     SHARES
                                                                                              --------------------
        COMMON STOCK (COST $89,208)0.0%
        COMMERCIAL SERVICES & SUPPLIES 0.0%
(e,i,j) Goss Holdings Inc., B ..............................................   United States            44,604               --
                                                                                                                    ------------
        TOTAL LONG TERM INVESTMENTS (COST $195,903,282) ....................                                         179,797,123
                                                                                                                    ------------

                                                                                              PRINCIPAL AMOUNT (a)
                                                                                              --------------------
    SHORT TERM INVESTMENT (COST $7,352,422) 3.9%
    REPURCHASE AGREEMENT 3.9%
(k) Joint Repurchase Agreement, 2.022%, 4/01/08
      (Maturity Value $7,352,835) ..........................................   United States  $          7,352,422    7,352,422
          ABN AMRO Bank NV, New York Branch (Maturity Value $799,327)
          Banc of America Securities LLC (Maturity Value $799,327)
          Barclays Capital Inc. (Maturity Value $1,041,380)
          BNP Paribas Securities Corp. (Maturity Value $799,327)
          Deutsche Bank Securities Inc. (Maturity Value $799,327)
          Goldman, Sachs & Co. (Maturity Value $799,327)
          Lehman Brothers Inc. (Maturity Value $413,376)
          Merrill Lynch Government Securities Inc. (Maturity Value $799,327)
          Morgan Stanley & Co. Inc. (Maturity Value $302,790)
          UBS Securities LLC (Maturity Value $799,327)
          Collateralized by U.S. Government Agency Securities, 2.21%-6.25%,
            4/11/08-10/03/12;  (l) U.S. Government Agency Discount Notes,
              5/14/08-8/01/12;  (l) U.S. Treasury Bill, 7/24/08; and
                U.S. Treasury Notes, 3.375%-4.875%, 8/31/08-9/15/09

                                                                                                                   ------------
    TOTAL INVESTMENTS (COST $203,255,704) 100.5% ...........................                                        187,149,545
    OTHER ASSETS, LESS LIABILITIES (0.5)% ..................................                                           (847,689)
                                                                                                                   ------------
    NET ASSETS 100.0% ......................................................                                       $186,301,856
                                                                                                                   ============

                    Quarterly Statements of Investments | 21

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

FRANKLIN HIGH INCOME SECURITIES FUND

See Selected Portfolio Abbreviations on page 121.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   The coupon rate shown represents the rate at period end.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of these securities were $21,893,250, representing 11.75% of net assets.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of these securities were $275, representing less than 0.01% of net assets.

(f)   Defaulted security.

(g)   Income may be received in additional securities and/or cash.

(h)   See Note 8 regarding other considerations.

(i)   Non-income producing for the twelve months ended March 31, 2008.

(j)   See Note 5 regarding restricted securities.

(k) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into on that date.

(l)   The security is traded on a discount basis with no stated coupon rate.



     22 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

  FRANKLIN INCOME SECURITIES FUND         COUNTRY         SHARES        VALUE
------------------------------------   --------------   ---------    ------------
LONG TERM INVESTMENTS 91.7%
COMMON STOCKS 32.8%
ENERGY 4.4%
BP PLC, ADR ........................   United Kingdom     700,000    $ 42,455,000
Canadian Oil Sands Trust ...........      Canada        2,000,000      80,865,160
Chevron Corp. ......................   United States      500,000      42,680,000
ConocoPhillips .....................   United States      762,600      58,117,746
Halliburton Co. ....................   United States      900,000      35,397,000
Royal Dutch Shell PLC, A, ADR ......    Netherlands       400,000      27,592,000
Spectra Energy Corp. ...............   United States    1,750,000      39,812,500
                                                                     ------------
                                                                      326,919,406
                                                                     ------------
FINANCIALS 4.5%
Bank of America Corp. ..............   United States    3,250,000     123,207,500
CapitalSource Inc. .................   United States      650,000       6,285,500
Duke Realty Corp. ..................   United States      500,000      11,405,000
HSBC Holdings PLC ..................   United Kingdom   3,500,000      57,649,721
iStar Financial Inc. ...............   United States      968,800      13,592,264
JPMorgan Chase & Co. ...............   United States      900,000      38,655,000
Merrill Lynch & Co. Inc. ...........   United States      540,000      21,999,600
Wachovia Corp. .....................   United States      100,000       2,700,000
Washington Mutual Inc. .............   United States    2,000,000      20,600,000
Wells Fargo & Co. ..................   United States    1,600,000      46,560,000
                                                                     ------------
                                                                      342,654,585
                                                                     ------------
HEALTH CARE 5.0%
Bristol-Myers Squibb Co. ...........   United States    1,500,000      31,950,000
Johnson & Johnson ..................   United States    1,500,000      97,305,000
Merck & Co. Inc. ...................   United States    1,750,000      66,412,500
Pfizer Inc. ........................   United States    7,700,000     161,161,000
Wyeth ..............................   United States      500,000      20,880,000
                                                                     ------------
                                                                      377,708,500
                                                                     ------------
INDUSTRIALS 0.8%
3M Co. .............................   United States      700,000      55,405,000
General Electric Co. ...............   United States      150,000       5,551,500
                                                                     ------------
                                                                       60,956,500
                                                                     ------------
INFORMATION TECHNOLOGY 2.7%
Intel Corp. ........................   United States    6,000,000     127,080,000
Maxim Integrated Products Inc. .....   United States    2,500,000      50,975,000
Microchip Technology Inc. ..........   United States      650,000      21,274,500
                                                                     ------------
                                                                      199,329,500
                                                                     ------------
MATERIALS 0.4%
AngloGold Ashanti Ltd., ADR ........   South Africa       100,000       3,396,000
The Dow Chemical Co. ...............   United States      720,500      26,550,425
                                                                     ------------
                                                                       29,946,425
                                                                     ------------

                    Quarterly Statements of Investments | 23

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN INCOME SECURITIES FUND                            COUNTRY       SHARES          VALUE
------------------------------------------------------------------------    -------------   ---------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    TELECOMMUNICATION SERVICES 2.9%
    AT&T Inc. ...........................................................   United States   4,737,484   $   181,445,637
    Verizon Communications Inc. .........................................   United States   1,000,000        36,450,000
                                                                                                        ---------------
                                                                                                            217,895,637
                                                                                                        ---------------
    UTILITIES 12.1%
    AGL Resources Inc. ..................................................   United States     175,000         6,006,000
    Ameren Corp. ........................................................   United States   1,500,000        66,060,000
    American Electric Power Co. Inc. ....................................   United States     700,000        29,141,000
    Atmos Energy Corp. ..................................................   United States     610,000        15,555,000
    CenterPoint Energy Inc. .............................................   United States     300,000         4,281,000
    Consolidated Edison Inc. ............................................   United States   1,500,000        59,550,000
    Dominion Resources Inc. .............................................   United States   1,800,000        73,512,000
    DTE Energy Co. ......................................................   United States     260,500        10,130,845
    Duke Energy Corp. ...................................................   United States   4,500,000        80,325,000
    FirstEnergy Corp. ...................................................   United States   1,250,000        85,775,000
    FPL Group Inc. ......................................................   United States     500,000        31,370,000
    Hawaiian Electric Industries Inc. ...................................   United States     120,000         2,864,400
    NiSource Inc. .......................................................   United States     600,000        10,344,000
    PG&E Corp. ..........................................................   United States   2,500,000        92,050,000
    Pinnacle West Capital Corp. .........................................   United States     300,000        10,524,000
    Portland General Electric Co. .......................................   United States   1,250,000        28,187,500
    Progress Energy Inc. ................................................   United States     550,000        22,935,000
    Public Service Enterprise Group Inc. ................................   United States   2,500,000       100,475,000
    Puget Energy Inc. ...................................................   United States   1,566,300        40,520,181
    The Southern Co. ....................................................   United States   3,300,000       117,513,000
    TECO Energy Inc. ....................................................   United States   1,000,000        15,950,000
                                                                                                        ---------------
                                                                                                            903,068,926
                                                                                                        ---------------
    TOTAL COMMON STOCKS (COST $2,339,842,298) ...........................                                 2,458,479,479
                                                                                                        ---------------
    CONVERTIBLE PREFERRED STOCKS 8.5%
    CONSUMER DISCRETIONARY 1.7%
    Citigroup into Comcast Corp., 8.50%, cvt. pfd. ......................   United States   1,750,000        34,433,875
    General Motors Corp., 6.25%, cvt. pfd. ..............................   United States   1,200,000        19,800,000
(a) The Goldman Sachs Group Inc. into Comcast Corp., 5.00%, cvt. pfd.,
      144A ..............................................................   United States   1,000,000        19,038,000
(a) Lehman Brothers into Target Corp., 7.50%, cvt. pfd., 144A ...........   United States     600,000        30,816,000
(a) Merrill Lynch & Co. Inc. into Home Depot Inc., 9.00%, cvt. pfd.,
      144A ..............................................................   United States     584,000        16,781,240
    Retail Ventures Inc. into DSW Inc., 6.625%, cvt. pfd. ...............   United States     250,000         7,562,500
                                                                                                        ---------------
                                                                                                            128,431,615
                                                                                                        ---------------
    ENERGY 1.4%
(a) Deutsche Bank AG into Chevron Corp., 8.00%, cvt. pfd., 144A .........   United States     800,000        68,072,000
(a) Morgan Stanley into ConocoPhillips, 7.00%, cvt. pfd., 144A ..........   United States     520,000        39,403,000
                                                                                                        ---------------
                                                                                                            107,475,000
                                                                                                        ---------------

                    24 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN INCOME SECURITIES FUND                            COUNTRY        SHARES         VALUE
-------------------------------------------------------------------------   -------------   ----------   -------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    FINANCIALS 2.1%
    Bank of America Corp., 7.25%, cvt. pfd., L ..........................   United States       49,900   $  51,546,700
    Citigroup Inc., 6.50%, cvt. pfd. ....................................   United States      500,000      23,785,000
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ..........................   United States      552,300       3,148,110
    Fannie Mae, 5.375%, cvt. pfd. .......................................   United States          600      42,953,610
    Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ......................   United States      200,000       3,948,000
    Washington Mutual Inc., 7.75%, cvt. pfd., R .........................   United States       48,400      34,364,000
                                                                                                         -------------
                                                                                                           159,745,420
                                                                                                         -------------
    HEALTH CARE 1.1%
(a) Morgan Stanley into Genentech Inc., 5.26%, cvt. pfd., 144A ..........   United States      900,000      66,865,500
    Schering-Plough Corp., 6.00%, cvt. pfd. .............................   United States      100,000      15,319,270
                                                                                                         -------------
                                                                                                            82,184,770
                                                                                                         -------------
    INDUSTRIALS 0.8%
    Lehman Brothers Holdings into General Electric Co.,
    7.50%, cvt. pfd. ....................................................   United States    1,550,000      56,265,000
                                                                                                         -------------
    INFORMATION TECHNOLOGY 0.6%
(a) Morgan Stanley into Texas Instruments Inc., 7.50%, cvt. pfd.,
      144A ..............................................................   United States    1,550,000      45,763,750
                                                                                                         -------------
    MATERIALS 0.7%
(a) The Goldman Sachs Group Inc. into Barrick Gold Corp., 10.00%,
      cvt. pfd., 144A ...................................................   United States    1,125,000      51,217,875
                                                                                                         -------------
    UTILITIES 0.1%

    PNM Resources Inc., 6.75%, cvt. pfd. ................................   United States      225,600       5,315,700
                                                                                                         -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $693,499,013) ..............                                  636,399,130
                                                                                                         -------------
    PREFERRED STOCKS 1.4%
    FINANCIALS 1.4%
    FHLMC, 8.375%, pfd. .................................................   United States    1,607,000      39,210,800
    FNMA, 6.75%, pfd. ...................................................   United States      500,000      11,295,000
    FNMA, 7.625%, pfd., R ...............................................   United States      800,000      18,960,000
    FNMA, 8.25%, pfd. ...................................................   United States    1,374,000      33,044,700
                                                                                                         -------------
    TOTAL PREFERRED STOCKS (COST $107,025,000) ..........................                                  102,510,500
                                                                                                         -------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT (b)
                                                                                            ----------

(c) SENIOR FLOATING RATE INTERESTS 3.5%
    CONSUMER DISCRETIONARY 0.6%
    Allison Transmission, Term Loan B, 5.74% - 5.75%,8/07/14 ............   United States   24,962,500      22,002,671
    Jarden Corp., Term Loan B-3, 7.698%, 1/24/12 ........................   United States   24,875,000      23,706,373
                                                                                                          ------------
                                                                                                            45,709,044
                                                                                                          ------------
    HEALTH CARE 0.1%
    Bausch and Lomb Inc.,
       Delayed Draw Term Loan, 5.946%, 4/28/15 ..........................   United States      880,000         856,499
       Parent Term Loan B, 5.946%, 4/28/15 ..............................   United States    7,022,400       6,834,867
                                                                                                          ------------
                                                                                                             7,691,366
                                                                                                          ------------

                    Quarterly Statements of Investments | 25

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN INCOME SECURITIES FUND                           COUNTRY      PRINCIPAL AMOUNT (b)     VALUE
------------------------------------------------------------------------   -------------   --------------------  -------------
    LONG TERM INVESTMENTS (CONTINUED)
(c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDUSTRIALS 0.7%
    Ceva Group PLC,
         Dollar Pre-Refunded L/C Commitment, 5.696%, 8/01/12 ...........   United States             2,105,263   $   1,901,852
         EGL Term Loans, 5.818%, 8/01/12 ...............................   United States            17,760,526      16,126,558
(d) Rexnord Holdings Inc., PIK Interest Facility, 10.058%, 2/20/13 .....   United States            22,648,034      15,853,624
    U.S. Investigations Services Inc., Term Loan B, 5.599%, 4/01/15 ....   United States            19,899,749      17,051,100
                                                                                                                 -------------
                                                                                                                    50,933,134
                                                                                                                 -------------
    INFORMATION TECHNOLOGY 0.9%
    First Data Corp.,
         Term Loan B-2, 5.349% - 5.446%, 9/24/14 .......................   United States            54,725,000      49,376,890
         Term Loan B-3, 5.349% - 5.446%, 9/24/14 .......................   United States            22,917,417      20,632,323
                                                                                                                 -------------
                                                                                                                    70,009,213
                                                                                                                 -------------
    MATERIALS 0.3%
(d) Berry Plastics Holding Corp., Senior Unsecured Term Loan, PIK,
      11.646%, 6/15/14 .................................................   United States            29,201,443      20,587,017
                                                                                                                 -------------
    TELECOMMUNICATION SERVICES 0.2%
(e) Intelsat Subsidiary Holding Co. Ltd., Bridge Term Loan, 5.25%,
      1/15/15 ..........................................................      Bermuda               15,000,000      13,206,000
                                                                                                                 -------------
    UTILITIES 0.7%
    Texas Competitive Electric Holdings Co. LLC,
         Term Loan B-2, 6.478% - 6.596%, 10/10/14 ......................   United States            32,917,500      30,055,916
         Term Loan B-3, 6.478% - 6.596%, 10/10/14 ......................   United States            24,937,500      22,705,594
                                                                                                                 -------------
                                                                                                                    52,761,510
                                                                                                                 -------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $288,280,781) ...........                                           260,897,284
                                                                                                                 -------------
    CORPORATE BONDS 40.5%
    CONSUMER DISCRETIONARY 9.8%
    Beazer Homes USA Inc., senior note,
         8.625%, 5/15/11 ...............................................   United States            11,660,000       9,036,500
         8.125%, 6/15/16 ...............................................   United States             4,400,000       3,267,000
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..........   United States            60,000,000      58,650,000
    CCH I Holdings LLC, senior note,
         13.50%, 1/15/14 ...............................................   United States            60,000,000      38,100,000
         11.75%, 5/15/14 ...............................................   United States            63,000,000      32,130,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ...................   United States           100,000,000      70,000,000
    CCH II LLC, senior note, 10.25%, 9/15/10 ...........................   United States            19,700,000      18,025,500
    CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .................   United States            10,300,000      10,235,625
    D.R. Horton Inc.,
         5.625%, 1/15/16 ...............................................   United States             5,500,000       4,620,000
         senior note, 6.50%, 4/15/16 ...................................   United States             5,000,000       4,475,000
    Dex Media Inc.,
         B, 8.00%, 11/15/13 ............................................   United States             7,500,000       5,512,500
         senior disc. note, zero cpn. to 11/15/08, 9.00%
           thereafter, 11/15/13 ........................................   United States            14,500,000      10,512,500
         zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 .............   United States            15,000,000      10,875,000

                    26 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                     FRANKLIN INCOME SECURITIES FUND                           COUNTRY     PRINCIPAL AMOUNT (b)      VALUE
------------------------------------------------------------------------   -------------  ---------------------  -------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER DISCRETIONARY (CONTINUED)
      Dish Network Corp., senior note, 7.125%, 2/01/16 .................   United States            25,000,000   $  23,437,500
      Dollar General Corp.,
              senior note, 10.625%, 7/15/15 ............................   United States            82,000,000      79,540,000
          (d) senior sub. note, PIK, 11.875%, 7/15/17 ..................   United States            32,000,000      28,160,000
      Ford Motor Co., 7.45%, 7/16/31 ...................................   United States            50,000,000      33,250,000
      General Motors Corp., senior deb., 8.25%, 7/15/23 ................   United States            25,000,000      17,625,000
      Hertz Corp., senior note, 8.875%, 1/01/14 ........................   United States            28,700,000      27,336,750
      K. Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16 .......   United States             4,500,000       3,150,000
      KB Home, senior note,
              6.375%, 8/15/11 ..........................................   United States             5,000,000       4,725,000
              5.75%, 2/01/14 ...........................................   United States             6,500,000       5,622,500
              6.25%, 6/15/15 ...........................................   United States             9,500,000       8,466,875
              7.25%, 6/15/18 ...........................................   United States            10,600,000       9,540,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 .................   United States            13,200,000      11,628,131
      MGM MIRAGE, senior note,
              6.75%, 4/01/13 ...........................................   United States            10,000,000       9,250,000
              6.625%, 7/15/15 ..........................................   United States            15,000,000      13,125,000
              7.625%, 1/15/17 ..........................................   United States            20,000,000      18,300,000
      Quebecor Media Inc.,
          (a) 144A, 7.75%, 3/15/16 .....................................      Canada                 9,750,000       8,945,625
              senior note, 7.75%, 3/15/16 ..............................      Canada                 4,900,000       4,495,750
      R.H. Donnelley Corp.,
              6.875%, 1/15/13 ..........................................   United States            11,400,000       7,011,000
              senior discount note, 6.875%, 1/15/13 ....................   United States            20,000,000      12,300,000
              senior note, 8.875%, 1/15/16 .............................   United States            10,000,000       6,375,000
          (a) senior note, 144A, 8.875%, 10/15/17 ......................   United States            48,000,000      30,240,000
      Seagate Technology HDD Holdings, senior note, 6.80%, 10/01/16 ....   United States            10,000,000       9,575,000
  (a) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ...........   United States             8,200,000       7,503,000
(a,d) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
         3/15/15 .......................................................   United States            50,000,000      30,500,000
      Visant Holding Corp., senior note, 8.75%, 12/01/13 ...............   United States            17,000,000      15,980,000
      XM Satellite Radio Inc., senior note, 9.75%, 5/01/14 .............   United States            30,000,000      29,100,000
                                                                                                                 -------------
                                                                                                                   730,621,756
                                                                                                                 -------------
      CONSUMER STAPLES 0.2%
      Dole Food Co. Inc., senior note, 8.625%, 5/01/09 .................   United States            14,500,000      12,687,500
                                                                                                                 -------------
      ENERGY 3.8%
      Callon Petroleum Co., senior note, 9.75%, 12/08/10 ...............   United States            17,500,000      16,712,500
      Chesapeake Energy Corp., senior note,
              6.50%, 8/15/17 ...........................................   United States            20,200,000      19,594,000
              6.25%, 1/15/18 ...........................................   United States            20,000,000      19,200,000
      El Paso Corp., senior note, MTN, 7.75%, 1/15/32 ..................   United States            22,000,000      22,709,720
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 .................   United States            10,000,000       9,650,000
      Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
         9.00% thereafter, 2/01/14 .....................................   United States           36,829,000      33,330,245

                    Quarterly Statements of Investments | 27

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN INCOME SECURITIES FUND                           COUNTRY      PRINCIPAL AMOUNT (b)     VALUE
------------------------------------------------------------------------   -------------   --------------------  -------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ENERGY (CONTINUED)
    Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ........   United States            17,500,000   $  17,237,500
    OPTI Canada Inc., senior note, 7.875%, 12/15/14 ....................      Canada                20,000,000      19,650,000
    Pioneer Natural Resources Co., senior bond, 6.875%, 5/01/18 ........   United States            16,065,000      15,307,134
    Plains Exploration & Production Co., senior note, 7.75%, 6/15/15 ...   United States            15,000,000      15,037,500
    Sabine Pass LNG LP, senior secured note,
         7.25%, 11/30/13 ...............................................   United States             6,000,000       5,820,000
         7.50%, 11/30/16 ...............................................   United States            40,000,000      38,800,000
    Sesi LLC, senior note, 6.875%, 6/01/14 .............................   United States            18,500,000      17,760,000
(a) W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ...............   United States            35,000,000      32,637,500
                                                                                                                 -------------
                                                                                                                   283,446,099
                                                                                                                 -------------
    FINANCIALS 8.4%
    American Express Co., senior note, 7.00%, 3/19/18 ..................   United States            16,300,000      17,155,131
    E*TRADE Financial Corp., senior note, 7.375%, 9/15/13 ..............   United States            30,400,000      21,736,000
    Ford Motor Credit Co. LLC,
         7.375%, 10/28/09 ..............................................   United States           125,000,000     114,004,875
         7.875%, 6/15/10 ...............................................   United States            55,000,000      48,001,635
         7.375%, 2/01/11 ...............................................   United States            50,000,000      41,755,050
         senior note, 9.75%, 9/15/10 ...................................   United States            19,500,000      17,389,534
         senior note, 9.875%, 8/10/11 ..................................   United States            22,000,000      19,649,432
         senior note, 7.25%, 10/25/11 ..................................   United States            10,000,000       8,226,950
    GMAC LLC,
         5.625%, 5/15/09 ...............................................   United States            23,000,000      20,967,996
         7.75%, 1/19/10 ................................................   United States            95,000,000      82,245,205
         6.875%, 9/15/11 ...............................................   United States            85,000,000      65,159,555
         6.875%, 8/28/12 ...............................................   United States            17,500,000      13,315,190
         6.75%, 12/01/14 ...............................................   United States            30,000,000      21,263,880
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 ............   United States             5,000,000       4,787,500
    Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 ...........................................   United States             5,000,000       4,925,000
         O, 6.375%, 3/15/15 ............................................   United States             9,000,000       8,415,000
         Q, 6.75%, 6/01/16 .............................................   United States            27,000,000      25,380,000
    iStar Financial Inc., senior note, 5.95%, 10/15/13 .................   United States             3,400,000       2,484,713
    Lehman Brothers Holdings Inc., senior note,
         6.20%, 9/26/14 ................................................   United States            55,000,000      54,333,125
         7.00%, 9/27/27 ................................................   United States            17,000,000      15,753,662
    Residential Capital LLC, senior note, 6.375%, 6/30/10 ..............   United States            40,000,000      20,300,000
                                                                                                                 -------------
                                                                                                                   627,249,433
                                                                                                                 -------------
    HEALTH CARE 4.2%
    Community Health Systems Inc., senior sub. note, 8.875%,
      7/15/15 ..........................................................   United States            50,000,000      50,437,500
    DaVita Inc.,
         senior note, 6.625%, 3/15/13 ..................................   United States            32,125,000      31,321,875
         senior sub. note, 7.25%, 3/15/15 ..............................   United States            19,500,000      19,110,000

                    28 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN INCOME SECURITIES FUND                           COUNTRY      PRINCIPAL AMOUNT (b)     VALUE
------------------------------------------------------------------------   -------------   --------------------   -------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      HEALTH CARE (CONTINUED
      HCA Inc.,
              6.375%, 1/15/15 ..........................................   United States              5,000,000   $   4,256,250
              senior note, 6.50%, 2/15/16 ..............................   United States             20,000,000      16,950,000
              senior secured note, 9.25%, 11/15/16 .....................   United States             12,500,000      13,000,000
      Tenet Healthcare Corp., senior note,
              6.375%, 12/01/11 .........................................   United States             85,000,000      77,137,500
              6.50%, 6/01/12 ...........................................   United States             17,500,000      15,531,250
              7.375%, 2/01/13 ..........................................   United States             35,000,000      31,412,500
          (c) FRN, 9.25%, 2/01/15 ......................................   United States             35,000,000      32,900,000
(c,d) U.S. Oncology Holdings Inc., senior note, FRN, PIK, 10.759%,
         3/15/12 .......................................................   United States             21,072,980      16,331,560
      Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to
         10/01/09, 11.25% thereafter, 10/01/15 .........................   United States              7,200,000       5,544,000
                                                                                                                  -------------
                                                                                                                    313,932,435
                                                                                                                  -------------
      INDUSTRIALS 3.1%
      Allied Waste North America Inc.,
              senior note, 7.25%, 3/15/15 ..............................   United States             20,000,000     20,075,000
              senior note, B, 7.375%, 4/15/14 ..........................   United States             22,500,000     22,246,875
              senior note, B, 7.125%, 5/15/16 ..........................   United States             20,000,000     20,050,000
              senior secured note, 6.125%, 2/15/14 .....................   United States             10,000,000      9,700,000
              senior secured note, 6.875%, 6/01/17 .....................   United States             22,500,000     22,162,500
(a)   Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ...............   United Kingdom            25,000,000     24,312,500
      DRS Technologies Inc., senior note, 6.625%, 2/01/16 ..............   United States              2,900,000      2,849,250
      JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
         5/15/13 .......................................................   United States             20,000,000     19,300,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .......   United States             23,000,000     22,770,000
      L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 .....   United States              5,600,000      5,502,000
      RBS Global & Rexnord Corp.,
              senior note, 9.50%, 8/01/14 ..............................   United States             10,000,000      9,400,000
              senior sub. note, 11.75%, 8/01/16 ........................   United States             10,000,000      8,700,000
      Terex Corp., senior sub. note, 8.00%, 11/15/17 ...................   United States             45,000,000     45,000,000
                                                                                                                  -------------
                                                                                                                   232,068,125
                                                                                                                  -------------
      INFORMATION TECHNOLOGY 4.4%
(a)   Ceridian Corp., senior note, 144A, 11.25%, 11/15/15 ..............   United States             27,000,000     23,152,500
(a)   First Data Corp., senior note, 144A, 9.875%, 9/24/15 .............   United States             43,000,000     35,421,250
      Fiserv Inc., senior note,
              6.125%, 11/20/12 .........................................   United States             14,000,000     14,447,440
              6.80%, 11/20/17 ..........................................   United States             15,000,000     15,539,355
      Flextronics International Ltd., senior sub. note, 6.25%,
        11/15/14 .......................................................   Singapore                 17,500,000     16,187,500
      Freescale Semiconductor Inc., senior note,
              8.875%, 12/15/14 .........................................   United States             55,000,000     43,312,500
              10.125%, 12/15/16 ........................................   United States             82,000,000     55,760,000
      Lucent Technologies Inc., 6.45%, 3/15/29 .........................   United States             10,400,000      7,488,000
      NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15 .............   Netherlands               20,000,000     16,500,000

                    Quarterly Statements of Investments | 29

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN INCOME SECURITIES FUND                          COUNTRY       PRINCIPAL AMOUNT (b)          VALUE
-----------------------------------------------------------------------   --------------   --------------------     ---------------
     LONG TERM INVESTMENTS (CONTINUED)
     CORPORATE BONDS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)
     Qwest Capital Funding Inc., 7.25%, 2/15/11 .......................   United States             28,000,000      $    26,740,000
     Sanmina-SCI Corp.,
        (a,c) senior note, 144A, FRN, 8.11%, 6/15/10 ..................   United States             17,954,000           17,505,150
              senior sub. note, 6.75%, 3/01/13 ........................   United States             22,000,000           19,195,000
              senior sub. note, 8.125%, 3/01/16 .......................   United States             18,100,000           16,109,000
     SunGard Data Systems Inc.,
              senior note, 9.125%, 8/15/13 ............................   United States              9,000,000            9,135,000
              senior sub. note, 10.25%, 8/15/15 .......................   United States             14,500,000           14,645,000
                                                                                                                    ---------------
                                                                                                                        331,137,695
                                                                                                                    ---------------
     MATERIALS 1.1%
     Berry Plastics Holding Corp., senior secured note, 8.875%,
         9/15/14 ......................................................   United States             15,000,000           13,162,500
(a)  Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
         2/15/16 ......................................................   United Kingdom            20,000,000 EUR       23,043,180
     Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ............   United States             10,500,000            9,515,625
     Novelis Inc., senior note, 7.25%, 2/15/15 ........................      Canada                 33,800,000           30,082,000
     Stone Container Corp., senior note, 8.00%, 3/15/17 ...............   United States              9,600,000            8,112,000
                                                                                                                    ---------------
                                                                                                                         83,915,305
                                                                                                                    ---------------
     TELECOMMUNICATION SERVICES 0.4%
(a)  Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...........      Jamaica                20,000,000           16,750,000
     MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .............   United States             15,000,000           13,875,000
                                                                                                                    ---------------
                                                                                                                         30,625,000
                                                                                                                    ---------------
     UTILITIES 5.1%
     Dynegy Holdings Inc., senior note,
              6.875%, 4/01/11 .........................................   United States             30,000,000           29,625,000
              8.75%, 2/15/12 ..........................................   United States             26,185,000           27,036,012
              8.375%, 5/01/16 .........................................   United States             55,000,000           54,725,000
     Energy Future Holdings Corp., senior note,
          (a) 144A, 10.875%, 11/01/17 .................................   United States             37,500,000           38,062,500
        (a,d) 144A, PIK, 11.25%, 11/01/17 .............................   United States             48,800,000           48,556,000
              P, 5.55%, 11/15/14 ......................................   United States             50,000,000           39,302,250
(a)  Intergen NV, senior secured note, 144A, 9.00%, 6/30/17............    Netherlands              20,000,000           21,000,000
     Reliant Energy Inc., senior note,
              7.625%, 6/15/14 .........................................   United States             19,500,000           19,451,250
              7.875%, 6/15/17 .........................................   United States             17,500,000           17,500,000
(a)  Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
              10.25%, 11/01/15 ........................................   United States             58,900,000           58,973,625
          (d) PIK, 10.50%, 11/01/16 ...................................   United States             30,000,000           29,550,000
                                                                                                                    ---------------
                                                                                                                        383,781,637
                                                                                                                    ---------------
TOTAL CORPORATE BONDS (COST $3,310,941,783) ...........................                                               3,029,464,985
                                                                                                                    ---------------

                    30 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN INCOME SECURITIES FUND                         COUNTRY       PRINCIPAL AMOUNT (b)       VALUE
-----------------------------------------------------------------------  -------------    --------------------  ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE BONDS 0.8%
    FINANCIALS 0.4%
(c) iStar Financial Inc., cvt., senior note, FRN, 5.229%, 10/01/12 ....  United States          40,000,000      $    28,340,000
                                                                                                                ---------------
    INFORMATION TECHNOLOGY 0.4%
(a) Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
      8/15/12 .........................................................  United States          50,000,000           35,500,000
                                                                                                                ---------------
    TOTAL CONVERTIBLE BONDS (COST $87,401,088) ........................                                              63,840,000
                                                                                                                ---------------
    MORTGAGE-BACKED SECURITIES 4.2%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.0%
    FHLMC Gold 30 Year, 5.00%, 7/01/33 - 11/01/36 .....................  United States          68,543,691           68,015,510
    FHLMC Gold 30 Year, 6.00%, 5/01/36 - 6/01/36 ......................  United States          80,474,428           82,633,523
                                                                                                                ---------------
                                                                                                                    150,649,033
                                                                                                                ---------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.1%
    FNMA 30 Year, 5.50%, 2/01/35 - 7/01/37 ............................  United States         127,341,908          128,800,565
    FNMA 30 Year, 6.00%, 7/01/37 ......................................  United States          23,653,242           24,255,607
                                                                                                                ---------------
                                                                                                                    153,056,172
                                                                                                                ---------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.1%
    GNMA I SF 30 Year, 5.00%, 3/15/34 .................................  United States           8,629,499            8,644,625
                                                                                                                ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $302,895,047) ..............                                             312,349,830
                                                                                                                ---------------
    TOTAL LONG TERM INVESTMENTS (COST $7,129,885,010) .................                                           6,863,941,208
                                                                                                                ---------------
    SHORT TERM INVESTMENT (COST $547,741,356) 7.3%
    REPURCHASE AGREEMENT 7.3%
(f) Joint Repurchase Agreement, 2.022%, 4/01/08
      (Maturity Value $547,772,125) ...................................                        547,741,356          547,741,356
        ABN AMRO Bank NV, New York Branch (Maturity Value $59,548,308)
        Banc of America Securities LLC (Maturity Value $59,548,308)
        Barclays Capital Inc. (Maturity Value $77,580,964)
        BNP Paribas Securities Corp. (Maturity Value $59,548,308)
        Deutsche Bank Securities Inc. (Maturity Value $59,548,308)
        Goldman, Sachs & Co. (Maturity Value $59,548,308)
        Lehman Brothers Inc. (Maturity Value $30,795,749)
        Merrill Lynch Government Securities Inc.
          (Maturity Value $59,548,308)
        Morgan Stanley & Co. Inc. (Maturity Value $22,557,256)
        UBS Securities LLC (Maturity Value $59,548,308)
          Collateralized by U.S. Government Agency Securities,
           2.21% - 6.25%, 4/11/08 - 10/03/12; (g) U.S. Government Agency
             Discount Notes, 5/14/08 - 8/01/12; (g) U.S. Treasury Bill,
             7/24/08; and U.S. Treasury Notes,  3.375% - 4.875%,
             8/31/08 - 9/15/09
                                                                                                                ---------------

                    Quarterly Statements of Investments | 31

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

           FRANKLIN INCOME SECURITIES FUND                  VALUE
-----------------------------------------------------   ---------------
TOTAL INVESTMENTS (COST $7,677,626,366) 99.0% .......   $ 7,411,682,564
OTHER ASSETS, LESS LIABILITIES 1.0% .................        71,119,041
                                                        ---------------
NET ASSETS 100.0% ...................................   $ 7,482,801,605
                                                        ===============


See Currency and Selected Portfolio Abbreviations on page 121.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of these securities was $819,610,195, representing 10.95% of net assets.

(b) The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) The coupon rate shown represents the rate at period end.

(d) Income may be received in additional securities and/or cash.

(e) Security purchased on a when-issued or delayed delivery basis.

(f) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into on that date.

(g) The security is traded on a discount basis with no stated coupon rate.

     32 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

         FRANKLIN LARGE CAP GROWTH SECURITIES FUND                 COUNTRY          SHARES         VALUE
------------------------------------------------------------    -------------     ----------   -------------
    COMMON STOCKS 94.1%
    CONSUMER DISCRETIONARY 6.3%
    Comcast Corp. ...........................................    United States       436,300   $   8,438,042
    Harman International Industries Inc. ....................    United States        97,100       4,227,734
    Johnson Controls Inc. ...................................    United States       186,600       6,307,080
    Target Corp. ............................................    United States       200,800      10,176,544
    The Walt Disney Co. .....................................    United States       334,600      10,499,748
                                                                                               -------------
                                                                                                  39,649,148
                                                                                               -------------
    CONSUMER STAPLES 12.5%
    Altria Group Inc. .......................................    United States       130,000       2,886,000
    Anheuser-Busch Cos. Inc. ................................    United States       129,800       6,159,010
    Clorox Co. ..............................................    United States       136,700       7,742,688
    CVS Caremark Corp. ......................................    United States       209,200       8,474,692
(a) Hansen Natural Corp. ....................................    United States       177,766       6,275,140
    PepsiCo Inc. ............................................    United States        86,600       6,252,520
(a) Philip Morris International Inc. ........................    United States       130,000       6,575,400
    The Procter & Gamble Co. ................................    United States       268,300      18,799,781
    Wal-Mart Stores Inc. ....................................    United States       188,400       9,924,912
    Walgreen Co. ............................................    United States       158,900       6,052,501
                                                                                               -------------
                                                                                                  79,142,644
                                                                                               -------------
    ENERGY 8.5%
    ConocoPhillips ..........................................    United States        96,600       7,361,886
    Devon Energy Corp. ......................................    United States       112,000      11,684,960
    Exxon Mobil Corp. .......................................    United States       112,200       9,489,876
    Halliburton Co. .........................................    United States       199,000       7,826,670
    Peabody Energy Corp. ....................................    United States       164,600       8,394,600
    Schlumberger Ltd. .......................................    United States       102,500       8,917,500
                                                                                               -------------
                                                                                                  53,675,492
                                                                                               -------------
    FINANCIALS 10.2%
    AFLAC Inc. ..............................................    United States       179,600      11,665,020
    American Express Co. ....................................    United States        95,500       4,175,260
    American International Group Inc. .......................    United States       327,300      14,155,725
    Bank of America Corp. ...................................    United States       363,158      13,767,320
    iStar Financial Inc. ....................................    United States       161,100       2,260,233
    JPMorgan Chase & Co. ....................................    United States       152,940       6,568,773
    Merrill Lynch & Co. Inc. ................................    United States       130,500       5,316,570
    Wachovia Corp. ..........................................    United States       142,100       3,836,700
    Washington Mutual Inc. ..................................    United States       235,900       2,429,770
                                                                                               -------------
                                                                                                  64,175,371
                                                                                               -------------
    HEALTH CARE 14.4%
(a) Amgen Inc. ..............................................    United States        56,700       2,368,926
(a) Express Scripts Inc. ....................................    United States        74,200       4,772,544
(a) Genentech Inc. ..........................................    United States       143,800      11,673,684
    Johnson & Johnson .......................................    United States       246,400      15,983,968
    Medtronic Inc. ..........................................    United States       188,900       9,137,093

                    Quarterly Statements of Investments | 33

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

         FRANKLIN LARGE CAP GROWTH SECURITIES FUND                COUNTRY         SHARES           VALUE
------------------------------------------------------------   -------------    -----------   -------------
      COMMON STOCKS (CONTINUED)
      HEALTH CARE (CONTINUED)
      Roche Holding AG, ADR ................................    Switzerland        164,300   $  15,522,242
      Schering-Plough Corp. ................................   United States       609,600       8,784,336
      Teva Pharmaceutical Industries Ltd., ADR .............       Israel          142,900       6,600,551
 (a)  Waters Corp. .........................................   United States        83,300       4,639,810
 (a)  WellPoint Inc. .......................................   United States       259,400      11,447,322
                                                                                             -------------
                                                                                                90,930,476
                                                                                             -------------
      INDUSTRIALS 10.9%
      3M Co. ...............................................   United States       151,900      12,022,885
      Avery Dennison Corp. .................................   United States       270,400      13,317,200
      The Boeing Co. .......................................   United States       126,200       9,385,494
      FedEx Corp. ..........................................   United States       130,400      12,084,168
      General Electric Co. .................................   United States       422,900      15,651,529
      United Technologies Corp. ............................   United States        93,600       6,441,552
                                                                                             -------------
                                                                                                68,902,828
                                                                                             -------------
      INFORMATION TECHNOLOGY 18.5%
 (a)  Apple Inc. ...........................................   United States        46,000       6,601,000
 (a)  Cisco Systems Inc. ...................................   United States       466,100      11,228,349
 (a)  Google Inc., A .......................................   United States         9,500       4,184,465
      Hewlett-Packard Co. ..................................   United States        90,200       4,118,532
      Intel Corp. ..........................................   United States       315,000       6,671,700
      International Business Machines Corp. ................   United States        95,200      10,961,328
 (a)  Juniper Networks Inc. ................................   United States       100,400       2,510,000
 (a)  Microsemi Corp. ......................................   United States       323,100       7,366,680
      Microsoft Corp. ......................................   United States       610,000      17,311,800
 (a)  NetApp Inc. ..........................................   United States       121,600       2,438,080
      Nokia Corp., ADR .....................................      Finland          274,000       8,721,420
      QUALCOMM Inc. ........................................   United States       250,600      10,274,600
 (a)  Silicon Laboratories Inc. ............................   United States       124,200       3,917,268
      Texas Instruments Inc. ...............................   United States       360,700      10,196,989
 (a)  Visa Inc., A .........................................   United States       162,000      10,102,320
                                                                                             -------------
                                                                                               116,604,531
                                                                                             -------------
      TELECOMMUNICATION SERVICES 5.3%
      AT&T Inc. ............................................   United States       351,100      13,447,130
 (a)  NII Holdings Inc. ....................................   United States       210,750       6,697,635
      Sprint Nextel Corp. ..................................   United States     1,067,325       7,140,404
      Verizon Communications Inc. ..........................   United States       164,200       5,985,090
                                                                                             -------------
                                                                                                33,270,259
                                                                                             -------------
      UTILITIES 7.5%
      Ameren Corp. .........................................   United States       199,700       8,794,788
      Dominion Resources Inc. ..............................   United States       175,000       7,147,000
      Exelon Corp. .........................................   United States       108,000       8,777,160
(a,b) Iberdrola Renovables, 144A ...........................       Spain           751,200       5,228,580

                    34 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

        FRANKLIN LARGE CAP GROWTH SECURITIES FUND                      COUNTRY         SHARES            VALUE
----------------------------------------------------------          -------------   -------------   --------------
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
Public Service Enterprise Group Inc. .....................          United States         200,800   $    8,070,152
Sempra Energy ............................................          United States         180,200        9,601,056
                                                                                                    --------------
                                                                                                        47,618,736
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $557,695,604) ..................                                             593,969,485
                                                                                                    --------------


                                                                                   PRINCIPAL AMOUNT
                                                                                   ----------------

    SHORT TERM INVESTMENT (COST $37,191,745) 5.9%
    REPURCHASE AGREEMENT 5.9%
(c) Joint Repurchase Agreement, 2.022%, 4/01/08
    (Maturity Value $37,193,834) .........................           United States  $  37,191,745         37,191,745
      ABN AMRO Bank NV, New York Branch (Maturity Value
       $4,043,342)
      Banc of America Securities LLC (Maturity Value
       $4,043,342)
      Barclays Capital Inc. (Maturity Value $5,267,761)
      BNP Paribas Securities Corp. (Maturity Value
       $4,043,342)
      Deutsche Bank Securities Inc. (Maturity Value
       $4,043,342)
      Goldman, Sachs & Co. (Maturity Value $4,043,342)
      Lehman Brothers Inc. (Maturity Value $2,091,037)
      Merrill Lynch Government Securities Inc. (Maturity
       Value $4,043,342)
      Morgan Stanley & Co. Inc. (Maturity Value
       $1,531,642)
      UBS Securities LLC (Maturity Value $4,043,342)
       Collateralized by U.S. Government Agency
        Securities, 2.21% - 6.25%,
         4/11/08 - 10/03/12; (d) U.S. Government Agency
          Discount Notes,
          5/14/08 - 8/01/12; (d) U.S. Treasury Bill,
          7/24/08; and U.S. Treasury Notes,
          3.375% - 4.875%, 8/31/08 - 9/15/09
                                                                                                      --------------
    TOTAL INVESTMENTS (COST $594,887,349) 100.0% .........                                               631,161,230
    OTHER ASSETS, LESS LIABILITIES (0.0)% (e) ............                                                  (108,611)
                                                                                                      --------------
    NET ASSETS 100.0% ....................................                                            $  631,052,619
                                                                                                      ==============

See Selected Portfolio Abbreviations on page 121.


(a) Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the value of this security was $5,228,580, representing 0.83% of net assets.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into on that date.

(d) The security is traded on a discount basis with no stated coupon rate.

(e) Rounds to less than 0.1% of net assets.

        Quarterly Statements of Investments | See Notes to Statements of
                               Investments. | 35

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

               FRANKLIN LARGE CAP VALUE SECURITIES FUND                           SHARES          VALUE
---------------------------------------------------------------------------   -------------   ------------
LONG TERM INVESTMENTS 87.7%
COMMON STOCKS 86.7%
BANKS 4.5%
Freddie Mac ...............................................................          16,000   $    405,120
U.S. Bancorp ..............................................................          23,000        744,280
Wachovia Corp. ............................................................          10,500        283,500
Washington Mutual Inc. ....................................................          28,000        288,400
                                                                                              ------------
                                                                                                 1,721,300
                                                                                              ------------
CAPITAL GOODS 13.5%
3M Co. ....................................................................          10,800        854,820
Dover Corp. ...............................................................          17,900        747,862
General Electric Co. ......................................................          35,500      1,313,855
Illinois Tool Works Inc. ..................................................          22,200      1,070,706
Masco Corp. ...............................................................          21,000        416,430
United Technologies Corp. .................................................          11,100        763,902
                                                                                              ------------
                                                                                                 5,167,575
                                                                                              ------------
CONSUMER DURABLES & APPAREL 6.0%
D.R. Horton Inc. ..........................................................          61,000        960,750
Fortune Brands Inc. .......................................................          14,000        973,000
NIKE Inc., B ..............................................................           5,200        353,600
                                                                                              ------------
                                                                                                 2,287,350
                                                                                              ------------
CONSUMER SERVICES 2.1%
McDonald's Corp. ..........................................................          14,500        808,665
                                                                                              ------------
DIVERSIFIED FINANCIALS 5.1%
Bank of America Corp. .....................................................          14,200        538,322
The Bank of New York Mellon Corp. .........................................          15,500        646,815
Citigroup Inc. ............................................................          16,000        342,720
Lehman Brothers Holdings Inc. .............................................           4,000        150,560
Morgan Stanley ............................................................           6,200        283,340
                                                                                              ------------
                                                                                                 1,961,757
                                                                                              ------------
ENERGY 13.4%
Apache Corp. ..............................................................           7,800        942,396
BP PLC, ADR (United Kingdom) ..............................................           6,000        363,900
Chesapeake Energy Corp. ...................................................          10,500        484,575
ConocoPhillips ............................................................           8,500        647,785
Devon Energy Corp. ........................................................           5,600        584,248
Exxon Mobil Corp. .........................................................          12,400      1,048,792
Occidental Petroleum Corp. ................................................          14,200      1,039,014
                                                                                              ------------
                                                                                                 5,110,710
                                                                                              ------------
FOOD & STAPLES RETAILING 2.7%
Wal-Mart Stores Inc. ......................................................          19,500      1,027,260
                                                                                              ------------

HEALTH CARE EQUIPMENT & SERVICES 1.4%
Becton Dickinson and Co. ..................................................           6,100        523,685
                                                                                              ------------

                    36 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                  FRANKLIN LARGE CAP VALUE SECURITIES FUND                         SHARES        VALUE
----------------------------------------------------------------------------    -----------   ------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    HOUSEHOLD & PERSONAL PRODUCTS 6.0%
    Kimberly-Clark Corp. ...................................................         14,000   $    903,700
    The Procter & Gamble Co. ...............................................         20,000      1,401,400
                                                                                              ------------
                                                                                                 2,305,100
                                                                                              ------------
    INSURANCE 6.4%
    The Allstate Corp. .....................................................         13,000        624,780
    Ambac Financial Group Inc. .............................................          8,400         48,300
    American International Group Inc. ......................................         15,400        666,050
    Chubb Corp. ............................................................         14,000        692,720
    MetLife Inc. ...........................................................          6,900        415,794
                                                                                              ------------
                                                                                                 2,447,644
                                                                                              ------------
    MATERIALS 8.1%
    Alcoa Inc. .............................................................         15,100        544,506
    The Dow Chemical Co. ...................................................         19,000        700,150
    Nucor Corp. ............................................................         15,500      1,049,970
    Praxair Inc. ...........................................................          9,600        808,608
                                                                                              ------------
                                                                                                 3,103,234
                                                                                              ------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3.9%
    Abbott Laboratories ....................................................         11,500        634,225
    Merck & Co. Inc. .......................................................          5,700        216,315
    Pfizer Inc. ............................................................         30,000        627,900
                                                                                              ------------
                                                                                                 1,478,440
                                                                                              ------------
    RETAILING 3.3%
    Nordstrom Inc. .........................................................          7,000        228,200
(a) Office Depot Inc. ......................................................         41,500        458,575
    J.C. Penney Co. Inc. ...................................................         15,000        565,650
                                                                                              ------------
                                                                                                 1,252,425
                                                                                              ------------
    SOFTWARE & SERVICES 1.9%
    Microsoft Corp. ........................................................         25,000        709,500
                                                                                              ------------
    TECHNOLOGY HARDWARE & EQUIPMENT 5.1%
    Hewlett-Packard Co. ....................................................          9,900        452,034
    International Business Machines Corp. ..................................         13,000      1,496,820
                                                                                              ------------
                                                                                                 1,948,854
                                                                                              ------------
    TRANSPORTATION 1.6%
    Norfolk Southern Corp. .................................................         11,000        597,520
                                                                                              ------------
    UTILITIES 1.7%
    Entergy Corp. ..........................................................          5,800        632,664
                                                                                              ------------
    TOTAL COMMON STOCKS (COST $33,409,767) .................................                    33,083,683
                                                                                              ------------

                    Quarterly Statements of Investments | 37

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                 FRANKLIN LARGE CAP VALUE SECURITIES FUND                          SHARES         VALUE
----------------------------------------------------------------------------    -----------   ------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCK (COST $438,788) 1.0%
    BANKS 1.0%
    Washington Mutual Inc., 7.75%, cvt. pfd., R ............................            500   $    355,000
                                                                                              ------------
    TOTAL LONG TERM INVESTMENTS (COST $33,848,555) .........................                    33,438,683
                                                                                              ------------
    SHORT TERM INVESTMENT (COST $4,674,151) 12.2%
    MONEY MARKET FUND 12.2%

(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% ...      4,674,151      4,674,151
                                                                                              ------------
    TOTAL INVESTMENTS (COST $38,522,706) 99.9% .............................                    38,112,834
    OTHER ASSETS, LESS LIABILITIES 0.1% ....................................                        50,989
                                                                                              ------------
    NET ASSETS 100.0% ......................................................                  $ 38,163,823
                                                                                              ============

See Selected Portfolio Abbreviations on page 121.

(a) Non-income producing for the twelve months ended March 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

     38 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                                     PRINCIPAL
                          FRANKLIN MONEY MARKET FUND                                   AMOUNT         VALUE
------------------------------------------------------------------------------    --------------   ------------
    INVESTMENTS 100.1%
    BANK NOTE (COST $250,002) 0.7%
    Bank of America NA, 3.05%, 4/22/08 .......................................    $      250,000   $    250,002
                                                                                                   ------------
    CERTIFICATE OF DEPOSIT (COST $250,000) 0.7%
    Bank of Scotland, New York Branch, 3.27%, 5/05/08 ........................           250,000        250,000
                                                                                                   ------------
(a) COMMERCIAL PAPER 25.8%
    Bank of Scotland, 4/29/08 ................................................           250,000        249,386
    Barclays U.S. Funding Corp., 4/23/08 .....................................           750,000        748,570
    Commonwealth Bank of Australia, 4/07/08 - 5/01/08 ........................           550,000        549,157
    Commonwealth Bank of Australia, 5/27/08 ..................................           500,000        497,667
    Cregem North America Inc., 4/25/08 .......................................           250,000        249,483
    General Electric Capital Corp., 4/02/08 - 6/17/08 ........................           521,000        519,465
    General Electric Capital Corp., 7/21/08 ..................................           500,000        495,668
    General Electric Capital Corp., 8/07/08 ..................................           500,000        495,378
    Rabobank USA Finance Corp., 4/09/08 ......................................           250,000        249,835
    Royal Bank of Scotland Group PLC, 5/06/08 ................................           250,000        249,254
    Societe Generale North America Inc., 4/03/08 - 4/15/08 ...................           600,000        599,305
    Svenska Handelsbanken Inc., 4/08/08 - 5/19/08 ............................         1,500,000      1,497,032
    Toyota Motor Credit Corp., 4/02/08 - 6/03/08 .............................         1,250,000      1,247,939
    UBS AG Finance Delaware Inc., 4/15/08 - 9/12/08 ..........................         1,334,000      1,322,274
    UBS AG Finance Delaware Inc., 5/05/08 ....................................           400,000        398,561
                                                                                                   ------------
    TOTAL COMMERCIAL PAPER (COST $9,368,974) .................................                        9,368,974
                                                                                                   ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 3.0%
(a) FHLB, 5/21/08 - 6/04/08 ..................................................           283,000        281,486
(a) FHLMC,
         4/21/08 .............................................................           500,000        499,220
         4/30/08 .............................................................           250,000        249,397
(a) FNMA, 5/02/08 ............................................................            50,000         49,875
                                                                                                   ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,079,978) ............                        1,079,978
                                                                                                   ------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $10,948,954) ........                       10,948,954
                                                                                                   ------------
(b) REPURCHASE AGREEMENTS 69.9%
    ABN AMRO Bank NV, 2.35%, 4/01/08 (Maturity Value $7,320,478) .............         7,320,000      7,320,000
         Collateralized by U.S. Government Agency Securities, 5.00%, 9/12/08
    Banc of America Securities LLC, 2.10%, 4/01/08
      (Maturity Value $6,000,350) ............................................         6,000,000      6,000,000
         Collateralized by U.S. Government Agency Securities, 2.45%, 9/11/08
    Barclays Capital Inc., 2.25%, 4/01/08 (Maturity Value $6,000,375) ........         6,000,000      6,000,000
         Collateralized by U.S. Government Agency Securities, 4.625%, 10/10/08
    UBS Securities LLC 2.35%, 4/01/08 (Maturity Value $6,000,392) ............         6,000,000      6,000,000
         Collateralized by U.S. Government Agency Securities, 4.50%, 2/15/11
                                                                                                   ------------
    TOTAL REPURCHASE AGREEMENTS (COST $25,320,000) ...........................                       25,320,000
                                                                                                   ------------

                    Quarterly Statements of Investments | 39

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                             FRANKLIN MONEY MARKET FUND                                      VALUE
---------------------------------------------------------------------------------------    -------------
TOTAL INVESTMENTS (COST $36,268,954) 100.1% ...........................................    $  36,268,954
OTHER ASSETS, LESS LIABILITIES (0.1)% .................................................          (34,731)
                                                                                           -------------
NET ASSETS 100.0% .....................................................................    $  36,234,223
                                                                                           =============

See Selected Portfolio Abbreviations on page 121.

(a) The security is traded on a discount basis with no stated coupon rate.

(b) At March 31, 2008, all repurchase agreements had been entered into on that date.

     40 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                 FRANKLIN RISING DIVIDENDS SECURITIES FUND                      SHARES          VALUE
--------------------------------------------------------------------------   ------------   -------------
    COMMON STOCKS 97.6%
    AEROSPACE & DEFENSE 4.6%
    United Technologies Corp. ............................................     1,402,100   $   96,492,522
                                                                                           --------------
    BANKS 7.1%
    Freddie Mac ..........................................................     1,594,408       40,370,410
    Peoples Bancorp Inc. .................................................       159,979        3,857,094
    PNC Financial Services Group Inc. ....................................       150,953        9,897,988
    SunTrust Banks Inc. ..................................................       407,704       22,480,799
(a) TrustCo Bank Corp. NY ................................................       328,588        2,921,147
    U.S. Bancorp. ........................................................     2,169,949       70,219,550
    Washington Mutual Inc. ...............................................       167,000        1,720,100
                                                                                           --------------
                                                                                              151,467,088
                                                                                           --------------
    COMMERCIAL SERVICES & SUPPLIES 2.7%
    ABM Industries Inc. ..................................................     1,088,288       24,421,183
    Cintas Corp. .........................................................     1,057,400       30,178,196
    Superior Uniform Group Inc. ..........................................       237,100        2,368,629
                                                                                           --------------
                                                                                               56,968,008
                                                                                           --------------
    CONSUMER DURABLES & APPAREL 1.5%
(a) Leggett & Platt Inc. .................................................     1,833,100       27,954,775
(b) Russ Berrie and Co. Inc. .............................................       306,081        4,303,499
                                                                                           --------------
                                                                                               32,258,274
                                                                                           --------------
    DIVERSIFIED FINANCIALS 4.4%
    State Street Corp. ...................................................     1,165,400       92,066,600
                                                                                           --------------
    ELECTRICAL EQUIPMENT 8.5%
(a) Brady Corp., A .......................................................     2,375,779       79,422,292
(a) Roper Industries Inc. ................................................     1,711,274      101,718,127
                                                                                           --------------
                                                                                              181,140,419
                                                                                           --------------
    FOOD & STAPLES RETAILING 5.0%
    Wal-Mart Stores Inc. .................................................     1,999,800      105,349,464
                                                                                           --------------
    FOOD, BEVERAGE & TOBACCO 2.5%
    McCormick & Co. Inc. .................................................     1,416,595       52,371,517
                                                                                           --------------
    HEALTH CARE EQUIPMENT & SERVICES 7.5%
    Becton Dickinson and Co. .............................................       556,500       47,775,525
    Hillenbrand Industries Inc. ..........................................     1,252,800       59,883,840
(a) West Pharmaceutical Services Inc. ....................................     1,165,600       51,554,488
                                                                                           --------------
                                                                                              159,213,853
                                                                                           --------------
    HOUSEHOLD & PERSONAL PRODUCTS 6.1%
    Alberto-Culver Co. ...................................................     1,024,350       28,077,434
    The Procter & Gamble Co. .............................................     1,450,100      101,608,507
                                                                                            -------------
                                                                                              129,685,941
                                                                                            -------------

                    Quarterly Statements of Investments | 41

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                FRANKLIN RISING DIVIDENDS SECURITIES FUND                       SHARES           VALUE
-------------------------------------------------------------------------    -----------    ---------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 9.5%
    Carlisle Cos. Inc. ..................................................     2,456,400     $   82,142,016
    General Electric Co. ................................................     2,766,100        102,373,361
    Teleflex Inc. .......................................................       352,200         16,803,462
                                                                                            --------------
                                                                                               201,318,839
                                                                                            --------------
    INSURANCE 15.9%
    AFLAC Inc. ..........................................................     1,303,800         84,681,810
    American International Group Inc. ...................................     1,862,700         80,561,775
(a) Arthur J. Gallagher & Co. ...........................................       753,000         17,785,860
    Erie Indemnity Co., A ...............................................     1,426,733         73,034,462
    Mercury General Corp. ...............................................       154,200          6,832,602
    Old Republic International Corp. ....................................     4,247,808         54,839,201
    RLI Corp. ...........................................................       412,012         20,423,435
                                                                                            --------------
                                                                                               338,159,145
                                                                                            --------------
    MACHINERY 6.2%
    Donaldson Co. Inc. ..................................................       274,000         11,036,720
    Dover Corp. .........................................................     2,144,000         89,576,320
    Graco Inc. ..........................................................       356,112         12,912,621
    Nordson Corp. .......................................................       342,591         18,448,525
                                                                                            --------------
                                                                                               131,974,186
                                                                                            --------------
    MATERIALS 10.0%
    Bemis Co. Inc. ......................................................     1,292,300         32,863,189
    Nucor Corp. .........................................................     1,157,902         78,436,281
    Praxair Inc. ........................................................     1,195,000        100,654,850
                                                                                            --------------
                                                                                               211,954,320
                                                                                            --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.8%
    Pfizer Inc. .........................................................     2,850,100         59,652,593
                                                                                            --------------
    RETAILING 3.3%
    Family Dollar Stores Inc. ...........................................     3,352,000         65,364,000
(b) Sally Beauty Holdings Inc. ..........................................       514,150          3,547,635
                                                                                            --------------
                                                                                                68,911,635
                                                                                            --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0% (c)
    Cohu Inc. ...........................................................        50,300            817,375
                                                                                            --------------
    TOTAL COMMON STOCKS (COST $1,753,063,054) ...........................                    2,069,801,779
                                                                                            --------------

                    42 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                  FRANKLIN RISING DIVIDENDS SECURITIES FUND                       SHARES           VALUE
-----------------------------------------------------------------------------   ----------    ---------------
    SHORT TERM INVESTMENTS 3.3%
    MONEY MARKET FUND (COST $53,661,140) 2.5%
(d) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% ....   53,661,140    $    53,661,140
                                                                                              ---------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    MONEY MARKET FUND (COST $16,743,000) 0.8%
(e) Bank of New York Institutional Cash Reserve Fund, 2.92% .................   16,743,000         16,743,000
                                                                                              ---------------
    TOTAL INVESTMENTS (COST $1,823,467,194) 100.9% ..........................                   2,140,205,919
    OTHER ASSETS, LESS LIABILITIES (0.9)% ...................................                     (18,142,794)
                                                                                              ---------------
    NET ASSETS 100.0% .......................................................                 $ 2,122,063,125
                                                                                              ===============


(a) A portion or all of the security is on loan as of March 31, 2008.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) Rounds to less than 0.1% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e) The rate shown is the annualized seven-day yield at period end.

        Quarterly Statements of Investments | See Notes to Statements of
                               Investments. | 43

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

  FRANKLIN SMALL CAP VALUE SECURITIES FUND        SHARES         VALUE
--------------------------------------------   ------------   ------------
    LONG TERM INVESTMENTS 98.3%
    COMMON STOCKS 98.2%
    AUTOMOBILES & COMPONENTS 3.5%
    Gentex Corp. ...........................      205,443     $  3,523,348
    Monaco Coach Corp. .....................      825,800        7,828,584
(a) Thor Industries Inc. ...................      603,000       17,951,310
(a) Winnebago Industries Inc. ..............      600,000       10,140,000
                                                              ------------
                                                                39,443,242
                                                              ------------
    BANKS 3.4%
(a) Chemical Financial Corp. ...............      461,354       10,998,679
(a) Corus Bankshares Inc. ..................      609,400        5,929,462
    Peoples Bancorp Inc. ...................      199,400        4,807,534
(a) The PMI Group Inc. .....................      508,000        2,956,560
(a) TrustCo Bank Corp. NY ..................    1,580,000       14,046,200
                                                              ------------
                                                                38,738,435
                                                              ------------
    CAPITAL GOODS 19.6%
    A.O. Smith Corp. .......................      112,500        3,697,875
(a) American Woodmark Corp. ................      359,310        7,387,414
    Apogee Enterprises Inc. ................      717,600       11,051,040
    Brady Corp., A .........................      522,600       17,470,518
(a) Briggs & Stratton Corp. ................      342,100        6,123,590
    Carlisle Cos. Inc. .....................      311,000       10,399,840
    CIRCOR International Inc. ..............      205,000        9,481,250
(a) CNH Global NV (Netherlands) ............       84,000        4,370,520
(b) EMCOR Group Inc. .......................      169,600        3,766,816
    Franklin Electric Co. Inc. .............      131,232        4,484,197
    Gibraltar Industries Inc. ..............    1,079,800       12,666,054
    Graco Inc. .............................      458,200       16,614,332
    Kennametal Inc. ........................      416,000       12,242,880
    Mueller Industries Inc. ................      601,700       17,359,045
    Nordson Corp. ..........................      125,400        6,752,790
(b) Powell Industries Inc. .................       62,600        2,464,562
    Roper Industries Inc. ..................      195,000       11,590,800
(a) Simpson Manufacturing Co. Inc. .........      353,000        9,594,540
    Teleflex Inc. ..........................      150,000        7,156,500
    Timken Co. .............................       20,400          606,288
    Trinity Industries Inc. ................      248,500        6,622,525
    Universal Forest Products Inc. .........      624,000       20,092,800
    Wabash National Corp. ..................    1,259,200       11,320,208
(a) Watts Water Technologies Inc., A .......      341,300        9,566,639
                                                              ------------
                                                               222,883,023
                                                              ------------
    COMMERCIAL SERVICES & SUPPLIES 2.9%
    ABM Industries Inc. ....................      618,000       13,867,920
    Mine Safety Appliances Co. .............      473,200       19,491,108
                                                              ------------
                                                                33,359,028
                                                              ------------

                    44 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

  FRANKLIN SMALL CAP VALUE SECURITIES FUND        SHARES         VALUE
--------------------------------------------   ------------   ------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    CONSUMER DURABLES & APPAREL 9.6%
    Bassett Furniture Industries Inc. ......      256,200     $  3,161,508
    Brunswick Corp. ........................      657,000       10,492,290
    D.R. Horton Inc. .......................      353,200        5,562,900
(a) Ethan Allen Interiors Inc. .............      442,000       12,566,060
    Hooker Furniture Corp. .................      555,100       12,400,934
(a) La-Z-Boy Inc. ..........................    1,098,500        9,161,490
    M/I Homes Inc. .........................      593,700       10,081,026
    M.D.C. Holdings Inc. ...................      320,000       14,012,800
(b) Russ Berrie and Co. Inc. ...............      649,200        9,127,752
(b) Timberland Co., A ......................      277,200        3,805,956
(b) The Warnaco Group Inc. .................      470,000       18,536,800
                                                              ------------
                                                               108,909,516
                                                              ------------
    CONSUMER SERVICES 1.4%
    Regis Corp. ............................      583,900       16,051,411
                                                              ------------
    ENERGY 11.6%
    Arch Coal Inc. .........................      111,500        4,850,250
(b) Atwood Oceanics Inc. ...................      109,600       10,052,512
(b) Bristow Group Inc. .....................      287,500       15,430,125
    CONSOL Energy Inc. .....................      142,000        9,824,980
    General Maritime Corp. .................       59,800        1,411,878
(b) Global Industries Ltd. .................      226,300        3,641,167
(b) Helix Energy Solutions Group Inc. ......      425,900       13,415,850
(b) Oil States International Inc. ..........      326,900       14,648,389
    Overseas Shipholding Group Inc. ........      199,100       13,944,964
    Peabody Energy Corp. ...................      248,600       12,678,600
    Rowan Cos. Inc. ........................      222,600        9,166,668
    Teekay Corp. (Bahamas) .................      234,654        9,965,755
    Tidewater Inc. .........................       81,700        4,502,487
(b) Unit Corp. .............................      145,000        8,214,250
                                                              ------------
                                                               131,747,875
                                                              ------------
    FOOD & STAPLES RETAILING 0.9%
    Casey's General Stores Inc. ............      462,000       10,441,200
                                                              ------------
    HEALTH CARE EQUIPMENT & SERVICES 2.2%
    Hillenbrand Industries Inc. ............      127,200        6,080,160
    STERIS Corp. ...........................      330,000        8,853,900
    West Pharmaceutical Services Inc. ......      215,800        9,544,834
                                                              ------------
                                                                24,478,894
                                                              ------------
    INSURANCE 9.5%
    American National Insurance Co. ........       50,200        5,356,340
    Arthur J. Gallagher & Co. ..............      229,500        5,420,790
    Aspen Insurance Holdings Ltd. ..........      645,000       17,015,100
    Erie Indemnity Co., A ..................       55,572        2,844,731

                    Quarterly Statements of Investments | 45

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

      FRANKLIN SMALL CAP VALUE SECURITIES FUND         SHARES        VALUE
---------------------------------------------------   ---------   ------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      INSURANCE (CONTINUED)
      IPC Holdings Ltd. ...........................     604,600   $ 16,928,800
      Montpelier Re Holdings Ltd. (Bermuda) .......     897,300     14,401,665
      Old Republic International Corp. ............   1,405,000     18,138,550
      Protective Life Corp. .......................     220,000      8,923,200
      RLI Corp. ...................................     151,100      7,490,027
  (a) Security Capital Assurance Ltd. .............   1,369,600        712,192
      StanCorp Financial Group Inc. ...............     232,000     11,068,720
                                                                  ------------
                                                                   108,300,115
                                                                  ------------
      MATERIALS 16.1%
  (a) AbitibiBowater Inc. .........................     249,288      3,218,308
      Airgas Inc. .................................     297,700     13,536,419
      AptarGroup Inc. .............................     337,900     13,154,447
      Cabot Corp. .................................     275,000      7,700,000
  (a) Gerdau Ameristeel Corp. (Canada) ............   1,428,000     20,149,080
      Glatfelter ..................................     752,000     11,362,720
  (b) Mercer International Inc. (Germany) .........     599,100      4,175,727
      Reliance Steel & Aluminum Co. ...............     384,100     22,992,226
      RPM International Inc. ......................     791,500     16,574,010
      Steel Dynamics Inc. .........................   1,350,000     44,604,000
      United States Steel Corp. ...................     109,500     13,892,265
  (a) Westlake Chemical Corp. .....................     827,000     10,792,350
                                                                  ------------
                                                                   182,151,552
                                                                  ------------
      REAL ESTATE 0.3%
      Arbor Realty Trust Inc. .....................     244,700      3,690,076
                                                                  ------------
      RETAILING 7.1%
      Brown Shoe Co. Inc. .........................     823,000     12,402,610
      Christopher & Banks Corp. ...................     803,100      8,022,969
      Fred's Inc. .................................     384,800      3,944,200
      Group 1 Automotive Inc. .....................     349,000      8,194,520
  (b) Gymboree Corp. ..............................     146,200      5,830,456
  (b) Hot Topic Inc. ..............................     653,100      2,814,861
      The Men's Wearhouse Inc. ....................     323,400      7,525,518
(a,b) Pier 1 Imports Inc. .........................   1,414,300      8,881,804
(a,b) Tuesday Morning Corp. .......................   1,159,200      6,004,656
  (b) West Marine Inc. ............................     845,600      5,893,832
(a,b) Zale Corp. ..................................     584,000     11,539,840
                                                                  ------------
                                                                    81,055,266
                                                                  ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.4%
      Cohu Inc. ...................................     638,500     10,375,625
(a,b) OmniVision Technologies Inc. ................     300,000      5,046,000
                                                                  ------------
                                                                    15,421,625
                                                                  ------------

                    46 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                    FRANKLIN SMALL CAP VALUE SECURITIES FUND                            SHARES              VALUE
--------------------------------------------------------------------------------   ----------------     -------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    TECHNOLOGY HARDWARE & EQUIPMENT 3.4%
(b) Avocent Corp. ..............................................................            606,000     $  10,241,400
(b) Benchmark Electronics Inc. .................................................            640,000        11,488,000
    Diebold Inc. ...............................................................             46,400         1,742,320
(b) Mettler-Toledo International Inc. (Switzerland) ............................            150,000        14,568,000
                                                                                                        -------------
                                                                                                           38,039,720
                                                                                                        -------------
    TRANSPORTATION 3.4%
(b) Dollar Thrifty Automotive Group Inc. .......................................            281,000         3,832,840
(b) Genesee & Wyoming Inc. .....................................................            535,200        18,410,880
(b) Kansas City Southern .......................................................            146,000         5,856,060
    SkyWest Inc. ...............................................................            491,500        10,380,480
                                                                                                        -------------
                                                                                                           38,480,260
                                                                                                        -------------
    UTILITIES 1.9%
    Atmos Energy Corp. .........................................................            170,100         4,337,550
    Energen Corp. ..............................................................            175,000        10,902,500
    Sierra Pacific Resources ...................................................            495,200         6,254,376
                                                                                                        -------------
                                                                                                           21,494,426
                                                                                                        -------------
    TOTAL COMMON STOCKS (COST $1,055,523,875) ..................................                        1,114,685,664
                                                                                                        -------------

                                                                                   PRINCIPAL AMOUNT
                                                                                   ----------------
    CORPORATE BOND (COST $1,477,757) 0.1%
    CAPITAL GOODS 0.1%
    Mueller Industries Inc., 6.00%, 11/01/14 ...................................   $      1,494,000         1,316,588
                                                                                                      ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,057,001,632) ..........................                        1,116,002,252
                                                                                                      ---------------

                                                                                        SHARES
                                                                                   ----------------
    SHORT TERM INVESTMENTS 14.4%
    MONEY MARKET FUND (COST $18,672,720) 1.6%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% .......         18,672,720        18,672,720
                                                                                                      ---------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    MONEY MARKET FUND (COST $144,858,000) 12.8%
(d) Bank of New York Institutional Cash Reserve Fund, 2.92% ....................        144,858,000       144,858,000
                                                                                                      ---------------
    TOTAL INVESTMENTS (COST $1,220,532,352) 112.7% .............................                        1,279,532,972
    OTHER ASSETS, LESS LIABILITIES (12.7)% .....................................                         (144,510,771)
                                                                                                      ---------------
    NET ASSETS 100.0% ..........................................................                      $ 1,135,022,201
                                                                                                      ===============

(a) A portion or all of the security is on loan as of March 31, 2008.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d) The rate shown is the annualized seven-day yield at period end.

        Quarterly Statements of Investments | See Notes to Statements of
                               Investments. | 47

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND         SHARES         VALUE
----------------------------------------------------   ------------   ------------
    COMMON STOCKS 95.8%
    CONSUMER DISCRETIONARY 12.6%
(a) Chipotle Mexican Grill Inc., B .................        149,700   $ 14,534,373
(a) Dick's Sporting Goods Inc. .....................        426,800     11,429,704
    Garmin Ltd. (Cayman Islands) ...................        222,600     12,022,626
    Guess? Inc. ....................................        499,800     20,226,906
    International Game Technology ..................        189,900      7,635,879
    The Men's Wearhouse Inc. .......................        617,200     14,362,244
    Nordstrom Inc. .................................        272,800      8,893,280
    PetSmart Inc. ..................................        703,600     14,381,584
(a) Tractor Supply Co. .............................        295,598     11,682,033
    Wolverine World Wide Inc. ......................        730,900     21,203,409
(a) Zumiez Inc. ....................................        255,600      4,010,364
                                                                      ------------
                                                                       140,382,402
                                                                      ------------
    CONSUMER STAPLES 1.8%
(a) Hansen Natural Corp. ...........................        552,700     19,510,310
                                                                      ------------
    ENERGY 14.1%
(a) Bill Barrett Corp. .............................        448,800     21,205,800
(a) FMC Technologies Inc. ..........................        451,500     25,685,835
(a) Mariner Energy Inc. ............................        795,600     21,489,156
(a) National-Oilwell Varco Inc. ....................        192,200     11,220,636
    Noble Energy Inc. ..............................        316,500     23,041,200
(a) Oceaneering International Inc. .................         86,100      5,424,300
    Smith International Inc. .......................        512,200     32,898,606
(a) Southwestern Energy Co. ........................        479,000     16,137,510
                                                                      ------------
                                                                       157,103,043
                                                                      ------------
    FINANCIALS 5.4%
(a) Affiliated Managers Group Inc. .................        220,300     19,990,022
    East West Bancorp Inc. .........................        371,700      6,597,675
    FelCor Lodging Trust Inc. ......................        390,800      4,701,324
    iStar Financial Inc. ...........................        583,400      8,185,102
    Jones Lang LaSalle Inc. ........................        156,300     12,088,242
    SEI Investments Co. ............................        353,400      8,725,446
                                                                      ------------
                                                                        60,287,811
                                                                      ------------
    HEALTH CARE 13.9%
(a) American Medical Systems Holdings Inc. .........        737,500     10,465,125
    C. R. Bard Inc. ................................        119,500     11,519,800
(a) Cerner Corp. ...................................        282,500     10,531,600
(a) Community Health Systems Inc. ..................        184,200      6,183,594
(a) Coventry Health Care Inc. ......................        194,100      7,831,935
(a) Express Scripts Inc. ...........................        218,700     14,066,784
(a) Henry Schein Inc. ..............................        243,600     13,982,640
(a) Hologic Inc. ...................................        244,532     13,595,979
(a) Millennium Pharmaceuticals Inc. ................        946,900     14,639,074
(a) Myriad Genetics Inc. ...........................        124,500      5,016,105

                    48 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND             SHARES         VALUE
-----------------------------------------------------------   ------------   ------------
    COMMON STOCKS (CONTINUED)
    HEALTH CARE (CONTINUED)
    Pharmaceutical Product Development Inc. ...............      183,300     $  7,680,270
(a) QIAGEN NV (Netherlands) ...............................      446,600        9,289,280
(a) Varian Medical Systems Inc. ...........................      283,640       13,285,698
(a) Waters Corp. ..........................................      295,900       16,481,630
                                                                             ------------
                                                                              154,569,514
                                                                             ------------
    INDUSTRIALS 17.2%
    AMTEK Inc. ............................................      563,900       24,760,849
    C.H. Robinson Worldwide Inc. ..........................      355,100       19,317,440
    Expeditors International of Washington Inc. ...........      154,100        6,962,238
    Flowserve Corp. .......................................      263,800       27,535,444
(a) Foster Wheeler Ltd. ...................................       91,000        5,152,420
(a) Orbital Sciences Corp. ................................      958,200       23,092,620
    Precision Castparts Corp. .............................      242,500       24,754,400
    Robert Half International Inc. ........................      392,100       10,092,654
(a) Ryanair Holdings PLC, ADR (Ireland) ...................      307,100        8,684,788
(a) SunPower Corp., A .....................................      291,700       21,734,567
(a) Terex Corp. ...........................................      307,700       19,231,250
                                                                             ------------
                                                                              191,318,670
                                                                             ------------
    INFORMATION TECHNOLOGY 25.8%
(a) Activision Inc. .......................................      690,500       18,857,555
(a) Concur Technologies Inc. ..............................      107,300        3,331,665
(a) Equinix Inc. ..........................................      126,700        8,424,283
(a) F5 Networks Inc. ......................................      529,000        9,611,930
    FactSet Research Systems Inc. .........................      301,600       16,247,192
(a) FLIR Systems Inc. .....................................    1,150,600       34,621,554
(a) FormFactor Inc. .......................................      594,200       11,349,220
    Global Payments Inc. ..................................      343,000       14,186,480
    Harris Corp. ..........................................      499,400       24,235,882
(a) Lam Research Corp. ....................................      205,700        7,861,854
(a) Logitech International SA (Switzerland) ...............      389,800        9,916,512
    Maxim Integrated Products Inc. ........................      532,100       10,849,519
(a) Mettler-Toledo International Inc. (Switzerland) .......      142,800       13,868,736
(a) Microsemi Corp. .......................................    1,184,000       26,995,200
(a) Nuance Communications Inc. ............................    1,132,290       19,713,169
(a) Omniture Inc. .........................................      155,700        3,613,797
(a) Salesforce.com Inc. ...................................       99,000        5,729,130
(a) Silicon Laboratories Inc. .............................      710,600       22,412,324
(a) Trimble Navigation Ltd. ...............................      567,200       16,216,248
(a) VeriFone Holdings Inc. ................................      505,500        8,022,285
                                                                             ------------
                                                                              286,064,535
                                                                             ------------
    TELECOMMUNICATION SERVICES 4.1%
(a) Crown Castle International Corp. ......................      227,200        7,836,128
(a) MetroPCS Communications Inc. ..........................      792,000       13,464,000

                    Quarterly Statements of Investments | 49

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                      SHARES         VALUE
------------------------------------------------------------------------------   ----------   ---------------
    COMMON STOCKS (CONTINUED)
    TELECOMMUNICATION SERVICES (CONTINUED)
(a) NII Holdings Inc. ........................................................      490,700   $    15,594,446
(a) SBA Communications Corp. .................................................      273,900         8,170,437
(a) TeleCorp PCS Inc., Escrow Account ........................................      262,900                --
                                                                                              ---------------
                                                                                                   45,065,011
                                                                                              ---------------
    UTILITIES 0.9%
    International Power PLC (United Kingdom) .................................    1,242,600         9,814,439
                                                                                              ---------------
    TOTAL COMMON STOCKS (COST $951,393,396) ..................................                  1,064,115,735
                                                                                              ---------------
    SHORT TERM INVESTMENT (COST $47,871,662) 4.3%
    MONEY MARKET FUND 4.3%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% .....   47,871,662        47,871,662
                                                                                              ---------------
    TOTAL INVESTMENTS (COST $999,265,058) 100.1% .............................                  1,111,987,397
    OTHER ASSETS, LESS LIABILITIES (0.1)% ....................................                     (1,077,891)
                                                                                              ---------------
    NET ASSETS 100.0% ........................................................                $ 1,110,909,506
                                                                                              ===============

See Selected Portfolio Abbreviations on page 121.

(a) Non-income producing for the twelve months ended March 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

     50 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                  COUNTRY/ORGANIZATION         SHARES          VALUE
----------------------------------------------------------------------   --------------------   -----------------   -----------
    LONG TERM INVESTMENTS 96.2%
    CONVERTIBLE PREFERRED STOCKS 1.1%
    CONSUMER DURABLES 0.2%
    General Motors Corp., 1.50%, cvt. pfd., D ........................      United States              104,000      $ 2,369,245
                                                                                                                    -----------
    FINANCE 0.6%
    Affiliated Managers Group Inc., 5.10%, cvt. pfd. .................      United States               62,000        2,607,875
    CIT Group Inc., 7.75%, cvt. pfd., D ..............................      United States              140,000        1,680,000
    E*TRADE Financial Corp., 6.125%, cvt. pfd. .......................      United States              170,000          969,000
    Washington Mutual Inc., 7.75%, cvt. pfd., R ......................      United States                2,500        1,775,000
                                                                                                                    -----------
                                                                                                                      7,031,875
                                                                                                                    -----------
    NON-ENERGY MINERALS 0.3%
    Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ............      United States               20,000        2,809,000
                                                                                                                    -----------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $18,522,745) ............                                               12,210,120
                                                                                                                    -----------
    PREFERRED STOCK (COST $2,070,000) 0.2%
    FINANCE 0.2%
    FHLMC, 8.375%, pfd. ..............................................      United States               82,800        2,020,320
                                                                                                                    -----------

                                                                                            PRINCIPAL AMOUNT (a)
                                                                                            --------------------
(b) SENIOR FLOATING RATE INTERESTS 15.9%
    COMMERCIAL SERVICES 2.0%
    Affiliated Computer Services Inc.,
      Additional Term Loan, 4.704% - 4.935%, 3/20/13 .................      United States            3,157,937        3,014,349
      Term Loan B, 4.654%, 3/20/13 ...................................      United States              328,440          313,506
    ARAMARK Corp.,
      Synthetic L/C, 5.198%, 1/26/14 .................................      United States              168,797          157,685
      Term Loan B, 4.571%, 1/26/14 ...................................      United States            2,656,975        2,482,058
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
      Term Loan, 4.678%, 10/26/12 ....................................      United States            2,567,512        2,310,119
    Dex Media West LLC, Term Loan B2, 4.20% - 4.59%, 3/09/10 .........      United States              790,714          760,733
(c) First Data Corp., Term Loan B-2, 7.00%, 9/24/14 ..................      United States            6,207,495        5,600,855
    Idearc Inc., Term Loan B, 4.70% - 4.71%, 11/17/14 ................      United States            2,882,392        2,319,245
    Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 5.346%,
     8/09/13 .........................................................      United States            3,355,774        3,036,975
    R.H. Donnelley Inc., Term Loan D-2, 4.10% - 4.75%, 6/30/11 .......      United States            3,051,965        2,845,576
                                                                                                                    -----------
                                                                                                                     22,841,101
                                                                                                                    -----------
    COMMUNICATIONS 1.5%
    Alaska Communications Systems Holdings Inc.,
      2005 Incremental Loan, 4.446%, 2/01/12 .........................      United States               54,400           50,082
      2006 Incremental Loan, 4.446%, 2/01/12 .........................      United States              180,000          165,712
      Term Loan, 4.446%, 2/01/12 .....................................      United States            3,135,600        2,886,712
(c) Alltel Communications Inc., Term Loan B-3, 5.568%, 5/18/15 .......      United States            5,633,845        5,096,280
(c) Intelsat Subsidiary Holding Co. Ltd., Unfunded Bridge Loan,
     5.25%,  1/15/13 .................................................         Bermuda               3,000,000        2,731,500

                    Quarterly Statements of Investments | 51

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

             FRANKLIN STRATEGIC INCOME SECURITIES FUND                 COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT (a)     VALUE
--------------------------------------------------------------------   --------------------   --------------------  -----------
    LONG TERM INVESTMENTS (CONTINUED)
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    COMMUNICATIONS (CONTINUED)
    West Corp., Term Loan B-2, 5.079% - 6.093%, 10/24/13 ...........       United States              2,799,118     $ 2,459,837
(c) Wind Telecomunicazioni SpA,
      Term Loan B-2, 5.01%, 9/30/13 ................................           Italy                    750,000         694,363
      Term Loan C-2, 5.76%, 9/30/14 ................................           Italy                    750,000         699,450
    Windstream Corp., Tranche B-1, 5.50%, 7/17/13 ..................       United States              3,289,314       3,171,840
                                                                                                                    -----------
                                                                                                                     17,955,776
                                                                                                                    -----------
    CONSUMER DURABLES 0.3%
    Jarden Corp.,
      Term Loan B1, 4.446%, 1/24/12 ................................       United States                461,078         428,867
      Term Loan B2, 4.446%, 1/24/12 ................................       United States              2,525,649       2,349,204
    Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 6.717%,
     12/21/11 ......................................................       United States                900,997         854,631
                                                                                                                    -----------
                                                                                                                      3,632,702
                                                                                                                    -----------
    CONSUMER NON-DURABLES 0.9%
    CBRL Group (Cracker Barrel),
      Term Loan B1, 4.62%, 4/27/13 .................................       United States              2,445,114       2,282,616
      Term Loan B2 (Delayed Draw), 4.62%, 4/27/13 ..................       United States                109,839         102,540
    Constellation Brands Inc., Term Loan B, 4.188% - 6.438%,
     6/05/13 .......................................................       United States              2,722,400       2,603,295
    Dean Foods Co., Term Loan B, 4.45% - 4.46%, 4/02/14 ............       United States              2,970,496       2,768,336
    The William Carter Co., Term Loan B, 4.204% - 4.744%,
     7/14/12 .......................................................       United States              3,114,690       2,901,854
                                                                                                                    -----------
                                                                                                                     10,658,641
                                                                                                                    -----------
    CONSUMER SERVICES 3.5%
    Affinion Group Inc., Term Loan B, 5.099% - 5.57%, 10/17/12 .....       United States              1,019,676         944,901
    Citadel Broadcasting Corp., Term Loan B, 4.296% - 4.745%,
     6/12/14 .......................................................       United States              2,523,883       2,064,360
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 4.75%,
     3/29/13 .......................................................       United States              3,043,943       2,852,233
    DIRECTV Holdings LLC, Term Loan B, 4.204%, 4/13/13 .............       United States              1,162,540       1,120,883
    Education Management LLC, Term Loan C, 4.50%, 6/01/13 ..........       United States              1,762,094       1,537,427
    Green Valley Ranch Gaming LLC, Term Loan B,
     4.671% - 5.085%, 2/16/14 ......................................       United States                305,164         244,760
    Insight Midwest Holdings, Term Loan B, 6.73%, 4/02/14 ..........       United States              2,074,275       1,897,962
    Laureate Education Inc., Closing Date Term Loan, 6.068%,
     8/17/14 .......................................................       United States              1,616,578       1,460,578
    MCC Iowa,
      Term Loan D-1, 4.35% - 4.83%, 1/31/15 ........................       United States                873,909         757,804
      Term Loan D-2 (Delayed Draw), 4.35% - 4.83%, 1/31/15 .........       United States                847,868         735,222
    Mediacom LLC, Term Loan C, 4.35% - 4.83%, 1/31/15 ..............       United States              1,986,945       1,722,966
    National CineMedia LLC, Term Loan, 4.62%, 2/13/15 ..............       United States              1,213,482       1,060,027

                    52 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          FRANKLIN STRATEGIC INCOME SECURITIES FUND              COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)     VALUE
-------------------------------------------------------------    --------------------  --------------------  ------------
    LONG TERM INVESTMENTS (CONTINUED)
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    OSI Restaurant Partners LLC (Outback),
          Pre-Funded Revolving Credit, 2.67%, 6/14/13 .......        United States           299,750         $    233,055
          Term Loan B, 5.00%, 6/14/14 .......................        United States         3,767,029            2,928,865
    Penn National Gaming Inc., Term Loan B, 4.45% - 6.60%,
     10/03/12 ...............................................        United States         3,011,412            2,869,207
    Regal Cinemas Corp., Term Loan, 4.196%, 10/27/13 ........        United States         3,741,280            3,489,679
    Tribune Co., Term Loan B, 5.542%, 5/16/14 ...............        United States         4,019,625            2,703,917
    Univision Communications Inc., Initial Term Loan B,
     4.954% - 5.494%, 9/29/14 ...............................        United States         4,638,926            3,670,550
    UPC Financing Partnership, Term Loan N, 4.869%,
     12/31/14 ...............................................         Netherlands          3,320,000            2,963,100
    VML U.S. Finance LLC (Venetian Macau),
     (c) Delayed Draw, 4.95%, 5/25/12 .......................            Macau             1,585,741            1,437,077
         New Project Term Loans, 4.95%, 5/25/13 .............            Macau               702,778              636,892
     (c) Term Loan B, 4.95%, 5/24/13 ........................            Macau             2,756,482            2,498,062
                                                                                                               ----------
                                                                                                               39,829,527
                                                                                                               ----------

    ELECTRONIC TECHNOLOGY 0.5%
    Fairchild Semiconductor Corp., Initial Term Loan, 4.196%,
     6/26/13 ................................................        United States           889,985              816,046
    Flextronics International USA Inc.,
          Term Loan A, 7.394% - 7.395%, 10/01/14 ............        United States         2,533,438            2,330,763
          Term Loan A-1, 7.455%, 10/01/14 ...................        United States           727,999              669,759
    Hawker Beechcraft Inc.,
          Synthetic L/C, 4.696%, 3/26/14 ....................        United States           118,535              110,849
          Term Loan B, 4.696%, 3/26/14 ......................        United States         2,034,067            1,902,170
                                                                                                               ----------
                                                                                                                5,829,587
                                                                                                               ----------

    ENERGY MINERALS 0.2%
    Citgo Petroleum Corp., Term Loan B, 4.419%, 11/15/12 ....        United States         2,272,868            2,113,767
                                                                                                               ----------
    FINANCE 1.2%
    Avis Budget Car Rental LLC, Term Loan, 4.50%, 4/19/12 ...        United States         2,628,326            2,335,924
    Capital Automotive REIT, Term Loan B, 4.87%, 12/15/10 ...        United States         2,663,963            2,502,045
    Hertz Corp.,
          Credit Link, 2.599%, 12/21/12 .....................        United States           277,778              260,000
          Term Loan B, 4.32% - 4.50%, 12/21/12 ..............        United States         1,536,208            1,437,891
    Macerich Co., Term Loan B, 4.625%, 4/25/10 ..............        United States         1,842,000            1,669,441
(c) Nuveen Investments Inc., Term Loan B, 7.25%, 11/13/14 ...        United States         3,457,101            3,123,277
    TD Ameritrade Holding Corp., Term Loan B, 4.21%,
     12/31/12 ...............................................        United States         2,118,539            2,003,638
                                                                                                               ----------
                                                                                                               13,332,216
                                                                                                               ----------

    HEALTH SERVICES 1.2%
(c) Community Health Systems Inc., Term Loan, 5.335%,
     7/25/14 ................................................        United States         4,671,607            4,316,294
    DaVita Inc., Term Loan B-1, 4.21% - 6.23%, 10/05/12 .....        United States           680,000              640,360

                    Quarterly Statements of Investments | 53

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

               FRANKLIN STRATEGIC INCOME SECURITIES FUND                   COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)     VALUE
------------------------------------------------------------------------   --------------------  --------------------  -----------
    LONG TERM INVESTMENTS (CONTINUED)
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HEALTH SERVICES (CONTINUED)
    Fresenius Medical Care Holdings Inc., Term Loan B,
      3.954% - 6.205%, 3/31/13 .........................................       United States           2,646,573       $ 2,535,512
    HCA Inc.,
       Term Loan A-1, 4.196%, 11/16/12 .................................       United States             593,602           540,834
       Term Loan B-1, 4.946%, 11/18/13 .................................       United States           3,641,782         3,354,667
    Health Management Associates Inc., Term Loan B, 6.58%,
      2/28/14 ..........................................................       United States           1,044,453           909,817
    LifePoint Hospitals Inc., Term Loan B, 4.71%, 4/15/12 ..............       United States           1,476,576         1,367,151
                                                                                                                       -----------
                                                                                                                        13,664,635
                                                                                                                       -----------

    HEALTH TECHNOLOGY 0.2%
    Bausch and Lomb Inc.,
       Delayed Draw Term Loan, 3.25% - 5.946%, 4/28/15 .................       United States             100,000            97,329
       Parent Term Loan B, 5.946%, 4/28/15 .............................       United States             798,000           776,689
    DJO Finance LLC, Term Loan B, 5.696%, 5/20/14 ......................       United States           1,895,250         1,800,488
                                                                                                                       -----------
                                                                                                                         2,674,506
                                                                                                                       -----------

    INDUSTRIAL SERVICES 0.2%
    Allied Waste North America Inc.,
       Credit Link, 4.50%, 3/28/14 .....................................       United States             808,546           765,693
       Term Loan B, 4.06% - 4.59%, 3/28/14 .............................       United States           1,344,815         1,273,540
                                                                                                                       -----------
                                                                                                                         2,039,233
                                                                                                                       -----------

    PROCESS INDUSTRIES 1.5%
    Celanese U.S. Holdings LLC, Dollar Term Loan, 6.229%,
      4/02/14 ..........................................................      United States            2,506,063         2,343,168
    Domtar Corp., Term Loan, 3.934%, 3/07/14 ...........................      United States            2,733,063         2,563,222
    Georgia-Pacific Corp.,
       Additional Term Loan, 4.446% - 4.74%, 12/20/12 ..................      United States              636,648           583,691
       Term Loan B, 4.446% - 4.835%, 12/20/12 ..........................      United States            2,620,463         2,418,740
    Hexion Specialty Chemicals BV, Term Loan C-2, 5.00%,
      5/03/13 ..........................................................       Netherlands               604,247           562,894
    Hexion Specialty Chemicals Inc., Term Loan C-1, 7.00%,
      5/03/13 ..........................................................      United States            2,788,699         2,597,849
    Ineos U.S. Finance LLC,
       Term Loan B2, 4.885%, 12/16/13 ..................................      United States            1,070,356           986,401
       Term Loan C2, 5.385%, 12/23/14 ..................................      United States            1,070,356           968,801
    Nalco Co., Term Loan B, 4.75% - 6.48%, 11/04/10 ....................      United States            2,156,300         2,104,318
    Rockwood Specialties Group Inc., Term Loan E, 4.744%,
      7/30/12 ..........................................................      United States            1,589,796         1,510,748
                                                                                                                       -----------
                                                                                                                        16,639,832
                                                                                                                       -----------

    PRODUCER MANUFACTURING 1.3%
    Allison Transmission, Term Loan B, 5.74% - 5.75%, 8/07/14 ..........      United States            2,693,250         2,373,909
    Amsted Industries Inc.,
       Delayed Draw, 5.085% - 6.84%, 4/05/13 ...........................      United States              705,414           663,604
       Term Loan B, 4.67% - 6.26%, 4/05/13 .............................      United States              209,455           200,029

                    54 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

           FRANKLIN STRATEGIC INCOME SECURITIES FUND              COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)      VALUE
----------------------------------------------------------------  --------------------  --------------------  -------------
    LONG TERM INVESTMENTS (CONTINUED)
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PRODUCER MANUFACTURING (CONTINUED)
    Baldor Electric Co., Term Loan B, 4.438% - 5.063%,
     1/31/14  ..................................................   United States          2,294,857           $   2,192,065
    Bucyrus International Inc., Tranche B Dollar Term Loan,
     4.612% - 6.413%, 5/04/14 ..................................   United States            271,635                 253,691
    Dresser Inc., Term Loan B, 5.204% - 5.565%, 5/04/14 ........   United States          3,236,070               3,044,602
    EnerSys Capital Inc., New 2007 Term Loan, 4.349% - 4.878%,
     3/17/11....................................................   United States            770,250                 720,184
    Key Safety Systems Inc., Term Loan B, 4.85% - 6.18%,
     3/10/14 ...................................................   United States            287,100                 216,241
    Oshkosh Corp., Term Loan B, 4.76%, 12/06/13.................   United States          3,113,106               2,906,281
    RBS Global Inc. (Rexnord Corp.), Term Loan, 5.099% - 6.426%,
     7/22/13 ...................................................   United States            600,000                 547,500
    TRW Automotive Inc., Tranche B-1 Term Loan, 4.625% - 4.688%,
     2/09/14 ...................................................   United States          1,650,842               1,561,420
                                                                                                              -------------
                                                                                                                 14,679,526
                                                                                                              -------------

    TECHNOLOGY SERVICES 0.3%
    SunGard Data Systems Inc., New U.S. Term Loan, 4.878%,
     2/28/14  ..................................................   United States          3,828,496               3,563,981
                                                                                                              -------------

    UTILITIES 1.1%
    Dynegy Holdings Inc.,
         Term L/C Facility, 4.204%, 4/02/13 ....................   United States          2,724,468               2,516,727
         Term Loan B, 4.683%, 4/02/13 ..........................   United States            100,029                  92,402
    Niska Gas Storage Canada ULC (C/R Gas),
         Asset Sale Term Loan, 4.55%, 5/13/11...................      Canada                110,128                 103,520
         Canadian Term Loan, 4.534%, 5/12/13....................      Canada              1,509,681               1,419,101
    Niska Gas Storage U.S. LLC (C/R Gas),
         Delayed Draw, 4.60%, 5/12/13 ..........................   United States            165,452                 155,524
         U.S. Term Loan, 4.589%, 5/12/13 .......................   United States            244,249                 229,594
    NRG Energy Inc.,
         Credit Link, 2.596%, 2/01/13 ..........................   United States            890,930                 835,865
         Term Loan, 4.196%, 2/01/13 ............................   United States          1,829,577               1,716,498
    Texas Competitive Electric Holdings Co. LLC,
         Term Loan B-2, 6.478% - 6.596%, 10/10/14 ..............   United States          4,089,750               3,734,220
     (c) Term Loan B-3, 7.75%, 10/10/14 ........................   United States          2,050,000               1,866,525
                                                                                                              -------------
                                                                                                                 12,669,976
                                                                                                              -------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $197,716,590)....                                                182,125,006
                                                                                                              -------------
    CORPORATE BONDS 31.1%
    COMMERCIAL SERVICES 1.9%
    ARAMARK Corp., senior note, 8.50%, 2/01/15..................   United States          3,000,000               3,022,500
(d) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14..........   United Kingdom         2,000,000               1,945,000
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ......   United States          2,200,000               1,919,500
    Idearc Inc., senior note, 8.00%, 11/15/16 ..................   United States          3,400,000               2,218,500
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .......   United States          3,000,000               3,127,500

                    Quarterly Statements of Investments | 55

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

             FRANKLIN STRATEGIC INCOME SECURITIES FUND                  COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)      VALUE
-------------------------------------------------------------------     --------------------  --------------------  ------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMERCIAL SERVICES (CONTINUED)
    JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
     5/15/13 ......................................................          United States             900,000      $    868,500
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ....          United States           1,900,000         1,881,000
    Lamar Media Corp., senior sub. note,
       7.25%, 1/01/13 .............................................          United States           2,800,000         2,674,000
       6.625%, 8/15/15  ...........................................          United States             400,000           354,000
    R.H. Donnelley Corp., senior note,
       8.875%, 1/15/16 ............................................          United States           1,100,000           701,250
   (d) 144A, 8.875%, 10/15/17  ....................................          United States           1,100,000           693,000
    RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 .......          United States           2,700,000         2,268,000
                                                                                                                    ------------
                                                                                                                      21,672,750
                                                                                                                    ------------
    COMMUNICATIONS 3.0%
(d) American Tower Corp., senior note, 144A, 7.00%, 10/15/17 ......          United States           2,900,000         2,914,500
(d) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ........             Jamaica              2,900,000         2,428,750
    Embarq Corp., senior note, 7.082%, 6/01/16 ....................          United States           3,300,000         3,129,898
    Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
     10.375% thereafter, 11/15/12 .................................         United Kingdom           2,800,000         2,730,000
    Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
     9.25% thereafter, 2/01/15 ....................................            Bermuda                 400,000           342,000
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
     1/15/13 ......................................................            Bermuda               3,500,000         3,543,750
    MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ..........          United States           3,000,000         2,775,000
    Millicom International Cellular SA, senior note, 10.00%,
     12/01/13  ....................................................           Luxembourg             3,000,000         3,195,000
    Qwest Communications International Inc., senior note, 7.50%,
     2/15/14 ......................................................          United States           3,400,000         3,213,000
    Telecom Italia Capital, senior note, 4.95%, 9/30/14 ...........               Italy              3,000,000         2,734,614
    Verizon New York Inc., senior deb.,
          A, 6.875%, 4/01/12 ......................................          United States           2,700,000         2,843,057
          B, 7.375%, 4/01/32 ......................................          United States             400,000           419,421
(d) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
     12/01/15 .....................................................              Italy               2,700,000         2,767,500
    Windstream Corp., senior note, 8.625%, 8/01/16 ................          United States           1,700,000         1,678,750
                                                                                                                    ------------
                                                                                                                      34,715,240
                                                                                                                    ------------

    CONSUMER DURABLES 1.5%
    D.R. Horton Inc., senior note, 6.50%, 4/15/16 .................          United States           3,000,000         2,685,000
    Ford Motor Credit Co. LLC, senior note,
          5.80%, 1/12/09 ..........................................          United States           3,200,000         3,049,149
          9.875%, 8/10/11 .........................................          United States           3,000,000         2,679,468
    General Motors Corp., senior deb., 8.25%, 7/15/23 .............          United States           1,900,000         1,339,500
    Jarden Corp., senior sub. note, 7.50%, 5/01/17  ...............          United States           2,900,000         2,552,000
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..........          United States           2,500,000         2,443,750

                    56 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

         FRANKLIN STRATEGIC INCOME SECURITIES FUND               COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)     VALUE
-----------------------------------------------------------      --------------------  --------------------  -----------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER DURABLES (CONTINUED)
    KB Home, senior note,
        6.25%, 6/15/15  ...................................        United States           1,800,000         $ 1,604,250
        7.25%, 6/15/18  ...................................        United States           1,000,000             900,000
                                                                                                             -----------
                                                                                                              17,253,117
                                                                                                             -----------

    CONSUMER NON-DURABLES 0.7%
    Dean Foods Inc., senior note, 7.00%, 6/01/16  .........        United States           1,500,000           1,320,000
    Dole Foods Co., senior note, 7.25%, 6/15/10 ...........        United States             100,000              77,500
    Reynolds American Inc., senior secured note, 7.625%,
     6/01/16 ..............................................        United States           3,300,000           3,489,697
    Smithfield Foods Inc., senior note, 7.75%,
          5/15/13 .........................................        United States           1,500,000           1,492,500
          7/01/17 .........................................        United States           1,700,000           1,666,000
                                                                                                             -----------
                                                                                                               8,045,697
                                                                                                             -----------

    CONSUMER SERVICES 4.6%
(d) British Sky Broadcasting Group PLC, senior note, 144A,
     6.10%, 2/15/18  ......................................        United Kingdom          3,000,000           2,999,733
    Cablevision Systems Corp., senior note, B, 8.00%,
     4/15/12 ..............................................        United States             400,000             391,000
    CanWest Media Inc., senior sub. note, 8.00%,
     9/15/12 ..............................................            Canada              2,800,000           2,674,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ......        United States           1,400,000             980,000
    CCH II LLC, senior note, 10.25%, 9/15/10 ..............        United States           3,700,000           3,385,500
    Comcast Corp., senior note, 6.30%, 11/15/17............        United States           3,000,000           3,042,915
    CSC Holdings Inc.,
          senior deb., 7.625%, 7/15/18 ....................        United States           2,100,000           1,926,750
          senior note, 6.75%, 4/15/12 .....................        United States             300,000             291,000
    Dish Network Corp., senior note, 6.375%, 10/01/11 .....        United States           2,900,000           2,791,250
(d) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ........        United States           2,100,000           1,491,000
    Harrah's Operating Co. Inc., senior note, 6.50%,
     6/01/16 ..............................................        United States           1,500,000             896,250
    Liberty Media Corp., senior note, 5.70%, 5/15/13 ......        United States           3,000,000           2,642,757
    LIN Television Corp., senior sub. note, 6.50%,
     5/15/13 ..............................................        United States           2,400,000           2,238,000
    MGM MIRAGE, senior note, 6.625%, 7/15/15 ..............        United States           4,100,000           3,587,500
(d) Outback Steakhouse Inc., senior note, 144A, 10.00%,
     6/15/15 ..............................................        United States           2,100,000           1,333,500
    Pinnacle Entertainment Inc., senior sub. note,
          8.25%, 3/15/12  .................................        United States             200,000             189,500
          8.75%, 10/01/13 .................................        United States           2,200,000           2,178,000
    Quebecor Media Inc.,
      (d) 144A, 7.75%, 3/15/16 ............................           Canada                 200,000             183,500
          senior note, 7.75%, 3/15/16 .....................           Canada               2,700,000           2,477,250
    Radio One Inc., senior sub. note, 6.375%, 2/15/13 .....       United States            2,800,000           2,030,000
(d) Rainbow National Services LLC, senior sub. deb., 144A,
     10.375%, 9/01/14 .....................................       United States            1,100,000           1,171,500

                    Quarterly Statements of Investments | 57

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

             FRANKLIN STRATEGIC INCOME SECURITIES FUND                 COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT (a)       VALUE
--------------------------------------------------------------------   --------------------   --------------------   -------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...      United States             3,300,000         $   2,932,951
      Station Casinos Inc.,
              senior note, 6.00%, 4/01/12  ........................      United States               700,000               577,500
              senior sub. note, 6.50%, 2/01/14 ....................      United States               700,000               423,500
              senior sub. note, 6.875%, 3/01/16 ...................      United States             1,800,000             1,057,500
      Time Warner Inc., 5.875%, 11/15/16  .........................      United States             3,500,000             3,334,950
(d,e) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
        3/15/15 ...................................................      United States             3,300,000             2,013,000
      Viacom Inc., senior note, 6.875%, 4/30/36 ...................      United States             3,300,000             3,188,163
                                                                                                                     -------------
                                                                                                                        52,428,469
                                                                                                                     -------------
      ELECTRONIC TECHNOLOGY 1.1%
      DRS Technologies Inc., senior sub. note,
              6.875%, 11/01/13 ....................................      United States               400,000               394,000
              7.625%, 2/01/18  ....................................      United States             2,500,000             2,512,500
      Freescale Semiconductor Inc., senior note, 8.875%,
        12/15/14 ..................................................      United States             2,900,000             2,283,750
      L-3 Communications Corp., senior sub. note,
              5.875%, 1/15/15 .....................................      United States             2,000,000             1,925,000
              6.375%, 10/15/15 ....................................      United States               400,000               393,000
      Sanmina-SCI Corp.,
        (b,d) senior note, 144A, FRN, 5.55%, 6/15/14 ..............      United States             1,000,000               905,000
              senior sub. note, 6.75%, 3/01/13 ....................      United States             2,300,000             2,006,750
      TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ............      United States             2,500,000             2,512,500
                                                                                                                     -------------
                                                                                                                        12,932,500
                                                                                                                     -------------

      ENERGY MINERALS 1.5%
      Canadian Natural Resources Ltd., 5.90%, 2/01/18 .............         Canada                 2,700,000             2,768,545
      Chesapeake Energy Corp., senior note,
              7.625%, 7/15/13 .....................................      United States               700,000               721,000
              6.625%, 1/15/16 .....................................      United States               100,000                98,500
              6.25%, 1/15/18  .....................................      United States             3,300,000             3,168,000
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 ............      United States             2,700,000             2,605,500
      Peabody Energy Corp., senior note,
              7.375%, 11/01/16 ....................................      United States             1,200,000             1,248,000
              B, 6.875%, 3/15/13 ..................................      United States             1,600,000             1,632,000
  (d) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ...       Switzerland              2,900,000             2,639,000
      Tesoro Corp., senior note, 6.50%, 6/01/17....................      United States             2,700,000             2,430,000
                                                                                                                     -------------
                                                                                                                        17,310,545
                                                                                                                     -------------
      FINANCE 4.3%
      American Express Co., senior note, 7.00%, 3/19/18 ...........      United States             2,200,000             2,315,416
  (f) Bank of America Corp., K, 8.00%, Perpetual ..................      United States             2,600,000             2,608,372
  (d) Capmark Financial Group Inc., senior note, 144A, 6.30%,
        5/10/17 ...................................................      United States               800,000               480,667

                    58 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

             FRANKLIN STRATEGIC INCOME SECURITIES FUND                  COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT (a)       VALUE
--------------------------------------------------------------------    --------------------   --------------------   -------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      FINANCE (CONTINUED)
      CIT Group Funding Co. of Canada, senior note, 4.65%,
        7/01/10 ....................................................         United States            1,500,000       $   1,232,174
      CIT Group Inc., senior note, 7.625%, 11/30/12 ................         United States            1,400,000           1,165,100
  (b) Citigroup Inc., pfd., junior sub. bond, FRN, 8.30%,
        12/21/77 ...................................................         United States            3,500,000           3,458,952
      GMAC LLC,
         7.25%, 3/02/11 ............................................         United States            2,500,000           1,971,460
         6.875%, 9/15/11 ...........................................         United States            1,700,000           1,303,191
         6.875%, 8/28/12 ...........................................         United States            1,800,000           1,369,562
      The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37 .....         United States            4,500,000           4,199,279
  (d) ICICI Bank Ltd., 144A, 6.625%, 10/03/12 ......................              India               2,700,000           2,699,171
      JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 .......         United States            5,000,000           4,327,975
      Lehman Brothers Holdings Inc., sub. note, 6.50%, 7/19/17 .....         United States            5,000,000           4,759,565
      Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 ........         United States            4,900,000           4,847,158
  (b) MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 .........         United States            2,000,000           1,594,180
      Morgan Stanley,
         senior note, 6.625%, 4/01/18 ..............................         United States            1,300,000           1,303,753
         sub. note, 4.75%, 4/01/14 .................................         United States            4,000,000           3,717,864
      Residential Capital LLC, senior note, 6.50%, 6/01/12 .........         United States            2,800,000           1,386,000
      UBS AG Stamford, senior note, 5.875%, 12/20/17 ...............         United States            3,000,000           3,074,298
      United Rentals North America Inc., senior sub. note, 7.75%,
        11/15/13 ...................................................         United States            2,000,000           1,630,000
                                                                                                                      -------------
                                                                                                                         49,444,137
                                                                                                                      -------------

      HEALTH SERVICES 2.3%
      Coventry Health Care Inc., senior note,
         6.30%, 8/15/14  ...........................................         United States            1,500,000           1,509,142
         5.95%, 3/15/17  ...........................................         United States            1,300,000           1,231,339
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 ................         United States            3,400,000           3,332,000
      FMC Finance III SA, senior note, 6.875%, 7/15/17 .............            Germany               1,900,000           1,909,500
      HCA Inc.,
         senior note, 6.50%, 2/15/16 ...............................         United States              800,000             678,000
         senior secured note, 9.125%, 11/15/14 .....................         United States            4,000,000           4,130,000
      Medco Health Solutions Inc., 7.125%, 3/15/18 .................         United States            2,300,000           2,362,528
      Quest Diagnostics Inc., 6.40%, 7/01/17 .......................         United States            1,800,000           1,815,381
      Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11  .........................................         United States            2,300,000           2,087,250
         9.875%, 7/01/14 ...........................................         United States              500,000             486,250
  (e) United Surgical Partners International Inc., senior sub. note,
        PIK, 9.25%, 5/01/17 ........................................         United States            2,000,000           1,860,000
(b,e) U.S. Oncology Holdings Inc., senior note, FRN, PIK, 10.759%,
        3/15/12 ....................................................         United States            3,055,582           2,368,076
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
       10/01/14 ....................................................         United States            2,600,000           2,515,500
                                                                                                                      -------------
                                                                                                                         26,284,966
                                                                                                                      -------------

                    Quarterly Statements of Investments | 59

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                  COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)      VALUE
---------------------------------------------------------------------    --------------------  --------------------  -------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    HEALTH TECHNOLOGY 0.2%
    Schering-Plough Corp., senior note, 6.00%, 9/15/17 ..............        United States           2,500,000       $   2,517,825
                                                                                                                     -------------

    INDUSTRIAL SERVICES 1.7%
    Allied Waste North America Inc., senior secured note, 6.875%,
      6/01/17  ......................................................        United States           2,900,000           2,856,500
    Compagnie Generale de Geophysique-Veritas, senior note,
       7.50%, 5/15/15  ..............................................            France              2,000,000           2,040,000
       7.75%, 5/15/17 ...............................................            France                900,000             918,000
    Copano Energy LLC, senior note, 8.125%, 3/01/16 .................        United States           2,900,000           3,016,000
    El Paso Corp., senior note, 6.875%, 6/15/14 .....................        United States           3,000,000           3,075,093
    Markwest Energy Partners LP, senior note, 6.875%,
      11/01/14 ......................................................        United States           2,700,000           2,565,000
    Weatherford International Ltd., senior note, 6.00%, 3/15/18 .....        United States           1,700,000           1,713,301
    The Williams Cos. Inc.,
       8.75%, 3/15/32 ...............................................        United States             600,000             696,000
       senior note, 7.625%, 7/15/19 .................................        United States           1,000,000           1,072,500
       senior note, 7.875%, 9/01/21 .................................        United States           1,600,000           1,742,000
                                                                                                                     -------------
                                                                                                                        19,694,394
                                                                                                                     -------------

    NON-ENERGY MINERALS 0.5%
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
      4/01/17  ......................................................        United States           2,700,000           2,872,125
    Novelis Inc., senior note, 7.25%, 2/15/15 .......................            Canada              3,500,000           3,115,000
                                                                                                                     -------------
                                                                                                                         5,987,125
                                                                                                                     -------------

    PROCESS INDUSTRIES 2.3%
(d) Cargill Inc., 144A,
       5.20%, 1/22/13 ...............................................        United States             500,000             505,141
       6.00%, 11/27/17 ..............................................        United States           2,000,000           2,022,438
    Crown Americas Inc., senior note, 7.75%, 11/15/15 ...............        United States           3,200,000           3,304,000
    Huntsman International LLC, senior sub. note, 7.875%,
      11/15/14 ......................................................        United States           2,300,000           2,449,500
(d) Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16...................       United Kingdom           3,100,000           2,425,750
       JSG Funding PLC, senior sub. note, 7.75%, 4/01/15.............           Ireland              2,900,000           2,552,000
(d) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ..........        United States           2,700,000           2,430,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ................        United States           2,900,000           2,994,250
(d) NewPage Corp., senior secured note, 144A, 10.00%,
      5/01/12 .......................................................        United States           2,500,000           2,550,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
      12/01/14 ......................................................        United States           2,700,000           2,700,000
    RPM International Inc., 6.50%, 2/15/18 ..........................        United States           2,800,000           2,821,048
                                                                                                                     -------------
                                                                                                                        26,754,127
                                                                                                                     -------------

    PRODUCER MANUFACTURING 1.4%
(d) Allison Transmission Inc., senior note, 144A, 11.00%,
      11/01/15 ......................................................        United States             900,000             787,500
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ......        United States           2,400,000           1,980,000

                    60 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                 COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)      VALUE
---------------------------------------------------------------------   --------------------  --------------------  -------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    PRODUCER MANUFACTURING (CONTINUED)
    Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ..............      United States           2,500,000        $   2,362,500
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ...................      United States           3,000,000            2,235,000
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .........      United States           2,900,000            2,726,000
    Terex Corp., senior sub. note, 8.00%, 11/15/17 ..................      United States           2,800,000            2,800,000
(d) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ..........      United States           2,900,000            2,653,500
                                                                                                                    -------------
                                                                                                                       15,544,500
                                                                                                                    -------------

    REAL ESTATE DEVELOPMENT 0.2%
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ......      United States           2,500,000            2,387,500
                                                                                                                    -------------

    REAL ESTATE INVESTMENT TRUSTS 0.5%
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 .........      United States             200,000              191,500
    Host Marriott LP, senior note,
        K, 7.125%, 11/01/13  ........................................      United States           2,400,000            2,364,000
        M, 7.00%, 8/15/12 ...........................................      United States           1,100,000            1,080,750
    iStar Financial Inc., senior note, 5.65%, 9/15/11  ..............      United States           2,700,000            2,053,504
                                                                                                                    -------------
                                                                                                                        5,689,754
                                                                                                                    -------------

    RETAIL TRADE 0.7%
    Dollar General Corp., senior note, 10.625%, 7/15/15 .............      United States           2,900,000            2,813,000
    The Kroger Co., 6.15%, 1/15/20  .................................      United States           2,000,000            2,059,812
    Michaels Stores Inc., senior note, 10.00%, 11/01/14 .............      United States           3,300,000            2,904,000
                                                                                                                    -------------
                                                                                                                        7,776,812
                                                                                                                    -------------

    TECHNOLOGY SERVICES 0.3%
    SunGard Data Systems Inc.,
        senior note, 9.125%, 8/15/13  ...............................      United States           1,600,000            1,624,000
        senior sub. note, 10.25%, 8/15/15 ...........................      United States           1,900,000            1,919,000
                                                                                                                    -------------
                                                                                                                        3,543,000
                                                                                                                    -------------
    UTILITIES 2.4%
(g) AES Corp., senior note, 8.00%, 10/15/17 .........................      United States           2,900,000            2,950,750
    Aquila Inc., senior note, 9.95%, 2/01/11 ........................      United States           2,800,000            2,962,988
    CenterPoint Energy Inc., senior note, 6.125%, 11/01/17 ..........      United States           1,800,000            1,842,426
    Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ..............      United States           3,100,000            3,084,500
    Edison Mission Energy, senior note, 7.00%, 5/15/17 ..............      United States           2,900,000            2,900,000
(d) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17  .........       Netherlands            2,500,000            2,625,000
    Mirant North America LLC, senior note, 7.375%, 12/31/13 .........      United States           2,900,000            2,943,500
    NRG Energy Inc., senior note,
        7.25%, 2/01/14 ..............................................      United States             400,000              396,000
        7.375%, 2/01/16 .............................................      United States           3,200,000            3,144,000
        7.375%, 1/15/17 .............................................      United States             600,000              585,000
(d) Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
     10.25%, 11/01/15 ...............................................      United States           3,700,000            3,704,625
                                                                                                                    -------------
                                                                                                                       27,138,789
                                                                                                                    -------------
    TOTAL CORPORATE BOND (COST $379,512,559) ........................                                                 357,121,247
                                                                                                                    -------------

                    Quarterly Statements of Investments | 61

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

              FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)      VALUE
---------------------------------------------------------------------  --------------------  --------------------  -------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE BONDS 1.4%
    ELECTRONIC TECHNOLOGY 0.2%




(d) Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%,
        12/15/37  ...................................................      United States          2,500,000        $   2,740,600
                                                                                                                   -------------
    FINANCE 0.5%
    CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 ......      United States          3,400,000            2,362,490
    Merrill Lynch & Co. Inc., cvt., senior note, zero cpn.,
        3/13/32 .....................................................      United States          2,900,000            3,095,344
                                                                                                                   -------------
                                                                                                                       5,457,834
                                                                                                                   -------------
    HEALTH TECHNOLOGY 0.3%
    Amgen Inc., cvt., senior note, 0.375%, 2/01/13 ..................      United States          3,600,000            3,123,320
                                                                                                                   -------------
    REAL ESTATE INVESTMENT TRUST 0.2%
(b) iStar Financial Inc., cvt., senior note, FRN, 5.229%,
        10/01/12   ..................................................      United States          2,900,000            2,054,650
                                                                                                                   -------------
    RETAIL TRADE 0.2%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ..............      United States          2,600,000            2,808,000
                                                                                                                   -------------
    TOTAL CONVERTIBLE BONDS (COST $18,729,031) ......................                                                 16,184,404
                                                                                                                   -------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 5.4%
    FINANCE 5.4%
(b) Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN,
        5.182%, 9/10/47 .............................................      United States          2,000,000            1,993,478
(b) Chase Credit Card Master Trust, 2003-6, A, FRN,  2.928%,
        2/15/11 .....................................................      United States          3,300,000            3,286,537
(b) Chase Issuance Trust,
          sub. note, 2006-A7, A, FRN, 2.828%, 2/15/13 ...............      United States            800,000              779,639
          2005-A9, A9, FRN, 2.838%, 11/15/11 ........................      United States          1,000,000              987,545
          2007-A9, A9, FRN, 2.848%, 6/16/14 .........................      United States          5,000,000            4,795,995
(b) Citigroup/Deutsche Bank Commercial Mortgage Trust,
          2005-CD1, A4, FRN, 5.225%, 7/15/44  .......................      United States          1,600,000            1,600,096
          2006-CD3, A5, FRN, 5.617%, 10/15/48........................      United States          9,800,000            9,763,325
    Countrywide Asset-Backed Certificates,
          2004-7, AF4, 4.774%, 8/25/32  .............................      United States            136,719              135,515
          2005-11, AF4, 5.21%, 3/25/34  .............................      United States          1,275,000            1,117,360
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
        1/10/38 .....................................................      United States            934,225              916,975
    Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36 .............................      United States          1,605,000            1,603,110
          2005-GG5, A5, 5.224%, 4/10/37 .............................      United States          1,395,000            1,389,288
        (b) 2006-GG7, A4, FRN, 5.913%, 7/10/38 ......................      United States          4,000,000            4,091,146
    GS Mortgage Securities Corp. II,
          2003-C1, A3, 4.608%, 1/10/40 ..............................      United States          1,100,000            1,049,042
        (b) 2006-GG6, A4, FRN, 5.553%, 4/10/38 ......................      United States          4,000,000            3,996,322

                    62 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

            FRANKLIN STRATEGIC INCOME SECURITIES FUND               COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT (a)       VALUE
-----------------------------------------------------------------   --------------------   --------------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
    JPMorgan Chase Commercial Mortgage Securities Corp.,
    (b) 2004-CB9, A4, FRN, 5.377%, 6/12/41 ......................       United States             5,096,445       $    5,220,685
        2004-LN2, A2, 5.115%, 7/15/41 ...........................       United States               412,616              412,240
(b) JPMorgan Chase Commercial Mortgage Securities, 2005-LDP5,
        A4, FRN, 5.179%, 12/15/44 ...............................       United States             3,400,000            3,395,938
(d) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ....       United States                 6,740                6,690
(b) LB-UBS Commercial Mortgage Trust, 2002-C2, A4, FRN,
        5.594%, 6/15/31 .........................................       United States             1,000,000            1,017,555
(b) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN,
        2.858%, 11/15/12 ........................................       United States             1,000,000              980,656
(b) MBNA Master Credit Card Trust, 1997-B, A, FRN, 2.978%,
        8/15/14 .................................................       United States            10,000,000            9,662,979
(b) Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%,
        6/15/38 .................................................       United States             4,000,000            4,050,488
    Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
        4/25/32 .................................................       United States               233,941              232,017
                                                                                                                  --------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
        MORTGAGE-BACKED SECURITIES (COST $63,556,639) ...........                                                     62,484,621
                                                                                                                  --------------
        MORTGAGE-BACKED SECURITIES 10.6%
(b) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE
        RATE 0.0% (h)
    FHLMC,6.058%,1/01/33 ........................................       United States               176,423              178,487
                                                                                                                  --------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.6%
    FHLMC Gold 15 Year, 4.50%, 10/01/18-9/01/19 .................       United States             3,746,137            3,739,176
    FHLMC Gold 15 Year, 5.00%, 12/01/17-9/01/19 .................       United States             4,141,572            4,198,487
    FHLMC Gold 15 Year, 5.50%, 7/01/17-7/01/19 ..................       United States             1,033,861            1,059,300
    FHLMC Gold 15 Year, 6.00%, 5/01/17 ..........................       United States                36,813               37,973
    FHLMC Gold 15 Year, 6.50%, 5/01/16 ..........................       United States                15,611               16,377
    FHLMC Gold 30 Year, 5.00%, 4/01/34-6/01/37 ..................       United States             8,219,874            8,151,278
    FHLMC Gold 30 Year, 5.50%, 3/01/33-3/01/38 ..................       United States            16,715,211           16,902,901
    FHLMC Gold 30 Year, 6.00%, 4/01/33-12/01/37 .................       United States            13,299,966           13,667,506
    FHLMC Gold 30 Year, 6.50%, 12/01/23-11/01/37 ................       United States             4,557,676            4,736,060
    FHLMC Gold 30 Year, 7.00%, 9/01/21-1/01/32 ..................       United States               145,456              154,323
    FHLMC Gold 30 Year, 7.50%, 3/01/30-7/01/31 ..................       United States                 3,100                3,355
                                                                                                                  --------------
                                                                                                                      52,666,736
                                                                                                                  --------------
(b) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
        RATE 0.1%
    FNMA, 4.509%, 4/01/20 .......................................       United States               180,230              184,044
    FNMA, 4.602%, 12/01/34 ......................................       United States             1,011,418            1,045,193
                                                                                                                  --------------
                                                                                                                       1,229,237
                                                                                                                  --------------

                    Quarterly Statements of Investments | 63

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

            FRANKLIN STRATEGIC INCOME SECURITIES FUND               COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT (a)       VALUE
-----------------------------------------------------------------   --------------------   --------------------   --------------
LONG TERM INVESTMENTS (CONTINUED)
MORTGAGE-BACKED SECURITIES (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 5.3%
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 ..........................       United States               729,646       $      728,299
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 .........................       United States               806,513              818,143
FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21 .........................       United States             2,188,158            2,238,095
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 ..........................       United States                31,018               32,021
FNMA 15 Year, 7.00%, 5/01/12 ....................................       United States                 3,103                3,241
FNMA 30 Year, 5.00%, 4/01/34 - 4/01/37 ..........................       United States            12,419,764           12,307,411
FNMA 30 Year, 5.50%, 8/01/33 - 5/01/36 ..........................       United States            20,380,769           20,620,146
FNMA 30 Year, 6.00%, 6/01/34 - 7/01/37 ..........................       United States            20,454,735           20,989,470
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/36 .........................       United States             3,222,326            3,345,473
FNMA 30 Year, 7.50%, 9/01/31 ....................................       United States                26,997               29,124
                                                                                                                  --------------
                                                                                                                      61,111,423
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE
 0.6%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34 ....................       United States             1,956,268            1,959,818
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36 ....................       United States             2,678,978            2,738,201
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32 ....................       United States                22,173               23,167
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32 ....................       United States               116,670              124,822
GNMA I SF 30 Year, 7.50%, 9/15/30 ...............................       United States                 3,337                3,597
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ...................       United States               531,010              529,909
GNMA II SF 30 Year, 6.00%, 11/20/34 .............................       United States               685,739              709,038
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34 ....................       United States               260,247              271,699
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32 ....................       United States                67,936               72,888
                                                                                                                  --------------
                                                                                                                       6,433,139
                                                                                                                  --------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $119,375,854) ............                                                    121,619,022
                                                                                                                  --------------
U.S. GOVERNMENT AND AGENCY SECURITIES 6.3%
FHLMC,
    4.375%, 7/17/15 .............................................       United States             2,500,000            2,592,105
    4.50%, 1/15/13 ..............................................       United States               580,000              612,595
    4.75%, 1/19/16 ..............................................       United States             2,000,000            2,115,518
    4.875%, 11/15/13 ............................................       United States               150,000              161,000
    5.125%, 10/18/16 ............................................       United States             5,400,000            5,830,132
    5.50%, 9/15/11 ..............................................       United States               300,000              327,092
    6.625%, 9/15/09 .............................................       United States             5,000,000            5,315,915
    7.00%, 3/15/10 ..............................................       United States               300,000              327,172
FNMA,
    4.25%, 5/15/09 ..............................................       United States               260,000              265,841
    4.375%, 10/15/15 ............................................       United States             1,000,000            1,036,348
    5.00%, 4/15/15 ..............................................       United States               250,000              270,053
    5.25%, 1/15/09 ..............................................       United States               250,000              255,784
    5.375%, 11/15/11 ............................................       United States             1,200,000            1,307,101
    5.50%, 3/15/11 ..............................................       United States               150,000              161,686
    6.00%, 5/15/11 ..............................................       United States               500,000              547,619
    6.125%, 3/15/12 .............................................       United States               900,000            1,005,466
    6.625%, 11/15/10 ............................................       United States               350,000              386,596

                    64 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

             FRANKLIN STRATEGIC INCOME SECURITIES FUND                COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT (a)       VALUE
-------------------------------------------------------------------   --------------------   --------------------   --------------
        LONG TERM INVESTMENTS (CONTINUED)
        U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
        U.S. Treasury Bond,
             6.125%, 11/15/27 .....................................       United States             150,000         $      186,317
             6.25%, 8/15/23 .......................................       United States           1,600,000              1,969,126
             6.88%, 8/15/25 .......................................       United States           4,790,000              6,316,439
             7.125%, 2/15/23 ......................................       United States           4,980,000              6,598,500
        U.S. Treasury Note,
             3.50%, 12/15/09 ......................................       United States           2,500,000              2,582,422
             4.00%, 4/15/10 .......................................       United States             350,000                367,035
             4.00%, 11/15/12 ......................................       United States             150,000                161,285
             4.125%, 8/15/10 ......................................       United States           1,300,000              1,376,680
             4.25%, 8/15/14 .......................................       United States           2,000,000              2,186,876
             4.25%, 11/15/14 ......................................       United States             600,000                656,297
             4.50%, 9/30/11 .......................................       United States             500,000                542,540
             4.50%, 3/31/12 .......................................       United States           6,000,000              6,524,532
             4.625%, 11/15/16 .....................................       United States           1,000,000              1,104,219
             4.625%, 2/15/17 ......................................       United States           9,000,000              9,889,461
             4.75%, 5/15/14 .......................................       United States           1,000,000              1,123,438
         (i) Index Linked, 1.625%, 1/15/15 ........................       United States           3,315,816              3,513,730
         (i) Index Linked, 2.00%, 1/15/14 .........................       United States           4,111,866              4,450,454
                                                                                                                    --------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (COST $67,338,452) ....................................                                                     72,067,374
                                                                                                                    --------------
        FOREIGN GOVERNMENT AND AGENCY SECURITIES 23.8%
        European Investment Bank,
             4.50%, 5/15/13 .......................................     Supranational (j)        14,200,000     NOK       2,730,025
         (b) senior note, FRN, 0.75%, 9/21/11 .....................     Supranational (j)       660,000,000     JPY       6,618,229
(b,k)   Government of Argentina, FRN, 3.092%, 8/03/12 .............        Argentina             29,237,000              15,477,373
        Government of Canada, 4.25%, 12/01/08 .....................         Canada               15,900,000     CAD      15,663,165
        Government of Indonesia,
             10.25%, 7/15/27 ......................................        Indonesia         28,000,000,000     IDR       2,611,190
             11.00%, 10/15/14 .....................................        Indonesia          1,800,000,000     IDR         197,272
             12.80%, 6/15/21 ......................................        Indonesia         22,315,000,000     IDR       2,554,161
             13.15%, 1/15/12 ......................................        Indonesia          2,300,000,000     IDR         274,365
             14.25%, 6/15/13 ......................................        Indonesia         35,480,000,000     IDR       4,417,008
             14.275%, 12/15/13 ....................................        Indonesia         23,637,000,000     IDR       2,962,255
    (1) Government of Iraq, Reg S, 5.80%, 1/15/28 .................           Iraq                5,000,000               3,537,500
        Government of Malaysia,
             3.461%, 7/31/13 ......................................         Malaysia              6,400,000     MYR       1,993,732
             3.756%, 4/28/11 ......................................         Malaysia             24,165,000     MYR       7,625,389
             3.814%, 2/15/17 ......................................         Malaysia             11,400,000     MYR       3,565,413
             4.24%, 2/07/18 .......................................         Malaysia             24,500,000     MYR       7,898,483
             4.305%, 2/27/09 ......................................         Malaysia             28,625,000     MYR       9,021,721
             6.45%, 7/01/08 .......................................         Malaysia              7,470,000     MYR       2,352,920
             7.00%, 3/15/09 .......................................         Malaysia              2,620,000     MYR         846,631
         Government of Mexico,
             8.00%, 12/17/15 ......................................          Mexico                 350,000 (m) MXN       3,398,825
             10.00%, 12/05/24 .....................................          Mexico               1,174,000 (m) MXN      13,604,640

                    Quarterly Statements of Investments | 65

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          FRANKLIN STRATEGIC INCOME SECURITIES FUND              COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT (a)        VALUE
-------------------------------------------------------------    --------------------   ----------------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of New Zealand,
           6.00%, 11/15/11 ..................................        New Zealand             1,600,000     NZD   $    1,241,914
           6.50%, 4/15/13 ...................................        New Zealand             2,960,000     NZD        2,336,753
    Government of Norway,
           5.50%, 5/15/09 ...................................          Norway               38,880,000     NOK        7,668,014
           6.00%, 5/16/11 ...................................          Norway               41,850,000     NOK        8,559,367
    Government of Poland,
           5.75%, 9/23/22 ...................................          Poland               20,100,000     PLN        8,847,486
           6.00%, 5/24/09 ...................................          Poland               26,270,000     PLN       11,757,683
    Government of Singapore,
           1.50%, 4/01/08 ...................................        Singapore                 870,000     SGD          632,153
           2.375%, 10/01/09 .................................        Singapore               1,510,000     SGD        1,121,121
           4.375%, 1/15/09 ..................................        Singapore               4,190,000     SGD        3,126,483
           5.625%, 7/01/08 ..................................        Singapore               7,450,000     SGD        5,476,054
    Government of Sweden,
           5.00%, 1/28/09 ...................................          Sweden               93,235,000     SEK       15,789,065
           5.50%, 10/08/12 ..................................          Sweden               13,990,000     SEK        2,515,075
           6.50%, 5/05/08 ...................................          Sweden               93,950,000     SEK       15,835,868
      (n)  Strip, 9/17/08 ...................................          Sweden               12,000,000     SEK        1,980,840
(b) KfW Bankengruppe, FRN, 0.658%, 8/08/11 ..................         Germany            3,485,000,000     JPY       34,953,769
    Korea Treasury Bond,
           5.25%, 9/10/12 ...................................        South Korea         5,900,000,000     KRW        5,989,594
           5.25%, 3/10/27 ...................................        South Korea         5,861,000,000     KRW        5,892,014
           5.50%, 9/10/17 ...................................        South Korea         5,850,000,000     KRW        6,010,151
    Korea Treasury Note, 4.75%, 6/10/09 .....................        South Korea         3,250,000,000     KRW        3,267,949
    New South Wales Treasury Corp., 6.00%, 5/01/12 ..........         Australia              2,950,000     AUD        2,614,106
    Nota Do Tesouro Nacional,
           9.762%, 1/01/14 ..................................           Brazil                   2,700 (o) BRL        1,344,479
           9.762%, 1/01/17 ..................................           Brazil                  23,200 (o) BRL       11,059,316
      (p)  Index Linked, 6.00%, 5/15/15 .....................           Brazil                   2,000 (o) BRL        1,767,853
      (p)  Index Linked, 6.00%, 5/15/45 .....................           Brazil                   1,725 (o) BRL        1,491,001
    Queensland Treasury Corp., 6.00%, 7/14/09 ...............         Australia              5,300,000     AUD        4,794,279
                                                                                                                ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $251,288,316) ...............................                                                       273,422,684
                                                                                                                ---------------
    MUNICIPAL BOND (COST $4,462,319) 0.4%
    MUNICIPAL BOND 0.4%
    California State GO, Various Purpose, Refunding, 5.25%,
           3/01/38 ..........................................      United States             4,500,000                4,527,405
                                                                                                                ---------------
    TOTAL LONG TERM INVESTMENTS
          (COST $1,122,572,505) .............................                                                     1,103,782,203
                                                                                                                ---------------

                    66 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

            FRANKLIN STRATEGIC INCOME SECURITIES FUND               COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT (a)       VALUE
-----------------------------------------------------------------   --------------------  --------------------  ---------------
    SHORT TERM INVESTMENTS
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.3%

(n) Egypt Treasury Bills, 7/01/08 - 1/13/09 .....................          Egypt                64,600,000 EGP  $    11,380,593
    Government of Malaysia, 3.562%, 7/15/08 .....................         Malaysia               2,005,000 MYR          627,120
(n) Government of Sweden, Strip, 6/18/08 ........................          Sweden               12,000,000 SEK        2,001,067
(n) Norway Treasury Bills, 6/18/08 - 9/17/08 ....................          Norway                3,220,000 NOK          619,661
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $14,064,247) ....................................                                                    14,628,441
                                                                                                                ---------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $1,136,636,752) .................................                                                 1,118,410,644
                                                                                                                ---------------

                                                                                                 SHARES
                                                                                          --------------------
    MONEY MARKET FUND (COST $12,268,494) 1.0%
(q) Franklin Institutional Fiduciary Trust Money Market Portfolio,
       2.50% ....................................................      United States                12,268,494       12,268,494
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,148,905,246) 98.5% ...............                                                 1,130,679,138
    UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACT 0.2% ...........                                                     2,045,418
    OTHER ASSETS, LESS LIABILITIES 1.3% .........................                                                    14,958,058
                                                                                                                ---------------
    NET ASSETS 100.0% ...........................................                                               $ 1,147,682,614
                                                                                                                ===============

See Currency and Selected Portfolio Abbreviations on page 121.


(a) The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The coupon rate shown represents the rate at period end.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of these securities were $49,116,065, representing 4.28% of net assets.

(e) Income may be received in additional securities and/or cash.

(f) Perpetual bond with no stated maturity date.

(g) See Note 8 regarding other considerations.

(h) Rounds to less than 0.1% of net assets.

(i) Principal amount of security is adjusted for inflation.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(l) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the value of this security was $3,537,500, representing 0.31% of net assets.

(m) Principal amount is stated in 100 Mexican Peso Units.

(n) The security is traded on a discount basis with no stated coupon rate.

(o) Principal amount is stated in 1,000 Brazilian Real Units.

(p) Redemption price at maturity is adjusted for inflation.

(q) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

        Quarterly Statements of Investments | See Notes to Statements of
                               Investments. | 67

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

      FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND             SHARES          VALUE
-----------------------------------------------------------------      ---------    --------------
INVESTMENTS IN UNDERLYING FUNDS (a)
LONG TERM INVESTMENTS 100.0%
DOMESTIC EQUITY 33.4%
Mutual Shares Securities Fund, Class 1 ..........................      4,159,224    $   77,153,597
                                                                                    --------------
DOMESTIC HYBRID 33.3%
Franklin Income Securities Fund, Class 1 ........................      4,590,750        76,849,158
                                                                                    --------------
FOREIGN EQUITY 33.3%
Templeton Growth Securities Fund, Class 1 .......................      5,549,889        76,976,956
                                                                                    --------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $247,387,643)
      100.0% ....................................................                      230,979,711
OTHER ASSETS, LESS LIABILITIES (0.0)% (b) .......................                          (73,241)
                                                                                    --------------
NET ASSETS 100.0% ...............................................                   $  230,906,470
                                                                                    ==============


(a) See Note 7 regarding investments in Underlying Funds.

(b) Rounds to less than 0.1% of net assets.

     68 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                     FRANKLIN U.S. GOVERNMENT FUND                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------    ----------------   -------------
    LONG TERM INVESTMENTS 93.9%
    MORTGAGE-BACKED SECURITIES 73.0%
(a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
    FHLMC, 6.395%, 6/01/22 ............................................    $        227,049   $     230,839
    FHLMC, 6.679%, 2/01/19 ............................................             163,743         168,158
                                                                                              -------------
                                                                                                    398,997
                                                                                              -------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 8.8%
    FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08 ......................              11,264          11,379
    FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34 ......................           9,381,465       9,315,576
    FHLMC Gold 30 Year, 5.00%, 6/01/37 ................................           6,643,899       6,585,905
    FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35 ......................           4,573,498       4,631,770
    FHLMC Gold 30 Year, 5.50%, 11/01/34 ...............................           9,874,869       9,997,831
    FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35 ......................          10,490,090      10,816,845
    FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35 .....................           4,220,486       4,412,079
    FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32 .....................           1,433,925       1,522,519
    FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24 .....................              77,844          84,426
    FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22 ......................              57,234          61,977
    FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31 ......................           1,984,041       2,200,841
    FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17 ........................              18,688          20,061
    FHLMC PC 30 Year, 8.50%, 9/01/20 ..................................               3,001           3,294
                                                                                              -------------
                                                                                                 49,664,503
                                                                                              -------------
(a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.4%
    FNMA, 6.336%, 2/01/19 .............................................             222,568         226,802
    FNMA, 6.594%, 1/01/18 .............................................           1,507,427       1,528,066
    FNMA, 6.775%, 9/01/18 .............................................             479,330         488,170
    FNMA, 6.778%, 3/01/20 .............................................             201,656         209,195
    FNMA, 7.266%, 7/01/19 .............................................             180,564         183,103
                                                                                              -------------
                                                                                                  2,635,336
                                                                                              -------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 13.2%
    FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17 ...........................           1,782,782       1,830,164
    FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17 ............................           1,810,045       1,868,503
    FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35 ............................           9,573,747       9,494,635
    FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35 ...........................          17,452,733      17,671,282
    FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34 ...........................           3,149,436       3,238,059
    FNMA 30 Year, 6.00%, 2/01/36 ......................................           8,278,948       8,491,843
    FNMA 30 Year, 6.00%, 2/01/36 ......................................           7,898,277       8,101,382
    FNMA 30 Year, 6.00%, 3/01/36 ......................................          13,265,232      13,606,350
    FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ............................           3,349,171       3,504,347
    FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25 ............................             161,548         174,976
    FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25 ............................             333,658         363,042
    FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21 ...........................               6,429           7,031
    FNMA 30 Year, 9.00%, 10/01/26 .....................................             653,519         723,975
    FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20 .........................              73,289          79,850
    FNMA PL 30 Year, 5.50%, 4/01/34 ...................................           5,589,153       5,639,870
                                                                                              -------------
                                                                                                 74,795,309
                                                                                              -------------

                    Quarterly Statements of Investments | 69

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                     FRANKLIN U.S. GOVERNMENT FUND                         PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------    ----------------   -------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 50.5%
    GNMA I SF 30 Year, 5.00%, 6/15/30 - 9/15/36  ......................    $     33,866,482   $  33,933,472
    GNMA I SF 30 Year, 5.50%, 11/15/28 - 6/15/37 ......................          44,948,476      45,941,611
    GNMA I SF 30 Year, 5.50%, 4/15/37 .................................           9,386,924       9,587,627
    GNMA I SF 30 Year, 6.00%, 11/15/23 - 4/15/37 ......................          35,705,381      36,942,194
    GNMA I SF 30 Year, 6.00%, 2/15/37 .................................           7,815,658       8,078,941
    GNMA I SF 30 Year, 6.50%, 5/15/23 - 5/15/37  ......................          11,648,772      12,173,648
    GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32  ......................           3,187,679       3,412,775
    GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32  ......................           1,508,671       1,625,996
    GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24  ......................             877,121         958,980
    GNMA I SF 30 Year, 8.25%, 4/15/25 .................................              21,336          23,483
    GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24  .....................             233,718         258,569
    GNMA I SF 30 Year, 9.00%, 6/15/16 - 7/15/20  ......................             105,650         115,871
    GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21  ......................             298,086         332,136
    GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21  ....................             208,367         250,429
    GNMA II SF 30 Year, 5.00%, 9/20/33 ................................          12,439,129      12,416,190
    GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33 ....................           5,243,375       5,232,012
    GNMA II SF 30 Year, 5.00%, 8/20/35 ................................           8,538,911       8,515,980
    GNMA II SF 30 Year, 5.50%, 5/20/34 - 8/20/37 ......................          29,050,196      29,622,854
    GNMA II SF 30 Year, 5.50%, 12/20/34 ...............................          10,673,852      10,886,993
    GNMA II SF 30 Year, 5.50%, 2/20/35 ................................           6,204,261       6,327,771
    GNMA II SF 30 Year, 5.50%, 2/20/36 ................................          24,411,009      24,887,702
    GNMA II SF 30 Year, 6.00%, 11/20/23 - 5/20/36 .....................           9,831,225      10,166,767
    GNMA II SF 30 Year, 6.00%, 9/20/34 ................................           7,861,766       8,130,593
    GNMA II SF 30 Year, 6.00%, 1/20/36 ................................          11,463,314      11,837,390
    GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34 .....................           3,361,229       3,514,687
    GNMA II SF 30 Year, 7.00%, 5/20/32 ................................              54,798          58,473
    GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33 ......................             624,328         670,579
    GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26 ......................              50,813          55,273
    GNMA II SF 30 Year, 9.50%, 4/20/25 ................................              10,953          12,255
                                                                                              -------------
                                                                                                285,971,251
                                                                                              -------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $ 406,625,692) .............                         413,465,396
                                                                                              -------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 20.9%
    FFCB, 4.45%, 8/27/10 ..............................................          15,000,000      15,725,250
    FHLB,
       4.875%, 5/14/10 ................................................          10,000,000      10,538,410
       5.125%, 8/14/13 ................................................          11,000,000      11,940,258
       5.375%, 8/19/11 ................................................          12,000,000      13,019,544
    FHLMC, 5.125%, 11/17/17 ...........................................          10,000,000      10,754,710
(b) FICO,
       15, Strip, 3/07/16 ....... .....................................          15,000,000      11,174,595
       16, Strip, 10/05/10 ............................................           4,745,000       4,516,206
    HUD, 96-A,
       7.63%, 8/01/14 .................................................           3,540,000       3,579,018
       7.66%, 8/01/15 .................................................           3,610,000       3,649,732


                    70 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                         FRANKLIN U.S. GOVERNMENT FUND                             PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------   ----------------   -------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
(a) SBA, FRN,
       6.85%, 6/25/19 ..........................................................   $        473,189   $     467,717
       7.125%, 3/25/18 .........................................................            773,228         791,243
    SBA, PC,
       1995-20L, 1, 6.45%, 12/01/15 ............................................            910,056         921,068
       1996-20L, 1, 6.70%, 12/01/16 ............................................            953,435         977,271
       1997-20G, 1, 6.85%, 7/01/17 .............................................            981,876       1,011,921
       1998-20I, 1, 6.00%, 9/01/18 .............................................          2,800,328       2,861,935
    TVA,
       5.88%, 4/01/36 ..........................................................         10,000,000      11,390,840
       zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42 .........................          6,000,000       5,460,840
    U.S. Treasury Note,
       3.75%, 5/15/08 ..........................................................          1,000,000       1,003,126
       4.75%, 5/15/14 ..........................................................          8,000,000       8,987,504
                                                                                                      -------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $108,352,817) ............                        118,771,188
                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $514,978,509) ............................                        532,236,584
                                                                                                      -------------
    SHORT TERM INVESTMENT (COST $31,501,275) 5.6%
    REPURCHASE AGREEMENT 5.6%
(c) Joint Repurchase Agreement, 2.022%, 4/01/08 (Maturity Value $ 31,503,045)...         31,501,275      31,501,275
     ABN AMRO Bank NV, New York Branch (Maturity Value $3,424,696)
     Banc of America Securities LLC (Maturity Value $3,424,696)
     Barclays Capital Inc. (Maturity Value $4,461,777)
     BNP Paribas Securities Corp. (Maturity Value $3,424,696)
     Deutsche Bank Securities Inc. (Maturity Value $3,424,696)
     Goldman, Sachs & Co. (Maturity Value $3,424,696)
     Lehman Brothers Inc. (Maturity Value $1,771,101)
     Merrill Lynch Government Securities Inc. (Maturity Value $3,424,696)
     Morgan Stanley & Co. Inc. (Maturity Value $1,297,295)
     UBS Securities LLC (Maturity Value $3,424,696)
      Collateralized by U.S. Government Agency Securities, 2.21% - 6.25%,
       4/11/08 - 10/03/12; (b) U.S. Government Agency Discount Notes, 5/14/08 -
       8/01/12; (b) U.S. Treasury Bill, 7/24/08; and U.S. Treasury Notes,
           3.375% - 4.875%,  8/31/08 - 9/15/09

                                                                                                     -------------
     TOTAL INVESTMENTS (COST $ 546,479,784) 99.5% ..............................                       563,737,859
     OTHER ASSETS, LESS LIABILITIES 0.5% .......................................                         2,682,019
                                                                                                     -------------
     NET ASSETS 100.0% .........................................................                     $ 566,419,878
                                                                                                     =============

See Selected Portfolio Abbreviations on page 121.


(a) The coupon rate shown represents the rate at period end.

(b) The security is traded on a discount basis with no stated coupon rate.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into on that date.

        Quarterly Statements of Investments | See Notes to Statements of
                               Investments. | 71

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                       FRANKLIN ZERO COUPON FUND - 2010                          PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------  ----------------  -------------
U.S. GOVERNMENT AND AGENCY SECURITIES 98.3%
FHLMC, Strip,
   7/15/10  .................................................................... $    11,150,000   $  10,664,774
   1/15/11  ....................................................................      10,629,000      10,012,922
FICO, Strip,
   19, 6/06/10  ................................................................       9,800,000       9,392,418
   A, 8/08/10  .................................................................       7,000,000       6,687,471
FNMA, Strip,
   8/12/09  ....................................................................       1,975,000       1,927,085
   8/01/10  ....................................................................       8,250,000       7,801,225
   8/12/10  ....................................................................       1,230,000       1,174,842
International Bank for Reconstruction & Development (Supranational (a)),
   2, zero cpn., 2/15/11  ......................................................         500,000         466,621
   zero cpn., 2/15/11  .........................................................       1,392,000       1,299,073
   zero cpn., 2/15/12  .........................................................       2,800,000       2,516,108
   zero cpn., 2/15/13  .........................................................       3,287,000       2,834,922
   zero cpn., 8/15/13  .........................................................       4,100,000       3,469,945
Resolution Funding, Strip, 10/15/10  ...........................................      10,000,000       9,583,380
TVA, Strip,
   1/01/10  ....................................................................         412,000         395,223
   4/15/10  ....................................................................      12,000,000      11,517,516
   10/15/10 ....................................................................       1,320,000       1,252,343
   1/15/11  ....................................................................      10,669,000      10,022,917
   10/15/11  ...................................................................       7,295,000       6,674,086
U.S. Treasury, Strip,
   2/15/11  ....................................................................       1,000,000         952,542
   2/15/11  ....................................................................      21,500,000      20,357,598
                                                                                                   -------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $107,727,155) ................                     119,003,011
                                                                                                   -------------

                    72 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                        FRANKLIN ZERO COUPON FUND - 2010                                 PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------   ------------------  ---------------
    SHORT TERM INVESTMENT (COST $2,161,717) 1.8%
    REPURCHASE AGREEMENTS 1.8%
(b) Joint Repurchase Agreement, 2.022%, 4/01/08 (Maturity Value $2,161,839) .........   $        2,161,717  $     2,161,717
     ABN AMRO Bank NV, New York Branch (Maturity Value $235,014)
     Banc of America Securities LLC (Maturity Value $235,014)
     Barclays Capital Inc. (Maturity Value $306,177)
     BNP Paribas Securities Corp. (Maturity Value $235,014)
     Deutsche Bank Securities Inc. (Maturity Value $235,014)
     Goldman, Sachs & Co. (Maturity Value $235,014)
     Lehman Brothers Inc. (Maturity Value $121,539)
     Merrill Lynch Government Securities Inc. (Maturity Value $235,014)
     Morgan Stanley & Co. Inc. (Maturity Value $89,025)
     UBS Securities LLC (Maturity Value $235,014)
      Collateralized by U.S. Government Agency Securities, 2.21%-6.25%,
       4/11/08-10/03/12; (c) U.S. Government Agency Discount Notes, 5/14/08-8/01/12;
           (c) U.S. Treasury Bill, 7/24/08; and U.S. Treasury Notes,
               3.375%-4.875%, 8/31/08-9/15/09                                                               ---------------
    TOTAL INVESTMENTS (COST $109,888,872) 100.1% ....................................                           121,164,728
    OTHER ASSETS, LESS LIABILITIES (0.1)% ...........................................                               (86,284)
                                                                                                            ---------------
NET ASSETS 100.0% ...................................................................                       $   121,078,444
                                                                                                            ---------------

See Selected Portfolio Abbreviations on page 121.

(a) A supranational organization is an entity formed by two or more central governments through international treaties.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into on that date.

(c) The security is traded on a discount basis with no stated coupon rate.

         Quarterly Statements of Investments | See Notes to Statements
                              of Investments. |73

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                                     SHARES/WARRANTS/
                  MUTUAL DISCOVERY SECURITIES FUND                       COUNTRY         CONTRACTS               VALUE
--------------------------------------------------------------------  -------------   ----------------        ------------
        LONG TERM INVESTMENT 81.8%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 78.5%
        AIRLINES 0.2%
    (a) ACE Aviation Holdings Inc., A ..............................    Canada                 106,080        $  2,175,550
  (a,b) ACE Aviation Holdings Inc., A, 144A ........................    Canada                   5,465             112,079
    (a) Northwest Airlines Corp. ...................................  United States            208,534           1,874,721
  (a,c) Northwest Airlines Corp., Contingent Distribution ..........  United States          8,167,000             163,340
                                                                                                              ------------
                                                                                                                 4,325,690
                                                                                                              ------------

        AUTO COMPONENTS 0.1%
(a,c,d) Collins & Aikman Products Co., Contingent Distribution .....  United States            218,976              10,949
    (a) Dana Holding Corp. .........................................  United States             93,555             935,550
  (a,c) Dana Holding Corp., Contingent Distribution ................  United States          2,673,000             213,840
                                                                                                              ------------
                                                                                                                 1,160,339
                                                                                                              ------------
        AUTOMOBILES 0.3%
(a,e,f) International Automotive Components Group Brazil LLC .......    Brazil                 355,744           1,331,201
(a,e,f) International Automotive Components Group Japan LLC ........    Japan                   74,174             630,901
(a,e,f) International Automotive Components Group LLC ..............  Luxembourg             1,512,200           1,616,844
(a,e,f) International Automotive Components Group NA LLC, A ........  United States          1,353,608           1,351,916
                                                                                                              ------------
                                                                                                                 4,930,862
                                                                                                              ------------
        BEVERAGES 4.7%
        Brown-Forman Corp., A ......................................  United States              7,400             512,376
        Carlsberg AS, A ............................................    Denmark                  7,100             903,080
        Carlsberg AS, B ............................................    Denmark                286,147          36,577,981
        Fomento Economico Mexicano SAB de CV, ADR ..................     Mexico                180,900           7,558,002
        Lotte Chilsung Beverage Co. Ltd. ...........................  South Korea                7,047           6,617,570
        Pernod Ricard SA ...........................................     France                307,796          31,654,365
                                                                                                              ------------
                                                                                                                83,823,374
                                                                                                              ------------
        BUILDING PRODUCTS 0.6%
        Armstrong World Industries Inc. ............................  United States             18,862             672,619
  (a,c) Armstrong World Industries Inc., Contingent Distribution ...  United States            218,000               1,090
        KCC Corp. ..................................................   South Korea              18,824           8,705,399
    (a) Owens Corning Inc. .........................................  United States             86,601           1,570,076
                                                                                                              ------------
                                                                                                                10,949,184
                                                                                                              ------------
        CAPITAL MARKETS 1.0%
        Legg Mason Inc. ............................................  United States             97,620           5,464,767
        Marfin Investment Group Holdings SA ........................    Greece               1,689,407          12,372,055
                                                                                                              ------------
                                                                                                                17,836,822
                                                                                                              ------------

        CHEMICALS 2.2%
(a,c,d) Dow Corning Corp., Contingent Distribution .................  United States            300,000                  --
        Linde AG ...................................................    Germany                101,827          14,382,256
        Sika AG ....................................................   Switzerland              12,390          24,321,019
                                                                                                              ------------
                                                                                                                38,703,275
                                                                                                              ------------

                    74 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                     SHARES/WARRANTS/
               MUTUAL DISCOVERY SECURITIES FUND                      COUNTRY            CONTRACTS               VALUE
---------------------------------------------------------------   --------------    ------------------      -------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      COMMERCIAL BANKS 6.7%
  (a) Banco Popolare SpA ......................................       Italy                  1,029,557      $  17,045,724
      BNP Paribas SA ..........................................       France                   215,306         21,710,938
      Danske Bank AS ..........................................      Denmark                   392,608         14,478,565
(a,f) Elephant Capital Holdings Ltd. ..........................       Japan                      1,903            490,635
      First Community Bancorp .................................    United States                58,619          1,573,920
      Hypo Real Estate Holding AG .............................      Germany                   161,219          4,259,526
      Intesa Sanpaolo SpA .....................................       Italy                  1,242,919          8,758,986
      Mitsubishi UFJ Financial Group Inc. .....................       Japan                    616,703          5,317,205
(a,f) NCB Warrant Holdings Ltd., A ............................       Japan                      9,306            216,885
  (a) Societe Generale ........................................       France                    22,961          2,214,949
      Societe Generale, A .....................................       France                   106,850         10,459,137
      Sumitomo Mitsui Financial Group Inc. ....................        Japan                     1,693         11,134,473
      Svenska Handelsbanken AB, A .............................       Sweden                   276,001          8,032,193
      Swedbank AB, A ..........................................       Sweden                   232,801          6,520,433
      U.S. Bancorp ............................................   United States                216,464          7,004,775
                                                                                                            -------------
                                                                                                              119,218,344
                                                                                                            -------------

      COMMERCIAL SERVICES & SUPPLIES 0.0% (g)
  (a) Comdisco Holding Co. Inc. ...............................   United States                     44                430
(a,c) Comdisco Holding Co. Inc., Contingent Distribution ......   United States              2,066,357                 --
                                                                                                            -------------
                                                                                                                      430
                                                                                                            -------------
      COMPUTERS & PERIPHERALS 0.2%
(a,f) DecisionOne Corp. .......................................   United States                 21,716                 --
(a,f) DecisionOne Corp., wts., 6/08/17 ........................   United States                 11,923                 --
  (a) Dell Inc. ...............................................   United States                206,950          4,122,444
                                                                                                            -------------
                                                                                                                4,122,444
                                                                                                            -------------
      CONSTRUCTION MATERIALS 0.4%
      Ciments Francais SA .....................................     France                      22,650          3,769,321
      Hanil Cement Co. Ltd. ...................................   South Korea                   33,178          3,092,169
                                                                                                            -------------
                                                                                                                6,861,490
                                                                                                            -------------
      CONSUMER FINANCE 0.6%
      American Express Co. ....................................   United States                    900             39,348
(a,f) Cerberus CG Investor I LLC  .............................   United States              1,897,400          1,340,795
(a,f) Cerberus CG Investor II LLC  ............................   United States              1,897,400          1,340,795
(a,f) Cerberus CG Investor III LLC  ...........................   United States                948,700            670,397
(a,f) Cerberus FIM Investors Auto Finance LLC  ................   United States                598,507            271,084
(a,f) Cerberus FIM Investors Commercial Finance LLC  ..........   United States                 49,854             22,581
(a,f) Cerberus FIM Investors Commercial Mortgage LLC  .........   United States                 93,443             42,324
(a,f) Cerberus FIM Investors Insurance LLC  ...................   United States                457,037            207,007
(a,f) Cerberus FIM Investors Rescap LLC  ......................   United States                850,909            385,405
  (a) SLM Corp. ...............................................   United States                416,420          6,392,047
                                                                                                            -------------
                                                                                                               10,711,783
                                                                                                            -------------

                    Quarterly Statements of Investments | 75

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                       SHARES/WARRANTS/
                 MUTUAL DISCOVERY SECURITIES FUND                      COUNTRY            CONTRACTS               VALUE
------------------------------------------------------------------  --------------    ------------------      -------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED BANKS 0.4%
(a,f,h) The Bankshares Inc. ......................................  United States                800,000      $   8,000,000
                                                                                                              -------------
        DIVERSIFIED FINANCIAL SERVICES 5.1%
        Deutsche Boerse AG .......................................    Germany                    145,506         23,431,406
        Fortis ...................................................    Belgium                  1,234,155         31,048,998
    (a) Fortis VVPR Strip ........................................    Belgium                    467,662              7,381
        Guinness Peat Group PLC ..................................  United Kingdom             2,285,196          2,948,707
        Jardine Matheson Holdings Ltd. ...........................    Hong Kong                  429,664         13,568,789
        Jardine Strategic Holdings Ltd. ..........................    Hong Kong                1,191,700         20,044,394
  (a,c) Marconi Corp., Contingent Distribution ...................  United Kingdom             1,739,100                 --
                                                                                                              -------------
                                                                                                                 91,049,675
                                                                                                              -------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
(a,e,f) AboveNet Inc. ............................................  United States                 17,729            886,450
(a,e,f) AboveNet Inc., stock grant, grant price $20.95,
          expiration date 9/09/13 ................................  United States                     23                824
(a,e,f) AboveNet Inc., wts., 9/08/08 .............................  United States                    628             24,618
(a,e,f) AboveNet Inc., wts., 9/08/10 .............................  United States                    739             26,604
        Chunghwa Telecom Co. Ltd., ADR ...........................     Taiwan                        249              6,479
(a,c,d) Global Crossing Holdings Ltd., Contingent Distribution ...  United States              2,236,777                 --
        Koninklijke (Royal) KPN NV ...............................  Netherlands                  561,200          9,477,439
                                                                                                              -------------
                                                                                                                 10,422,414
                                                                                                              -------------
        ENERGY EQUIPMENT & SERVICES 4.8%
    (a) Aker Drilling ASA ........................................    Norway                     140,564          1,076,484
        Bourbon SA ...............................................    France                     120,569          7,269,233
    (a) BW Offshore Ltd. .........................................    Norway                   3,825,934         11,419,577
    (a) Compagnie Generale de Geophysique SA .....................    France                      69,088         17,193,678
    (a) Dockwise Ltd. ............................................    Norway                   1,450,420          3,745,316
  (a,f) MPF Corp. Ltd. ...........................................    Norway                   1,460,000          6,020,619
        Petroleum Geo-Services ASA ...............................    Norway                     204,624          5,062,862
        Seadrill Ltd. ............................................    Bermuda                    913,347         24,481,466
    (a) Transocean Inc. ..........................................  United States                 65,223          8,818,150
                                                                                                              -------------
                                                                                                                 85,087,385
                                                                                                              -------------
        FOOD & STAPLES RETAILING 2.5%
        Carrefour SA .............................................     France                    506,111         39,037,112
        CVS Caremark Corp. .......................................  United States                145,008          5,874,274
                                                                                                              -------------
                                                                                                                 44,911,386
                                                                                                              -------------
        FOOD PRODUCTS 6.9%
        Cadbury Schweppes PLC ....................................  United Kingdom               903,313          9,922,177
        Cermaq ASA ...............................................    Norway                     152,602          1,932,809
        CSM NV ...................................................   Netherlands                 441,585         15,075,107
        Farmer Brothers Co. ......................................  United States                 61,700          1,427,738
        Groupe Danone ............................................    France                     319,916         28,598,863

                  76 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                     SHARES/WARRANTS/
                MUTUAL DISCOVERY SECURITIES FUND                     COUNTRY            CONTRACTS               VALUE
----------------------------------------------------------------  --------------    ------------------      -------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        FOOD PRODUCTS (CONTINUED)
    (a) Lighthouse Caledonia ASA ...............................    Norway                     161,457      $     132,843
        Lotte Confectionary Co. Ltd. ...........................   South Korea                   5,166          6,624,749
  (a,i) Marine Harvest .........................................    Norway                  20,055,567         11,736,002
        Nestle SA ..............................................   Switzerland                  66,060         33,000,075
        Nong Shim Co. Ltd. .....................................   South Korea                  24,215          4,413,397
        Premier Foods PLC ......................................  United Kingdom             2,683,654          5,978,110
        Rieber & Son ASA .......................................    Norway                     400,605          3,539,956
                                                                                                            -------------
                                                                                                              122,381,826
                                                                                                            -------------
        HEALTH CARE PROVIDERS & SERVICES 1.4%
(a,e,f) Kindred Healthcare Inc. ................................  United States                 69,402          1,441,931
(a,e,f) Kindred Healthcare Inc., stock grants:
          grant price $18.15, expiration date 7/17/11 ..........  United States                    241                633
          grant price $19.87, expiration date 1/01/12 ..........  United States                     73                 66
          grant price $6.94, expiration date 1/01/13 ...........  United States                     73              1,010
          grant price $19.87, expiration date 1/01/14 ..........  United States                     73                 66
          grant price $21.33, expiration date 1/10/15 ..........  United States                     45                 --
          grant price $22.08, expiration date 1/10/16 ..........  United States                     31                 --
          grant price $19.40, expiration date 1/10/17 ..........  United States                     15                 21
    (a) MDS Inc. ...............................................    Canada                     147,705          2,878,118
    (a) PharMerica Inc. ........................................  United States                 25,402            420,911
        Quest Diagnostics Inc. .................................  United States                154,000          6,971,580
        Rhoen-Klinikum AG ......................................    Germany                    456,430         13,492,782
                                                                                                            -------------
                                                                                                               25,207,118
                                                                                                            -------------
        HOTELS, RESTAURANTS & LEISURE 0.0% (g)
    (a) Trump Entertainment Resorts Inc. .......................  United States                 67,079            241,484
                                                                                                            -------------
        HOUSEHOLD DURABLES 0.1%
        Hunter Douglas NV ......................................   Netherlands                  15,906          1,075,725
                                                                                                            -------------
        INDUSTRIAL CONGLOMERATES 2.9%
        Keppel Corp. Ltd. ......................................    Singapore                1,865,494         13,419,357
    (e) Orkla ASA ..............................................     Norway                  2,009,757         25,454,949
        Siemens AG .............................................    Germany                    114,265         12,478,033
                                                                                                            -------------
                                                                                                               51,352,339
                                                                                                            -------------
        INSURANCE 5.7%
    (a) Alleghany Corp. ........................................  United States                  3,988          1,361,970
        Allianz SE .............................................   Germany                      68,510         13,600,508
        Assicurazioni Generali SpA .............................     Italy                     142,004          6,383,077
    (a) Berkshire Hathaway Inc., A .............................  United States                     45          6,003,000
    (a) Berkshire Hathaway Inc., B .............................  United States                  9,427         42,166,028
    (a) Conseco Inc. ...........................................  United States                306,820          3,129,564
        E-L Financial Corp. Ltd. ...............................    Canada                       8,478          4,406,677
        Hartford Financial Services Group Inc. .................  United States                 40,800          3,091,416

                    Quarterly Statements of Investments | 77

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/WARRANTS/
                      MUTUAL DISCOVERY SECURITIES FUND                            COUNTRY          CONTRACTS             VALUE
----------------------------------------------------------------------------   --------------   ----------------     -------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        INSURANCE (CONTINUED)
  (a,f) Imagine Group Holdings Ltd. ........................................      Bermuda                451,787     $   5,168,443
        Old Republic International Corp. ...................................    United States            133,325         1,721,226
  (a,f) Olympus Re Holdings Ltd. ...........................................    United States              2,140             7,009
        White Mountains Insurance Group Ltd. ...............................    United States              9,496         4,558,080
        Zurich Financial Services AG .......................................     Switzerland              28,287         8,905,536
                                                                                                                     -------------
                                                                                                                       100,502,534
                                                                                                                     -------------

        MACHINERY 1.8%
        Aker Yards ASA .....................................................       Norway                665,370         8,806,272
        Schindler Holding AG ...............................................     Switzerland             308,446        23,062,742
                                                                                                                     -------------
                                                                                                                        31,869,014
                                                                                                                     -------------

        MEDIA 4.9%
  (a,c) Adelphia Recovery Trust ............................................    United States          5,379,562           376,569
  (a,c) Adelphia Recovery Trust Arahova, Contingent Value Vehicle,Contingent
          Distribution .....................................................    United States            386,774           197,255
  (a,c) Century Communications Corp., Contingent Distribution ..............    United States          1,074,000                --
        CJ CGV Co. Ltd. ....................................................     South Korea              92,310         1,426,105
        Daekyo Co. Ltd. ....................................................     South Korea              37,430         2,687,205
    (a) Eutelsat Communications ............................................       France                785,069        21,435,987
        News Corp., A ......................................................    United States            661,780        12,408,375
    (a) Premiere AG ........................................................      Germany                451,931         9,878,965
        Teleperformance ....................................................       France                177,196         6,588,989
    (a) Time Warner Cable Inc., A ..........................................    United States            115,094         2,875,048
        Time Warner Inc. ...................................................    United States            825,810        11,577,856
  (a,d) TVMAX Holdings Inc. ................................................    United States              8,935                --
    (a) Viacom Inc., B .....................................................    United States            200,520         7,944,602
        Virgin Media Inc. ..................................................   United Kingdom            420,638         5,918,377
        WPP Group PLC ......................................................   United Kingdom            385,950         4,603,166
                                                                                                                     -------------
                                                                                                                        87,918,499
                                                                                                                     -------------

        METALS & MINING 0.3%
  (a,f) Esmark Inc. ........................................................    United States            324,727         3,302,474
    (a) Gammon Gold Inc. ...................................................      Canada                 280,732         2,158,004
                                                                                                                     -------------
                                                                                                                         5,460,478
                                                                                                                     -------------

        MULTI-UTILITIES 1.4%
        Energy East Corp. ..................................................    United States            152,680         3,682,642
        NorthWestern Corp. .................................................    United States             18,443           449,456
  (a,c) NorthWestern Corp., Contingent Distribution ........................    United States            552,880            41,255
        RWE AG .............................................................      Germany                138,824        17,142,847
        Suez SA ............................................................       France                 63,867         4,190,310
                                                                                                                     -------------
                                                                                                                        25,506,510
                                                                                                                     -------------

                    78 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                SHARES/WARRANTS/
                    MUTUAL DISCOVERY SECURITIES FUND                              COUNTRY          CONTRACTS             VALUE
---------------------------------------------------------------------------    --------------   ----------------     -------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    MULTILINE RETAIL 0.4%
    Jelmoli Holding AG  ...................................................      Switzerland               2,285     $   6,440,507
                                                                                                                     -------------

    OIL, GAS & CONSUMABLE FUELS 1.8%
    BP PLC ................................................................    United Kingdom            944,580         9,597,537
    BP PLC, ADR ...........................................................    United Kingdom              9,000           545,850
    Eni SpA ...............................................................        Italy                  67,710         2,308,321
    Royal Dutch Shell PLC, A ..............................................    United Kingdom            393,617        13,580,431
    Total SA, B ...........................................................        France                 49,296         3,659,894
    Total SA, B, ADR ......................................................        France                 19,340         1,431,353
                                                                                                                     -------------
                                                                                                                        31,123,386
                                                                                                                     -------------

    PAPER & FOREST PRODUCTS 1.2%
(a) Domtar Corp. ..........................................................     United States            320,506         2,189,056
    Weyerhaeuser Co. ......................................................     United States            295,340        19,208,914
                                                                                                                     -------------
                                                                                                                        21,397,970
                                                                                                                     -------------

    PERSONAL PRODUCTS 0.2%
    Amorepacific Corp. ....................................................      South Korea               6,873         3,712,884
                                                                                                                     -------------

    PHARMACEUTICALS 1.5%
    Novartis AG ...........................................................      Switzerland             249,811        12,799,859
    Pfizer Inc. ...........................................................     United States            466,520         9,764,264
    Sanofi-Aventis ........................................................        France                 57,628         4,322,147
                                                                                                                     -------------
                                                                                                                        26,886,270
                                                                                                                     -------------

    REAL ESTATE 2.5%
(d) Canary Wharf Group PLC ................................................    United Kingdom            185,900         1,532,837
    Great Eagle Holdings Ltd. .............................................       Hong Kong            1,590,342         4,310,811
    Link REIT .............................................................      Hong Kong             9,087,288        20,149,352
    Swire Pacific Ltd., A .................................................      Hong Kong               950,615        10,722,232
    Swire Pacific Ltd., B .................................................      Hong Kong             2,440,700         5,436,877
    Ventas Inc. ...........................................................     United States             33,500         1,504,485
                                                                                                                     -------------
                                                                                                                        43,656,594
                                                                                                                     -------------

    SOFTWARE 0.6%
    Microsoft Corp. .......................................................    United States             400,960        11,379,245
                                                                                                                     -------------

    THRIFTS & MORTGAGE FINANCE 0.1%
    Washington Mutual Inc. ................................................    United States             180,200         1,856,060
                                                                                                                     -------------

    TOBACCO 13.3%
    Altria Group Inc.  ....................................................    United States             122,821         2,726,626
    British American Tobacco PLC ..........................................    United Kingdom          1,610,201        60,425,840
    Imperial Tobacco Group PLC ............................................    United Kingdom            893,757        41,113,454
    ITC Ltd. ..............................................................       India                1,739,520         8,967,024
    Japan Tobacco Inc. ....................................................       Japan                    9,508        47,566,214
    KT&G Corp. ............................................................     South Korea              707,558        55,441,511

                    Quarterly Statements of Investments | 79

FRanklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)


                                                                                                SHARES/WARRANTS/
                      MUTUAL DISCOVERY SECURITIES FUND                             COUNTRY         CONTRACTS            VALUE
-----------------------------------------------------------------------------   --------------  ----------------   ----------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    TOBACCO (CONTINUED)
(a) Philip Morris International Inc. .......................................    United States         122,821      $      6,212,286
    Reynolds American Inc. .................................................    United States         220,400            13,010,212
                                                                                                                   ----------------
                                                                                                                        235,463,167
                                                                                                                   ----------------
    TRADING COMPANIES & DISTRIBUTORS 1.1%
    Kloeckner & Co. AG .....................................................       Germany            365,696            18,989,156
                                                                                                                   ----------------
    TRANSPORTATION INFRASTRUCTURE 0.0% (g)
(a) Groupe Eurotunnel SA, wts., 12/30/11 ...................................        France             11,181                 3,529
                                                                                                                   ----------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
     (COST $1,116,394,894) .................................................                                          1,394,539,192
                                                                                                                   ----------------
    PREFERRED STOCKS 0.1%
    AUTO COMPONENTS 0.1%
(f) Dana Holding Corp., 4.00%, cvt. pfd., B ................................    United States           9,611               875,001
                                                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% (g)
(f) PTV Inc., 10.00%, pfd., A ..............................................    United Kingdom          4,289                   858
                                                                                                                   ----------------
    TOTAL PREFERRED STOCKS (COST $967,104)                                                                                  875,859
                                                                                                                   ----------------

    OPTIONS PURCHASED 1.4%
    PUT OPTIONS 1.4%
(a) Dow Jones EUROSTOXX 50, exercise price $3,300.00, expiration date
     12/19/08, contracts ...................................................    United States          14,396             2,731,083
(a) Dow Jones EUROSTOXX 50, exercise price $3,350.00, expiration date
     2/20/09, contracts ....................................................    United States          10,546             2,416,560
(a) Dow Jones EUROSTOXX 50, exercise price $3,400.00, expiration date
     2/20/09, contracts ....................................................    United States          10,401             2,634,261
(a) Dow Jones EUROSTOXX 50, exercise price $3,300.00, expiration date
     3/20/09, contracts ....................................................    United States          10,710             2,373,395
(a) Index basket consisting of 70% Dow Jones EUROSTOXX 50
     (exercise price $4,083.52), 30% S&P 500 Index (exercise price
       $1,393.76), expiration date 7/18/08, contracts ......................    United States         520,000             5,491,200
(a) Index basket consisting of 70% Dow Jones EUROSTOXX 50
     (exercise price %3,919.03), 30% S&P 500 Index(exercise price
       $1,343.00), expiration date 8/15/08, contracts ......................    United States         505,000             4,245,030
(a) S&P 500 Index, exercise price $1,200.00,expiration date 12/20/08,
     contracts .............................................................    United States             258             1,615,080
(a) S&P 500 Index, exercise price $1,225.00, expiration date 12/20/08,
     contracts .............................................................    United States              73               509,540
(a) S&P 500 Index, exercise price $1,300.00, expiration date 12/20/08,
     contracts .............................................................    United States             242             2,342,560
(a) S&P 500 Index, exercise price $1,200.00, expiration date 3/21/09,
     contracts .............................................................    United States              73               565,750
                                                                                                                   ----------------
    TOTAL OPTIONS PURCHASED (COST $18,206,682) .............................                                             24,924,459
                                                                                                                   ----------------

                    80 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)


                       MUTUAL DISCOVERY SECURITIES FUND                            COUNTRY      PRINCIPAL AMOUNT (J)       VALUE
------------------------------------------------------------------------------  --------------  --------------------   -------------
         LONG TERM INVESTMENTS (CONTINUED)
         CORPORATE BONDS & NOTES 1.2%
     (b) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .............       Canada              234,000 CAD    $     227,867
     (f) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ........................   United States         1,897,400            1,340,795
     (f) Cerberus CG Investor II LLC, 12.00%, 7/31/14 .......................   United States         1,897,400            1,340,795
     (f) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ......................   United States           948,700              670,397
     (f) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ..........   United States         1,794,300              812,699
     (f) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
           11/22/13 .........................................................   United States           149,561               67,741
     (f) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
           11/22/13 .........................................................   United States           280,330              126,971
     (f) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .............   United States         1,371,111              621,022
     (f) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ................   United States         2,552,726            1,156,215
     (f) DecisionOne Corp.,
            12.00%, 4/15/10 .................................................   United States            27,119               27,119
        (k) FRN, 7.912%, 5/12/09 ............................................   United States             5,008                5,008
         Eurotunnel Group UK PLC, cvt., sub. bond, NRS11,
            6.00%, 7/28/10 ..................................................   United Kingdom          476,844 EUR        1,048,541
            6.00%, 7/28/10 ..................................................   United Kingdom          361,730 GBP          993,375
         Groupe Eurotunnel SA, cvt.,
            NRS1, T2, 3.00%, 6/28/09 ........................................       France                  500 EUR            1,475
            NRS1, T2, 3.00%, 6/28/09 ........................................       France                  682 GBP            2,521
            NRS1, T3, 3.00%, 7/28/10 ........................................       France              394,500 EUR        1,121,744
            NRS1, T3, 3.00%, 7/28/10 ........................................       France              267,617 GBP          954,311
            NRS11, 6.00%, 7/28/10 ...........................................       France              444,156 EUR          924,056
            NRS11, 6.00%, 7/28/10 ...........................................       France              327,567 GBP          850,788
            sub. bond, NRS1, T1, 3.00%, 7/28/08 .............................       France                  500 EUR            1,593
            sub. bond, NRS1, T1, 3.00%, 7/28/08 .............................       France                  682 GBP            2,724
   (e,f) International Automotive Components Group NA LLC, 9.00%,
           4/01/17. .........................................................   United States           407,500              407,500
   (f,k) Motor Coach Industries International Inc., FRN, 16.085%,
           12/01/08 .........................................................   United States         2,277,704            2,163,819
 (b,f,k) Pontus I LLC, junior note, 144A, FRN,
            5.349%, 7/24/09. ................................................   United States         1,992,766            1,591,164
            5.575%, 7/24/09 .................................................   United States         1,800,100            1,883,081
            6.901%, 7/24/09 .................................................   United States         1,990,000            1,661,910
 (b,f,k) Pontus II Trust, junior note, 144A, FRN, 6.901%, 6/25/09 ...........   United States           994,900              830,872
         Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ...................   United States         1,460,337              993,029
   (d,l) TVMAX Holdings Inc., PIK,
            11.50%, 5/31/08 .................................................   United States            19,642               13,749
            14.00%, 5/31/08 .................................................   United States            53,645               37,551
                                                                                                                       -------------
         TOTAL CORPORATE BONDS & NOTES (COST $27,200,976) ...................                                             21,880,432
                                                                                                                       -------------
         CORPORATE BONDS & NOTES IN REORGANIZATION (COST $90) 0.0%(g)
   (d,m) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ............   United States             3,000                   15
                                                                                                                       -------------

                    Quarterly Statements of Investments | 81

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                       MUTUAL DISCOVERY SECURITIES FUND                           COUNTRY     PRINCIPAL AMOUNT (J)       VALUE
----------------------------------------------------------------------------  --------------  --------------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $10,000,000) 0.6%
    FHLB, 3.00%, 3/04/09 ...................................................  United States         10,000,000       $   10,013,130
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $ 1,172,769,746) .....................                                          1,452,233,087
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 18.6%
    U.S. GOVERNMENT AND AGENCY SECURITIES 18.3%
(n) FHLB,
      4/01/08 ..............................................................  United States        134,500,000          134,494,396
      4/10/08 - 3/04/09 ....................................................  United States        172,000,000          170,701,029
(n) U.S.Treasury Bills,
      4/24/08 ..............................................................  United States          5,000,000            4,996,270
      5/01/08 ..............................................................  United States         14,500,000           14,490,010
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $324,035,337) ..................................................                                            324,681,705
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND
      MONEY MARKET FUND (COST $ 1,496,805,083) .............................                                          1,776,914,792
                                                                                                                     --------------
    REPURCHASE AGREEMENT (COST $ 4,400,000) 0.2%

(0) Merrill Lynch & Co. Inc., 1.25%, 4/02/07
      (Maturity Value $ 4,400,153) .........................................  United States          4,400,000            4,400,000
       Collateralized by ( k )U.S. Government Agency Notes, FRN,
        3.99% - 5.44%, 5/24/22 - 7/11/22
                                                                                                                     --------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    MONEY MARKET FUND (COST $ 1,063,086) 0.1%
(p) Bank of New York Institutional Cash Reserve Fund, 2.92% ................  United States          1,063,086            1,063,086
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $ 329,498,423) ......................                                            330,144,791
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $ 1,502,268,169) 100.4% ........................                                          1,782,377,878
    NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (1.8)% ...............                                            (31,217,863)
    OTHER ASSETS, LESS LIABILITIES 1.4% ....................................                                             24,357,109
                                                                                                                     --------------
    NET ASSETS 100.0% ......................................................                                         $1,775,517,124
                                                                                                                     --------------

                    82 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

MUTUAL DISCOVERY SECURITIES FUND

See Currency and Selected Portfolio Abbreviations on page 121.

(a) Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of these securities were $6,306,973, representing 0.36% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of these securities were $1,595,101, representing 0.09% of net assets.

(e) See Note 8 regarding other considerations.

(f) See Note 5 regarding restricted securities.

(g) Rounds to less than 0.1% of net assets.

(h) See Note 6 regarding holdings of 5% voting securities.

(I) A portion or all of the security is on loan as of March 31, 2008.

(j) The principal amount is stated in U.S. dollars unless otherwise indicated.

(k) The coupon rate shown represents the rate at period end.

(l) Income may be received in additional securities and/or cash.

(m) Defaulted security.

(n) The security is traded on a discount basis with no stated coupon rate.

(o) At March 31, 2008, all repurchase agreements had been entered into on that date.

(p) The rate shown is the annualized seven-day yield at period end.

         Quarterly Statements of Investments | See Notes to Statements
                              of Investments.| 83

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                             SHARES/WARRANTS/
             MUTUAL SHARES SECURITIES FUND                     COUNTRY           CONTRACTS          VALUE
-------------------------------------------------------    -------------    ----------------    ------------
        LONG TERM INVESTMENTS 94.1%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 91.0%
        AEROSPACE & DEFENSE 0.1%
    (a) GenCorp Inc. .................................     United States           494,180      $  5,085,112
                                                                                                ------------
        AIR FREIGHT & LOGISTICS 1.6%
        Deutsche Post AG .............................        Germany            1,781,688        54,497,300
        TNT NV .......................................      Netherlands            847,498        31,473,872
                                                                                                ------------
                                                                                                  85,971,172
                                                                                                ------------
        AIRLINES 0.4%
    (a) ACE Aviation Holdings Inc., A ................         Canada              565,107        11,589,539
  (a,b) ACE Aviation Holdings Inc., A, 144A ..........         Canada               28,980           594,338
    (a) Northwest Airlines Corp. .....................     United States           706,513         6,351,552
  (a,c) Northwest Airlines Corp., Contingent
        Distribution .................................     United States        27,670,000           553,400
                                                                                                ------------
                                                                                                  19,088,829
                                                                                                ------------
        AUTO COMPONENTS 0.9%
(a,c,d) Collins & Aikman Products Co., Contingent
        Distribution .................................     United States           930,644            46,532
    (a) Dana Holding Corp. ...........................     United States           361,660         3,616,600
  (a,c) Dana Holding Corp., Contingent Distribution        United States        10,339,000           827,120
    (a) Goodyear Tire & Rubber Co. ...................     United States         1,068,854        27,576,433
    (a) Lear Corp. ...................................     United States           633,092        16,403,414
                                                                                                ------------
                                                                                                  48,470,099
                                                                                                ------------
        AUTOMOBILES 2.1%
        Daimler AG ...................................        Germany              350,712        30,017,864
        General Motors Corp. .........................     United States         2,255,320        42,963,846
        Harley-Davidson Inc. .........................     United States           541,870        20,320,125
(a,e,f) International Automotive Components Group
        Brazil LLC ...................................         Brazil            1,451,684         5,432,229
(a,e,f) International Automotive Components Group
        Japan LLC ....................................         Japan               269,643         2,293,500
(a,e,f) International Automotive Components Group
        LLC ..........................................       Luxembourg          6,170,474         6,597,471
(a,e,f) International Automotive Components Group
        NA LLC, A ....................................     United States         4,838,053         4,832,005
                                                                                                ------------
                                                                                                 112,457,040
                                                                                                ------------
        BEVERAGES 2.3%
        Brown-Forman Corp., A ........................     United States             7,455           516,184
        Brown-Forman Corp., B ........................     United States            84,285         5,581,353
        Carlsberg AS, B ..............................        Denmark              118,283        15,120,037
        Coca-Cola Enterprises Inc. ...................     United States         1,908,903        46,195,453
        Pernod Ricard SA .............................         France              581,644        59,817,449
                                                                                                ------------
                                                                                                 127,230,476
                                                                                                ------------
        BUILDING PRODUCTS 0.7%
        Armstrong World Industries Inc. ..............     United States            87,790         3,130,591
  (a,c) Armstrong World Industries Inc., Contingent
        Distribution .................................     United States         1,165,000             5,825
    (a) Owens Corning Inc. ...........................     United States           820,981        14,884,386
        Trane Inc. ...................................     United States           400,700        18,392,130
                                                                                                ------------
                                                                                                  36,412,932
                                                                                                ------------

                    84 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)(CONTINUED)

                                                                            SHARES/WARRANTS/
             MUTUAL SHARES SECURITIES FUND                   COUNTRY           CONTRACTS           VALUE
------------------------------------------------------    -------------    ----------------    ------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS
        (CONTINUED)
        CAPITAL MARKETS 0.2%
        Legg Mason Inc. ..............................    United States           183,840      $ 10,291,363
                                                                                               ------------
        CHEMICALS 1.6%
(a,c,d) Dow Corning Corp., Contingent
        Distribution .................................    United States           650,000            25,000
        Huntsman Corp. ...............................    United States         1,085,610        25,566,116
        Koninklijke DSM NV ...........................     Netherlands            565,862        27,284,205
        Linde AG .....................................       Germany              247,209        34,916,310
                                                                                               ------------
                                                                                                 87,791,631
                                                                                               ------------
        COMMERCIAL BANKS 4.7%
    (a) Banco Popolare SpA ...........................        Italy             1,077,265        17,835,595
    (a) Centennial Bank Holdings Inc. ................    United States         1,288,316         8,090,625
        Danske Bank AS ...............................       Denmark            1,257,361        46,368,854
  (a,f) Elephant Capital Holdings Ltd. ...............        Japan                11,728         3,024,038
        Intesa Sanpaolo SpA ..........................        Italy             4,568,690        32,196,059
        Mitsubishi UFJ Financial Group Inc. ..........        Japan             1,575,707        13,585,724
  (a,f) NCB Warrant Holdings Ltd., A .................        Japan                57,295         1,335,352
    (a) Societe Generale  ............................       France                48,290         4,658,329
        Societe Generale, A ..........................       France               190,202        18,618,145
        Sumitomo Mitsui Financial Group Inc. .........        Japan                 1,086         7,142,373
        Swedbank AB, A  ..............................       Sweden               962,179        26,949,299
        U.S. Bancorp  ................................    United States         2,346,203        75,923,129
                                                                                               ------------
                                                                                                255,727,522
                                                                                               ------------
        COMMERCIAL SERVICES & SUPPLIES 0.0%(g)
    (a) Comdisco Holding Co. Inc. ....................    United States               177             1,731
  (a,c) Comdisco Holding Co. Inc., Contingent
        Distribution .................................    United States         8,175,255                --
                                                                                               ------------
                                                                                                      1,731
                                                                                               ------------
        COMMUNICATIONS EQUIPMENT 1.1%
        Motorola Inc. ................................    United States         4,756,113        44,231,851
        Telefonaktiebolaget LM Ericsson, B ...........       Sweden             8,802,545        17,265,699
        Telefonaktiebolaget LM Ericsson, B, ADR ......       Sweden                40,000           786,000
                                                                                               ------------
                                                                                                 62,283,550
                                                                                               ------------
        COMPUTERS & PERIPHERALS 1.8%
  (a,f) DecisionOne Corp. ............................    United States           108,227                --
  (a,f) DecisionOne Corp., wts., 6/08/17 .............    United States            59,425                --
    (a) Dell Inc. ....................................    United States         2,780,516        55,387,879
        Diebold Inc. .................................    United States           485,260        18,221,513
    (a) Lexmark International Inc., A ................    United States           708,034        21,750,804
                                                                                               ------------
                                                                                                 95,360,196
                                                                                               ------------
        CONSUMER FINANCE 1.0%
        American Express Co. .........................    United States            29,000         1,267,880
  (a,f) Cerberus CG Investor I LLC ...................    United States         7,173,000         5,068,790

                    Quarterly Statements of Investments | 85

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)(CONTINUED)

                                                                            SHARES/WARRANTS/
             MUTUAL SHARES SECURITIES FUND                   COUNTRY           CONTRACTS          VALUE
------------------------------------------------------    --------------   ----------------    -----------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS
        (CONTINUED)
        CONSUMER FINANCE
        (CONTINUED)
  (a,f) Cerberus CG Investor II LLC ..................    United States         7,173,000      $  5,068,790
  (a,f) Cerberus CG Investor III LLC .................    United States         3,586,500         2,534,395
  (a,f) Cerberus FIM Investors Auto Finance LLC ......    United States         2,306,869         1,044,859
  (a,f) Cerberus FIM Investors Commercial Finance LLC     United States           192,155            87,033
  (a,f) Cerberus FIM Investors Commercial
        Mortgage LLC .................................    United States           360,165           163,131
  (a,f) Cerberus FIM Investors Insurance LLC .........    United States         1,761,591           797,884
  (a,f) Cerberus FIM Investors Rescap LLC ............    United States         3,279,720         1,485,495
    (a) SLM Corp. ....................................    United States         2,387,117        36,642,246
                                                                                               ------------
                                                                                                 54,160,503
                                                                                               ------------
        CONTAINERS & PACKAGING 0.2%
        Temple-Inland Inc. ...........................    United States           901,989        11,473,300
                                                                                               ------------
        DIVERSIFIED CONSUMER SERVICES 0.4%
        H&R Block Inc. ...............................    United States         1,051,092        21,820,670
                                                                                               ------------
        DIVERSIFIED FINANCIAL SERVICES 1.7%
        Fortis .......................................       Belgium            3,046,005        76,631,705
    (a) Fortis VVPR Strip ............................       Belgium            1,218,402            19,230
(a,f,h) GLCP Harrah's Investment LP ..................    United States         5,565,600         5,565,600
  (a,c) Marconi Corp., Contingent Distribution .......    United Kingdom        9,945,700                --
        Nymex Holdings Inc. ..........................    United States           121,300        10,993,419
                                                                                               ------------
                                                                                                 93,209,954
                                                                                               ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
(a,e,f) AboveNet Inc. ................................    United States            59,723         2,986,150
(a,e,f) AboveNet Inc., stock grant, grant price
        $20.95, expiration date 9/09/13 ..............    United States                78             2,796
(a,e,f) AboveNet Inc., wts., 9/08/08 .................    United States             2,546            99,803
(a,e,f) AboveNet Inc., wts., 9/08/10 .................    United States             2,995           107,820
        Embarq Corp. .................................    United States           354,583        14,218,778
(a,c,d) Global Crossing Holdings Ltd., Contingent
        Distribution  ................................    United States         9,005,048                --
        Koninklijke (Royal) KPN NV ...................     Netherlands          1,467,394        24,781,072
        Telefonica SA ................................         Spain            1,182,590        33,969,969
        Verizon Communications Inc.  .................    United States         1,271,173        46,334,256
                                                                                               ------------
                                                                                                122,500,644
                                                                                               ------------
        ELECTRIC UTILITIES 1.3%
        E.ON AG ......................................       Germany              186,703        34,830,390
        Exelon Corp. .................................    United States           316,647        25,733,902
        Iberdrola SA, Br. ............................        Spain               740,969        11,484,209
                                                                                               ------------
                                                                                                 72,048,501
                                                                                               ------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
        Tyco Electronics Ltd. .......................     United States         1,246,682        42,786,126
                                                                                               ------------

                    86 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)(CONTINUED)

                                                                           SHARES/WARRANTS/
             MUTUAL SHARES SECURITIES FUND                   COUNTRY           CONTRACTS           VALUE
------------------------------------------------------    -------------    ----------------    ------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS
        (CONTINUED)
        ENERGY EQUIPMENT & SERVICES 1.2%
        Seadrill Ltd. ...............................        Bermuda            1,417,088      $ 37,983,802
    (a) Transocean Inc. .............................     United States           201,330        27,219,816
                                                                                               ------------
                                                                                                 65,203,618
                                                                                               ------------
        FOOD & STAPLES RETAILING 4.6%
        Carrefour SA ................................         France              689,846        53,208,872
        CVS Caremark Corp. ..........................     United States         1,907,488        77,272,339
        Kroger Co. ..................................     United States         1,942,117        49,329,772
        Wal-Mart Stores Inc. ........................     United States         1,350,782        71,159,195
                                                                                               ------------
                                                                                                250,970,178
                                                                                               ------------
        FOOD PRODUCTS 4.2%
        Cadbury Schweppes PLC ......................      United Kingdom        5,444,234        59,800,592
        General Mills Inc. .........................      United States           344,319        20,617,822
        Groupe Danone ..............................          France              303,941        27,170,779
        Kraft Foods Inc., A ........................      United States         1,573,564        48,796,220
        Nestle SA ..................................       Switzerland            138,993        69,433,537
                                                                                               ------------
                                                                                                225,818,950
                                                                                               ------------
        HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
        Covidien Ltd. ...............................      United States         1,032,122        45,671,399
        Hill-Rom Holdings Inc. .....................      United States           342,585        16,375,563
                                                                                               ------------
                                                                                                 62,046,962
                                                                                               ------------
        HEALTH CARE PROVIDERS & SERVICES 2.2%
    (a) Community Health Systems Inc. ..............      United States         1,204,704        40,441,913
(a,e,f) Kindred Healthcare Inc. ....................      United States           166,003         3,448,961
(a,e,f) Kindred Healthcare Inc., stock grants:
            grant price $18.15, expiration
            date 7/17/11 ...........................      United States               578             1,518
            grant price $19.87, expiration
            date 1/01/12 ...........................      United States               172               156
            grant price $6.94, expiration
            date 1/01/13 ...........................      United States               171             2,366
            grant price $19.87, expiration
            date 1/01/14 ...........................      United States               170               154
            grant price $21.33, expiration
            date 1/10/15 ...........................      United States               108                --
            grant price $22.08, expiration
            date 1/10/16 ...........................      United States                73                --
            grant price $19.40, expiration
            date 1/10/17 ...........................      United States                36                50
    (a) MDS Inc. ...................................         Canada               563,920        10,988,309
    (a) PharMerica Inc. ............................      United States            60,761         1,006,810
        Quest Diagnostics Inc. .....................      United States           638,453        28,902,767
    (a) Tenet Healthcare Corp. .....................      United States         6,379,987        36,110,727
                                                                                               ------------
                                                                                                120,903,731
                                                                                               ------------
        HOTELS, RESTAURANTS & LEISURE 0.3%
    (a) Penn National Gaming Inc. ..................      United States           109,760         4,799,805
    (a) Trump Entertainment Resorts Inc. ...........      United States           370,093         1,332,335
        Wyndham Worldwide Corp. ....................      United States           432,314         8,940,253
                                                                                                ------------
                                                                                                  15,072,393
                                                                                                ------------

                    Quarterly Statements of Investments | 87

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)(CONTINUED)

                                                                            SHARES/WARRANTS/
                   MUTUAL SHARES SECURITIES FUND              COUNTRY           CONTRACTS          VALUE
-------- ----------------------------------------------    -------------    ----------------    ------------
      LONG TERM INVESTMENTS (CONTINUED)

      COMMON STOCKS AND OTHER EQUITY INTERESTS
      (CONTINUED)
      HOUSEHOLD DURABLES 0.1%
  (i) Beazer Homes USA Inc. ........................       United States           527,656      $  4,986,349
                                                                                                ------------
      INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS 1.1%
      Constellation Energy Group ...................       United States           677,116        59,769,029
                                                                                                ------------
      INDUSTRIAL CONGLOMERATES 4.6%
      Keppel Corp. Ltd. ............................         Singapore           3,905,323        28,092,787
      Koninklijke Philips Electronics NV ...........        Netherlands          1,315,064        50,290,953
  (e) Orkla ASA ....................................           Norway            5,362,549        67,920,355
      Siemens AG ...................................          Germany              590,321        64,464,575
      Tyco International Ltd. ......................       United States           937,099        41,279,211
                                                                                                ------------
                                                                                                 252,047,881
                                                                                                ------------
      INSURANCE 7.4%
  (a) Alleghany Corp. ..............................       United States            23,352         7,974,667
      Allianz SE ...................................          Germany              157,848        31,335,760
      American International Group Inc. ............       United States           635,838        27,499,994
  (a) Berkshire Hathaway Inc., A ...................       United States               149        19,876,600
  (a) Berkshire Hathaway Inc., B ...................       United States            25,840       115,579,736
  (a) Conseco Inc. .................................       United States         1,091,457        11,132,861
      Hartford Financial Services Group Inc. .......       United States           302,199        22,897,618
      Old Republic International Corp. .............       United States         2,329,142        30,069,223
(a,f) Olympus Re Holdings Ltd. .....................       United States            16,280            53,320
      Prudential Financial Inc. ....................       United States           294,775        23,066,144
      The Travelers Cos. Inc. ......................       United States           320,496        15,335,734
      White Mountains Insurance Group Ltd. .........       United States           126,185        60,568,800
      Zurich Financial Services AG .................        Switzerland            118,066        37,170,467
                                                                                                ------------
                                                                                                 402,560,924
                                                                                                ------------
      INTERNET SOFTWARE & SERVICES 0.3%
  (a) Yahoo! Inc. ..................................       United States           563,340        16,297,426
                                                                                                ------------
      IT SERVICES 0.5%
  (a) Alliance Data Systems Corp. ..................       United States           517,856        24,603,339
                                                                                                ------------
      LEISURE EQUIPMENT & PRODUCTS 1.1%
      Eastman Kodak Co. ............................       United States           253,400         4,477,578
      Mattel Inc. ..................................       United States         2,774,950        55,221,505
                                                                                                ------------
                                                                                                  59,699,083
                                                                                                ------------
      MACHINERY 0.3%
      AB SKF, B  ...................................          Sweden               108,961         2,190,365
      Federal Signal Corp.  ........................       United States           930,921        12,995,657
(a,f) Motor Coach Industries International Inc.,
      wts., 5/27/09 ................................       United States                 2                --
                                                                                                ------------
                                                                                                  15,186,022
                                                                                                ------------

                    88 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)(CONTINUED)

                                                                         SHARES/WARRANTS/
            MUTUAL SHARES SECURITIES FUND                  COUNTRY           CONTRACTS           VALUE
----------------------------------------------------    -------------    ----------------    ------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS
      (CONTINUED)
      MARINE 0.9%
      A.P. Moller - Maersk AS ......................       Denmark                4,478      $ 49,944,572
                                                                                             ------------
      MEDIA 8.1%
  (a) Adelphia Recovery Trust ......................    United States        29,283,354         2,049,835
(a,c) Adelphia Recovery Trust Arahova, Contingent
      Value Vehicle, Contingent Distribution .......    United States         1,955,453           997,281
  (a) Cablevision Systems Corp., A .................    United States           628,581        13,470,491
(a,c) Century Communications Corp., Contingent
      Distribution .................................    United States         5,487,000                --
      Clear Channel Communications Inc. ............    United States           871,680        25,470,490
  (a) Comcast Corp., A .............................    United States         4,825,187        91,533,797
  (a) Liberty Media Corp-Entertainment, Series A ...    United States         1,285,396        29,101,365
  (a) Liberty Media Holding Corp.-Capital, A .......    United States           307,049         4,832,951
      News Corp., A ................................    United States         5,575,922       104,548,537
  (a) Time Warner Cable Inc., A ....................    United States           612,198        15,292,706
      Time Warner Inc. .............................    United States         3,765,929        52,798,325
(a,d) TVMAX Holdings Inc. ..........................    United States            35,609                --
  (a) Viacom Inc., B ...............................    United States         1,131,397        44,825,949
      Virgin Media Inc. ............................    United Kingdom        2,334,742        32,849,820
      WPP Group PLC ................................    United Kingdom        1,740,452        20,758,100
                                                                                             ------------
                                                                                              438,529,647
                                                                                             ------------
      METALS & MINING 1.6%
      Alcoa Inc. ...................................    United States           868,694        31,325,106
      Anglo American PLC ...........................    United Kingdom          282,194        16,957,222
      ArcelorMittal ................................     Netherlands            283,640        23,225,069
(a,f) Esmark Inc. ..................................    United States         1,783,526        18,138,459
                                                                                             ------------
                                                                                               89,645,856
                                                                                             ------------
      MULTI-UTILITIES 1.4%
      Energy East Corp. ............................    United States           934,788        22,547,086
      NorthWestern Corp. ...........................    United States           110,164         2,684,697
(a,c) NorthWestern Corp., Contingent Distribution...    United States         3,365,650           251,133
      RWE AG .......................................       Germany              357,511        44,147,672
      Suez SA ......................................       France               113,335         7,435,902
                                                                                             ------------
                                                                                               77,066,490
                                                                                             ------------
      OIL, GAS & CONSUMABLE FUELS 2.1%
      BP PLC .......................................    United Kingdom        2,800,254        28,452,371
      BP PLC, ADR ..................................    United Kingdom            5,003           303,432
      Royal Dutch Shell PLC, A .....................    United Kingdom        1,799,086        62,071,415
      Total SA, B ..................................        France              301,983        22,420,194
                                                                                             ------------
                                                                                              113,247,412
                                                                                             ------------
      PAPER & FOREST PRODUCTS 4.0%
  (a) Domtar Corp. .................................    United States         3,649,675        24,927,280
      International Paper Co. ......................    United States         2,427,000        66,014,400

                    Quarterly Statements of Investments | 89

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                    SHARES/WARRANTS/
                MUTUAL SHARES SECURITIES FUND                         COUNTRY           CONTRACTS         VALUE
-------------------------------------------------------------   ------------------  ----------------  ------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    PAPER & FOREST PRODUCTS (CONTINUED
    MeadWestvaco Corp. .....................................       United States         1,553,006     $42,272,823
    Mondi Ltd. .............................................      United Kingdom            55,042         465,324
    Weyerhaeuser Co. .......................................       United States         1,265,274      82,293,421
                                                                                                      ------------
                                                                                                       215,973,248
                                                                                                      ------------
    PHARMACEUTICALS 2.8%
    Bristol-Myers Squibb Co. ...............................       United States           943,859      20,104,197
    Novartis AG ............................................        Switzerland            605,496      31,024,508
    Pfizer Inc. ............................................       United States         2,784,652      58,282,766
    Sanofi-Aventis .........................................          France               301,499      22,612,671
(a) Valeant Pharmaceuticals International ..................       United States           766,061       9,828,563
    Watson Pharmaceuticals Inc. ............................       United States           269,300       7,895,876
                                                                                                      ------------
                                                                                                       149,748,581
                                                                                                      ------------
    REAL ESTATE 0.7%
(a) Alexander's Inc. .......................................       United States             7,651       2,712,280
(d) Canary Wharf Group PLC .................................      United Kingdom         1,535,898      12,664,232
    Link REIT ..............................................         Hong Kong           6,427,688      14,252,190
(i) The St. Joe Co. ........................................       United States           164,036       7,042,065
    Ventas Inc. ............................................       United States            57,870       2,598,942
                                                                                                      ------------
                                                                                                        39,269,709
                                                                                                      ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
    Forestar Real Estate Group .............................       United States           268,863       6,697,377
                                                                                                      ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
(a) LSI Corp. ..............................................       United States         6,515,393      32,251,195
    Maxim Integrated Products Inc. .........................       United States         1,151,200      23,472,968
                                                                                                      ------------
                                                                                                        55,724,163
                                                                                                      ------------
    SOFTWARE 2.3%
(a) BEA Systems Inc. .......................................       United States         1,988,420      38,078,243
    Microsoft Corp. ........................................       United States         2,665,626      75,650,466
(a) NAVTEQ Corp. ...........................................       United States           202,680      13,782,240
                                                                                                      ------------
                                                                                                       127,510,949
                                                                                                      ------------
    SPECIALTY RETAIL 1.1%
    The Home Depot Inc. ....................................       United States         2,086,093      58,348,021
                                                                                                      ------------
    THRIFTS & MORTGAGE FINANCE 0.5%
    Guaranty Financial Group Inc. ..........................       United States           281,163       2,985,951
    Hudson City Bancorp Inc. ...............................       United States            37,897         670,019
    Sovereign Bancorp Inc. .................................       United States           540,267       5,035,289
    Washington Mutual Inc. .................................       United States         1,734,700      17,867,410
                                                                                                      ------------
                                                                                                        26,558,669
                                                                                                      ------------

                    90 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                    SHARES/WARRANTS/
                MUTUAL SHARES SECURITIES FUND                         COUNTRY           CONTRACTS          VALUE
-------------------------------------------------------------   ------------------  ----------------  ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    TOBACCO 9.9%
    Altria Group Inc. ......................................       United States         1,244,956      $  27,638,023
    British American Tobacco PLC ...........................      United Kingdom         4,320,987        162,153,214
    British American Tobacco PLC, ADR ......................      United Kingdom             4,218            319,514
    Imperial Tobacco Group PLC .............................      United Kingdom         2,099,706         96,587,960
    Japan Tobacco Inc. .....................................           Japan                 7,615         38,095,995
    KT&G Corp. .............................................        South Korea          1,111,310         87,077,958
(a) Philip Morris International Inc. .......................      United States          1,244,956         62,969,875
    Reynolds American Inc. .................................      United States          1,077,223         63,588,474
                                                                                                      ---------------
                                                                                                          538,431,013
                                                                                                      ---------------
    TRANSPORTATION INFRASTRUCTURE 0.0% (g)

(a) Groupe Eurotunnel SA, wts., 12/30/11 ...................          France               160,159             50,556
                                                                                                      ---------------
    WIRELESS TELECOMMUNICATION SERVICES 0.3%

    Sprint Nextel Corp. ....................................       United States         2,690,980         18,002,656
                                                                                                      ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
    (COST $4,619,820,455) ..................................                                            4,944,086,155
                                                                                                      ---------------
    PREFERRED STOCKS 0.1%
    AUTO COMPONENTS 0.1%

(f) Dana Holding Corp., 4.00%, cvt. pfd., B ................       United States            37,154          3,382,561
                                                                                                      ---------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% (g)

(f) PTV Inc., 10.00%, pfd., A ..............................      United Kingdom            17,300              3,460
                                                                                                      ---------------
    TOTAL PREFERRED STOCKS (COST $3,739,620) ...............                                                3,386,021
                                                                                                      ---------------
    OPTIONS PURCHASED 0.8%
    PUT OPTIONS 0.8%

(a) Dow Jones EUROSTOXX 50, exercise price $4,088.73,
    expiration date 6/20/08, contracts .....................       United States            34,434         18,819,770

(a) Index basket consisting of 70% Dow Jones EUROSTOXX 50
    (exercise price $4,083.52), 30% S&P 500 Index (exercise
    price $1,393.76), expiration date 7/18/08, contracts ...       United States           515,460          5,227,892

(a) S&P 500 Index, exercise price $1,250.00, expiration
    date 6/21/08, contracts ................................       United States               244            846,680

(a) S&P 500 Index, exercise price $1,375.00, expiration
    date 6/21/08, contracts ................................       United States             1,645         14,311,500

(a) S&P 500 Index, exercise price $1,175.00, expiration
    date 12/20/08, contracts ...............................       United States             1,300          7,267,000
                                                                                                      ---------------
    TOTAL OPTIONS PURCHASED (COST $20,956,194) .............                                               46,472,842
                                                                                                      ---------------

                    Quarterly Statements of Investments | 91

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                         MUTUAL SHARES SECURITIES FUND                               COUNTRY     PRINCIPAL AMOUNT (j)      VALUE
-----------------------------------------------------------------------------  ----------------  --------------------   ------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS & NOTES 2.0%
    (b) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ..............       Canada            1,242,000 CAD      $ 1,209,450
    (f) Cerberus CG Investor I LLC, 12.00%, 7/31/14 .........................    United States        7,173,000            5,068,790
    (f) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ........................    United States        7,173,000            5,068,790
    (f) Cerberus CG Investor III LLC, 12.00%, 7/31/14 .......................    United States        3,586,500            2,534,395
    (f) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ...........    United States        6,915,902            3,132,444
    (f) Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13 .....    United States          576,466              261,101
    (f) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13 ....    United States        1,080,497              489,393
    (f) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ..............    United States        5,284,774            2,393,652
    (f) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .................    United States        9,839,154            4,456,484
    (f) DecisionOne Corp.,
             12.00%, 4/15/10 ................................................    United States          135,149              135,149
        (k)  FRN, 7.912%, 5/12/09 ...........................................    United States           24,958               24,958
        Eurotunnel Group UK PLC,cvt., sub. bond, NRS11,
             6.00% , 7/28/10 ................................................   United Kingdom        2,909,058 EUR        6,396,772
             6.00%, 7/28/10 .................................................   United Kingdom        2,292,176 GBP        6,294,694
        Groupe Eurotunnel SA, cvt.,
             NRS1, T2, 3.00%, 6/28/09 .......................................         France              4,300 EUR           12,670
             NRS1, T2, 3.00%, 6/28/09 .......................................         France              4,979 GBP           18,397
             NRS1, T3, 3.00%, 7/28/10 .......................................         France          2,425,100 EUR        6,895,644
             NRS1, T3, 3.00%, 7/28/10 .......................................         France          1,688,564 GBP        5,970,900
             NRS11, 6.00%, 7/28/10 ..........................................         France          2,709,642 EUR        5,637,339
             NRS11, 6.00%, 7/28/10 ..........................................         France          2,075,693 GBP        5,453,189
             sub. bond, T1,NRS1,3.00%, 7/28/08 ..............................         France              4,300 EUR           13,688
             sub. bond, T1,NRS1,3.00%, 7/28/08 ..............................         France              4,979 GBP           19,879
  (e,f) International Automotive Components Group NA LLC, 9.00%,
        4/01/17 .............................................................    United States        1,456,500            1,456,500
  (f,k) Motor Coach Industries International Inc., FRN, 16.085%,
        12/01/08 ............................................................    United States       13,214,579           12,553,850
(b,f,k) Pontus I LLC,junior note, 144A, FRN,
         5.349%, 7/24/09 ....................................................    United States        6,419,750            5,125,978
         5.575%, 7/24/09 ....................................................    United States        5,799,000            6,066,324
         6.901%, 7/24/09 ....................................................    United States        6,410,700            5,353,772
(b,f,k) Pontus II Trust, junior note, 144A, FRN, 6.901%, 6/25/09 ............    United States        3,205,400            2,676,928
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ....................    United States        7,582,630            5,156,188
  (d,l) TVMAX Holdings Inc., PIK,
         11.50%, 5/31/08 ....................................................    United States           41,436               29,005
         14.00%, 5/31/08 ....................................................    United States          185,420              129,794
        Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%, 12/15/14 ....    United States       18,305,000            9,587,244
                                                                                                                        ------------

        TOTAL CORPORATE BONDS & NOTES (COST $130,816,756) ...................                                            109,623,361
                                                                                                                        ------------
        CORPORATE BONDS & NOTES IN REORGANIZATION (COST $150) 0.0% (g)
  (d,m) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .............    United States          5,000                     25
                                                                                                                        ------------

                    92 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)


                    MUTUAL SHARES SECURITIES FUND                          COUNTRY     PRINCIPAL AMOUNT (j)        VALUE
----------------------------------------------------------------------  -------------  --------------------  -----------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMPANIES IN LIQUIDATION 0.0%(g)
  (d) Peregrine Investments Holdings Ltd.,6.70%,1/15/98 ..............     Hong Kong        5,000,000 JPY    $             376
  (d) PIV Investment Finance (Cayman) Ltd. ...........................     Hong Kong       12,200,000                  244,000
                                                                                                             -----------------
      TOTAL COMPANIES IN LIQUIDATION (COST $-) .......................                                                 244,376
                                                                                                             -----------------
      U.S. GOVERNMENT AND AGENCY SECURITIES (COST $10,000,000) 0.2%
      FHLB, 3.00%, 3/04/09 ...........................................  United States      10,000,000               10,013,130
                                                                                                             -----------------
      TOTAL LONG TERM INVESTMENTS (COST $4,785,333,175) ..............                                           5,113,825,909
                                                                                                             -----------------
      SHORT TERM INVESTMENTS 6.9%
      U.S. GOVERNMENT AND AGENCY SECURITIES 6.5%
(n,o) FHLB,
         4/01/08 .....................................................  United States     136,700,000              136,694,304
         4/02/08 - 3/04/09 ...........................................  United States     187,952,000              186,704,014
  (n) U.S. Treasury Bill,5/01/08 .....................................  United States      30,750,000               30,728,813
                                                                                                             -----------------
      TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES

      (COST $353,375,698) ............................................                                             354,127,131
                                                                                                             -----------------
      TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND
      MONEY MARKET FUND(COST $5,138,708,873) .........................                                           5,467,953,041
                                                                                                             -----------------
      REPURCHASE AGREEMENT (COST $8,300,000) 0.2%
  (p) Merrill Lynch & Co. Inc., 1.25%, 4/01/08
      (Maturity Value $8,300,288) ....................................                      8,300,000                8,300,000
                                                                                                             -----------------
      Collateralized by (k)U.S.Government Agency Note,FRN,5.44%,
      7/11/22; (n)U.S. Government Agency Bond, Strip, 3/15/31
      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
      MONEY MARKET FUND (COST $11,802,954) 0.2%

  (q) Bank of New York Institutional Cash Reserve Fund, 2.92% ........                     11,802,954               11,802,954
                                                                                                             -----------------
      TOTAL INVESTMENTS (COST $5,158,811,827) 101.0% .................                                           5,488,055,995
      SECURITIES SOLD SHORT (0.2)% ...................................                                             (11,627,200)
      NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (1.2)% .......                                             (64,501,271)
      OTHER ASSETS, LESS LIABILITIES 0.4% ............................                                              22,613,878
                                                                                                             -----------------
      NET ASSETS 100.0% ..............................................                                       $   5,434,541,402
                                                                                                             =================

                    Quarterly Statements of Investments | 93

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                  MUTUAL SHARES SECURITIES FUND                                            COUNTRY      SHARES        VALUE
------------------------------------------------------------------------------------   --------------  --------  -------------
SECURITIES SOLD SHORT 0.2%
DIVERSIFIED FINANCIAL SERVICES 0.1%
CME Group Inc. ...................................................................     United States    16,023   $   7,516,389
                                                                                                                 -------------
MACHINERY 0.1%
Ingersoll-Rand Co. Ltd., A .......................................................     United States    92,212       4,110,811
                                                                                                                 -------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $11,495,252) ...............................                               $  11,627,200
                                                                                                                 =============

See Currency and Selected Portfolio Abbreviations on page 121.

(a)   Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of these securities were $21,026,790, representing 0.39% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the aggregate value of these securities were $13,138,964, representing 0.24% of net assets.

(e)   See Note 8 regarding other considerations.

(f)   See Note 5 regarding restricted securities.

(g)   Rounds to less than 0.1% of net assets.

(h)   See Note 6 regarding holdings of 5% voting securities.

(i)   A portion or all of the security is on loan as of March 31, 2008.

(j)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)   The coupon rate shown represents the rate at period end.

(l)   Income may be received in additional securities and/or cash.

(m)   Defaulted security.

(n)   The security is traded on a discount basis with no stated coupon rate.

(o) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2008, the value of securities and or cash pledged amounted to $12,867,300.

(p) At March 31, 2008, all repurchase agreements had been entered into on that date.

(q)   The rate shown is the annualized seven-day yield at period end.

     94 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

        TEMPLETON DEVELOPING MARKETS SECURITIES FUND                      INDUSTRY                 SHARES         VALUE
------------------------------------------------------------   ------------------------------    -----------   -----------
    LONG TERM INVESTMENTS 95.6%
    COMMON STOCKS 76.9%
    AUSTRIA 1.1%
(a) IMMOEAST AG ............................................       Real Estate Management
                                                                       & Development                 180,620   $  1,738,943
(a) Meinl European Land Ltd. ...............................       Real Estate Management
                                                                       & Development                 118,125      1,344,209
    OMV AG .................................................    Oil, Gas & Consumable Fuels          155,519     10,274,773
    Wienerberger AG ........................................         Building Products                65,200      3,466,874
                                                                                                               ------------
                                                                                                                 16,824,799
                                                                                                               ------------

    BRAZIL 1.8%
    AES Tiete SA ...........................................    Independent Power Producers
                                                                      & Energy Traders           155,680,382      6,021,621
    Companhia de Bebidas das Americas (AmBev) ..............             Beverages                    34,363      2,278,609
    Natura Cosmeticos SA ...................................         Personal Products               300,683      3,063,740
    Porto Seguro SA ........................................             Insurance                   316,200      3,203,848
    Souza Cruz SA ..........................................              Tobacco                    506,617     13,118,547
                                                                                                               ------------
                                                                                                                 27,686,365
                                                                                                               ------------

    CHINA 14.5%
    Air China Ltd., H ......................................              Airlines                 4,382,000      3,698,484
    Aluminum Corp. of China Ltd., H ........................          Metals & Mining             33,453,000     54,063,197
(b) Aluminum Corp. of China Ltd., H, 144A ..................          Metals & Mining              1,954,000      3,157,848
    China International Marine Containers (Group) Co. Ltd., B            Machinery                   950,156      1,623,426
    China Mobile Ltd. ......................................     Wireless Telecommunication
                                                                          Services                 2,230,500     33,181,560
    China Netcom Group Corp. (Hong Kong) Ltd. ..............   Diversified Telecommunication
                                                                          Services                 3,709,500     10,674,546
    China Petroleum and Chemical Corp., H ..................    Oil, Gas & Consumable Fuels       26,050,000     22,287,839
    China Shipping Container Lines Co. Ltd., H .............               Marine                  3,301,000      1,250,989
    China Telecom Corp. Ltd., H ............................   Diversified Telecommunication
                                                                          Services                30,470,000     19,101,976
    CNOOC Ltd. .............................................    Oil, Gas & Consumable Fuels       13,964,000     20,629,737
    Denway Motors Ltd. .....................................            Automobiles               27,738,234     11,759,227
    Dongfeng Motor Corp., H ................................            Automobiles               13,846,000      6,225,560
    Jiangxi Copper Co. Ltd., H .............................          Metals & Mining              3,230,000      6,091,365
    PetroChina Co. Ltd., H .................................    Oil, Gas & Consumable Fuels       18,970,000     23,687,521
    Shanghai Industrial Holdings Ltd. ......................      Industrial Conglomerates         1,956,000      7,387,580
(a) Suntech Power Holdings Co. Ltd., ADR ...................        Electrical Equipment              25,500      1,034,280
                                                                                                               ------------
                                                                                                                225,855,135
                                                                                                               ------------

    EGYPT 0.2%
    Telecom Egypt ..........................................   Diversified Telecommunication
                                                                          Services                   863,389      3,185,265
                                                                                                               ------------

    HONG KONG 1.2%
    China Resources Enterprise Ltd. ........................            Distributors                 394,000      1,265,384
    Citic Pacific Ltd. .....................................      Industrial Conglomerates           852,000      3,611,932
    Dairy Farm International Holdings Ltd. .................      Food & Staples Retailing           983,233      4,375,387

                    Quarterly Statements of Investments | 95

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

        TEMPLETON DEVELOPING MARKETS SECURITIES FUND                      INDUSTRY                SHARES         VALUE
------------------------------------------------------------   ------------------------------    ---------    -----------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    HONG KONG (CONTINUED)
    GOME Electrical Appliances Holdings Ltd. ...............          Specialty Retail           1,942,000    $ 4,460,697
    Hutchison Whampoa Ltd. .................................      Industrial Conglomerates         437,000      4,134,664
    VTech Holdings Ltd. ....................................      Communications Equipment         265,000      1,285,135
                                                                                                              -----------
                                                                                                               19,133,199
                                                                                                              -----------

    HUNGARY 1.4%
    Magyar Telekom PLC .....................................   Diversified Telecommunication
                                                                          Services                 260,980      1,278,547
    MOL Hungarian Oil and Gas Nyrt. ........................    Oil, Gas & Consumable Fuels        155,903     20,288,585
                                                                                                              -----------
                                                                                                               21,567,132
                                                                                                              -----------

    INDIA 5.6%
    Gail India Ltd. ........................................           Gas Utilities               741,937      7,874,393
(a) Hindalco Industries Ltd. ...............................          Metals & Mining            1,855,765      7,637,704
    Hindustan Unilever Ltd. ................................         Household Products            890,042      5,085,001
(a) Idea Cellular Ltd. .....................................     Wireless Telecommunication
                                                                          Services                 802,320      2,059,415
    Maruti Suzuki India Ltd. ...............................            Automobiles                 69,329      1,436,719
    National Aluminium Co. Ltd. ............................          Metals & Mining              531,656      5,999,226
    Oil & Natural Gas Corp. Ltd. ...........................    Oil, Gas & Consumable Fuels        880,633     21,589,038
(a) Reliance Industries Ltd. ...............................    Oil, Gas & Consumable Fuels        242,198     13,701,158
    Shipping Corp. of India Ltd. ...........................               Marine                  237,666      1,176,159
(a) Sun Pharmaceutical Industries Ltd. .....................          Pharmaceuticals               98,688      3,035,833
    Tata Consultancy Services Ltd. .........................            IT Services                410,550      8,316,637
    Tata Motors Ltd. .......................................             Machinery                 141,300      2,200,687
    Tata Steel Ltd. ........................................          Metals & Mining              432,300      7,485,605
                                                                                                              -----------
                                                                                                               87,597,575
                                                                                                              -----------

    INDONESIA 0.5%
    PT Bank Central Asia Tbk ...............................          Commercial Banks           7,373,000      2,603,178
    PT Telekomunikasi Indonesia, B .........................   Diversified Telecommunication
                                                                          Services               5,136,000      5,384,291
                                                                                                              -----------
                                                                                                                7,987,469
                                                                                                              -----------

    ISRAEL 0.2%
(a) Taro Pharmaceutical Industries Ltd. ....................          Pharmaceuticals              422,289      3,272,740
                                                                                                              -----------

    KUWAIT 0.2%
    National Bank Of Kuwait ................................          Commercial Banks             310,000      2,310,907
                                                                                                              -----------

    LUXEMBOURG 0.0%(c)
(a) Kernel Holding SA ......................................           Food Products                35,500        572,645
                                                                                                              -----------

    MEXICO 5.0%
    Alfa SAB de CV .........................................      Industrial Conglomerates         449,000      3,003,838
    America Movil SAB de CV, L, ADR ........................     Wireless Telecommunication
                                                                          Services                 593,858     37,822,816

                    96 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                       INDUSTRY                 SHARES        VALUE
------------------------------------------------------------   ------------------------------    ----------   ------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    MEXICO (CONTINUED)
    Consorcio ARA SAB de CV ................................         Household Durables             276,492   $    281,619
    Fomento Economico Mexicano SAB de CV, ADR ..............             Beverages                   39,900      1,667,022
    Grupo Televisa SA ......................................               Media                  2,040,226      9,872,695
    Kimberly Clark de Mexico SAB de CV, A ..................         Household Products           3,133,816     13,927,875
    Telefonos de Mexico SAB de CV, L, ADR ..................   Diversified Telecommunication
                                                                          Services                  312,564     11,752,407
                                                                                                              ------------
                                                                                                                78,328,272
                                                                                                              ------------

    PAKISTAN 1.8%
(a) Fauji Fertilizer Co. Ltd. ..............................             Chemicals                  123,000        275,622
    MCB Bank Ltd. ..........................................          Commercial Banks            2,082,558     13,800,683
    Oil & Gas Development Co. Ltd. .........................    Oil, Gas & Consumable Fuels       2,410,000      5,146,715
    Pakistan Telecommunications Corp., A ...................   Diversified Telecommunication
                                                                          Services               11,061,808      8,009,666
                                                                                                              ------------
                                                                                                                27,232,686
                                                                                                              ------------

    PERU 0.4%
    Compania de Minas Buenaventura SA, ADR .................          Metals & Mining                91,130      6,242,405
                                                                                                              ------------

    PHILIPPINES 0.3%
    San Miguel Corp., B ....................................             Beverages                4,690,593      5,417,432
                                                                                                              ------------

    POLAND 0.7%
(a) Polski Koncern Naftowy Orlen SA ........................    Oil, Gas & Consumable Fuels         572,544     10,174,615
                                                                                                              ------------

    QATAR 0.2%
    Qatar National Bank ....................................          Commercial Banks               40,840      2,340,288
                                                                                                              ------------

    RUSSIA 13.2%
    Bank Of Moscow .........................................          Commercial Banks               19,138        988,531
    Gazprom, ADR ...........................................    Oil, Gas & Consumable Fuels         564,100     28,571,665
    Gazprom OAO ............................................    Oil, Gas & Consumable Fuels          96,700      1,226,156
    Gazprom OAO, ADR .......................................    Oil, Gas & Consumable Fuels         358,500     18,283,500
    LUKOIL, ADR ............................................    Oil, Gas & Consumable Fuels         195,908     16,657,078
    LUKOIL, ADR ............................................    Oil, Gas & Consumable Fuels          93,368      8,001,638
    Mining and Metallurgical Co. Norilsk Nickel ............          Metals & Mining               226,087     64,095,664
    Sberbank RF ............................................          Commercial Banks            2,535,650      7,936,584
    TGC-5 JSC ..............................................    Independent Power Producers
                                                                      & Energy Traders           47,799,969         39,435
    TNK-BP .................................................    Oil, Gas & Consumable Fuels       6,726,760     11,233,689
(a) Unified Energy Systems .................................         Electric Utilities          45,812,100     47,598,772
                                                                                                              ------------
                                                                                                               204,632,712
                                                                                                              ------------

    SINGAPORE 0.9%
    ComfortDelGro Corp. Ltd. ...............................            Road & Rail               3,250,654      4,298,776
    Fraser and Neave Ltd. ..................................      Industrial Conglomerates        2,473,005      8,715,040
    Keppel Corp. Ltd. ......................................      Industrial Conglomerates          143,000      1,028,665
                                                                                                               -----------
                                                                                                                14,042,481
                                                                                                               -----------

                    Quarterly Statements of Investments | 97

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

         TEMPLETON DEVELOPING MARKETS SECURITIES FUND                      INDUSTRY                SHARES         VALUE
-------------------------------------------------------------   ------------------------------    ---------    -----------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SOUTH AFRICA 4.2%
    ABSA Group Ltd. .........................................          Commercial Banks              59,800    $   748,842
    Barloworld Ltd. .........................................      Industrial Conglomerates         163,960      2,180,605
    Foschini Ltd. ...........................................          Specialty Retail           1,440,126      6,841,542
(a) Imperial Holdings Ltd. ..................................      Air Freight & Logistics          424,479      4,149,879
    JD Group Ltd. ...........................................          Specialty Retail             950,589      4,281,388
    Lewis Group Ltd. ........................................          Specialty Retail           1,182,661      6,112,999
    MTN Group Ltd. ..........................................     Wireless Telecommunication
                                                                           Services               1,228,460     18,640,010
    Remgro Ltd. .............................................   Diversified Financial Services      715,439     17,292,332
    Standard Bank Group Ltd. ................................          Commercial Banks             386,394      4,204,157
(a) Steinhoff International Holdings Ltd. ...................         Household Durables            341,850        763,298
                                                                                                               -----------
                                                                                                                65,215,052
                                                                                                               -----------

    SOUTH KOREA 5.0%
    GS Holdings Corp. .......................................    Oil, Gas & Consumable Fuels        179,110      6,971,970
    Hanjin Heavy Industries & Construction Holding ..........             Machinery                  38,577      2,434,556
    Kangwon Land Inc. .......................................   Hotels, Restaurants & Leisure       372,305      7,669,028
    POSCO ...................................................          Metals & Mining               15,750      7,570,051
    Samsung Electronics Co. Ltd. ............................          Semiconductors &
                                                                    Semiconductor Equipment           6,254      3,934,207
    Samsung Heavy Industries Co. Ltd. .......................             Machinery                 236,490      7,533,962
    SK Energy Co. Ltd. ......................................    Oil, Gas & Consumable Fuels        334,441     34,445,380
    SK Holdings Co. Ltd. ....................................      Industrial Conglomerates          51,385      7,367,769
    SKC Co. Ltd. ............................................         Household Durables              9,161        191,481
                                                                                                               -----------
                                                                                                                78,118,404
                                                                                                               -----------

    SWEDEN 1.1%
    Oriflame Cosmetics SA, SDR ..............................         Personal Products             265,088     17,591,968
                                                                                                               -----------

    TAIWAN 4.3%
    AU Optronics Corp. ......................................        Electronic Equipment
                                                                        & Instruments             2,507,000      4,347,876
    Compal Communications Inc. ..............................      Communications Equipment         920,000      1,640,965
    Compal Electronics Inc. .................................      Computers & Peripherals        1,788,000      1,715,214
    MediaTek Inc. ...........................................          Semiconductors &
                                                                    Semiconductor Equipment         535,000      7,042,485
    Novatek Microelectronics Corp. Ltd. .....................          Semiconductors &
                                                                    Semiconductor Equipment       2,219,574      8,107,833
    President Chain Store Corp. .............................      Food & Staples Retailing       6,157,144     21,072,925
    Siliconware Precision Industries Co. ....................          Semiconductors &
                                                                    Semiconductor Equipment       5,944,666      9,977,226
    Sunplus Technology Co. Ltd. .............................          Semiconductors &
                                                                    Semiconductor Equipment       1,740,485      2,150,762
    Taiwan Semiconductor Manufacturing Co. Ltd. .............          Semiconductors &
                                                                    Semiconductor Equipment       4,903,414     10,182,164
                                                                                                               -----------
                                                                                                                66,237,450
                                                                                                               -----------

                    98 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

         TEMPLETON DEVELOPING MARKETS SECURITIES FUND                       INDUSTRY                 SHARES         VALUE
--------------------------------------------------------------    ---------------------------     -----------    -----------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      THAILAND 3.2%
      Advanced Info Service Public Co. Ltd., fgn. ............     Wireless Telecommunication
                                                                           Services                    133,600  $      424,531
      Kasikornbank Public Co. Ltd., fgn. .....................          Commercial Banks             4,324,667      12,642,814
      PTT Aromatics & Refining Public Co. Ltd., fgn. .........    Oil, Gas & Consumable Fuels        1,675,803       2,034,181
      PTT Public Co. Ltd., fgn. ..............................    Oil, Gas & Consumable Fuels        1,088,000      10,924,945
      Siam Cement Public Co. Ltd., fgn. ......................       Construction Materials          2,262,814      15,675,038
      Siam Commercial Bank Public Co. Ltd., fgn. .............          Commercial Banks             1,165,957       3,353,006
      Thai Beverages Co. Ltd., fgn. ..........................             Beverages                27,756,000       5,344,480
                                                                                                                --------------
                                                                                                                    50,398,995
                                                                                                                --------------

      TURKEY 7.0%
      Akbank TAS .............................................          Commercial Banks             9,133,220      38,320,246
      Anadolu Efes Biracilik Ve Malt Sanayii AS ..............             Beverages                   615,365       5,486,509
      Arcelik AS, Br.  .......................................         Household Durables            2,505,906       9,950,777
      Tupras-Turkiye Petrol Rafineleri As ....................    Oil, Gas & Consumable Fuels        1,072,929      23,714,247
(a)   Turk Hava Yollari Anonim Ortakligi .....................              Airlines                   307,000       1,437,589
(a,b) Turk Hava Yollari Anonim Ortakligi, 144A ...............              Airlines                 1,467,000       6,869,521
      Turkcell Iletisim Hizmetleri AS ........................     Wireless Telecommunication
                                                                            Services                 1,673,956      13,921,414
      Turkiye Vakiflar Bankasi T.A.O., D .....................          Commercial Banks             5,243,624       9,546,719
                                                                                                                --------------
                                                                                                                   109,247,022
                                                                                                                --------------

      UNITED KINGDOM 2.9%
      Anglo American PLC .....................................          Metals & Mining                619,738      36,735,125
      HSBC Holdings PLC ......................................          Commercial Banks               476,800       7,766,789
                                                                                                                --------------
                                                                                                                    44,501,914
                                                                                                                --------------
      TOTAL COMMON STOCKS (COST $981,661,570) ................                                                   1,195,714,927
                                                                                                                --------------

      PREFERRED STOCKS 18.7%
      BRAZIL 18.4%
      Banco Bradesco SA, ADR, pfd. ...........................         Commercial Banks              1,046,109      29,039,986
      Companhia Vale do Rio Doce, ADR, pfd., A ...............          Metals & Mining              3,918,875     114,235,206
      Itausa - Investimentos Itau SA, pfd. ...................          Commercial Banks               333,100       1,952,999
      Petroleo Brasileiro SA, ADR, pfd. ......................    Oil, Gas & Consumable Fuels        1,056,844      89,504,118
      Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd. ...          Commercial Banks               307,700      35,890,128
      Usinas Siderurgicas de Minas Gerais SA, pfd., A ........          Metals & Mining                288,978      16,186,387
                                                                                                                --------------
                                                                                                                   286,808,824
                                                                                                                --------------

      CHILE 0.3%
      Embotelladora Andina SA, pfd., A .......................             Beverages                 1,619,051       5,102,654
                                                                                                                --------------
      TOTAL PREFERRED STOCKS (COST $147,077,681) .............                                                     291,911,478
                                                                                                                --------------
      TOTAL LONG TERM INVESTMENTS
       (COST $1,128,739,251) .................................                                                   1,487,626,405
                                                                                                                --------------

                      Quarterly Statements of Investments | 99

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

         TEMPLETON DEVELOPING MARKETS SECURITIES FUND          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------   -----------------   ---------------
    SHORT TERM INVESTMENT (COST $46,083,080) 3.0%
    U.S. GOVERNMENT AND AGENCY SECURITIES 3.0%
(d) FHLB, 4/01/08 ..........................................   $      46,085,000   $    46,083,080
                                                                                   ---------------
    TOTAL INVESTMENTS (COST $1,174,822,331) 98.6% ..........                         1,533,709,485
    OTHER ASSETS, LESS LIABILITIES 1.4% ....................                            21,091,624
                                                                                   ---------------
    NET ASSETS 100.0% ......................................                       $ 1,554,801,109
                                                                                   ---------------

See Selected Portfolio Abbreviations on page 121.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the aggregate value of these securities were $10,027,369, representing 0.64% of net assets.

(c)  Rounds to less than 0.1% of net assets.

(d)  The security is traded on a discount basis with no stated coupon rate.

                 100 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                   TEMPLETON FOREIGN SECURITIES FUND                          COUNTRY          SHARES             VALUE
----------------------------------------------------------------------    --------------    -----------       -------------
    LONG TERM INVESTMENTS 93.4%
    COMMON STOCKS 92.4%
    AEROSPACE & DEFENSE 2.0%
    BAE Systems PLC  .................................................    United Kingdom      4,494,870       $  43,284,635
    Embraer-Empresa Brasileira de Aeronautica SA, ADR  ...............        Brazil            700,030          27,658,185
                                                                                                              -------------
                                                                                                                 70,942,820
                                                                                                              -------------

    AIR FREIGHT & LOGISTICS 0.9%
    Deutsche Post AG  ................................................       Germany          1,087,912          33,276,459
                                                                                                              -------------

    AUTO COMPONENTS 1.2%
    NOK Corp. ........................................................        Japan           2,198,155          44,957,002
                                                                                                              -------------

    CAPITAL MARKETS 2.0%
    Invesco Ltd. .....................................................       Bermuda          2,403,147          58,540,661
(a) KKR Private Equity Investors LP, 144A  ...........................    United States       1,155,000          14,264,250
                                                                                                              -------------
                                                                                                                 72,804,911
                                                                                                              -------------

    CHEMICALS 0.5%
    Ciba Holding AG  .................................................     Switzerland          550,500          20,071,582
                                                                                                              -------------

    COMMERCIAL BANKS 9.4%
    DBS Group Holdings Ltd.  .........................................      Singapore         1,240,347          16,222,522
    Hana Financial Group Inc.  .......................................     South Korea          672,040          27,482,829
    Kookmin Bank, ADR ................................................     South Korea          295,869          16,583,457
    Mega Financial Holding Co. Ltd.  .................................        Taiwan         34,084,000          26,751,683
    Mitsubishi UFJ Financial Group Inc.  .............................        Japan           5,954,900          51,343,065
    Royal Bank of Scotland Group PLC  ................................    United Kingdom      4,311,704          28,857,053
    Shinhan Financial Group Co. Ltd.  ................................     South Korea          762,930          40,290,038
    Shinsei Bank Ltd.  ...............................................        Japan           8,731,478          28,800,003
    Sumitomo Mitsui Financial Group Inc.  ............................        Japan               7,398          48,654,950
    UniCredit SpA  ...................................................        Italy           8,344,507          55,841,375
                                                                                                              -------------
                                                                                                                340,826,975
                                                                                                              -------------

    COMMERCIAL SERVICES & SUPPLIES 1.3%
    Adecco SA ........................................................     Switzerland          794,320          45,856,908
                                                                                                              -------------

    COMMUNICATIONS EQUIPMENT 0.5%
    Telefonaktiebolaget LM Ericsson, B, ADR  .........................        Sweden            914,680          17,973,462
                                                                                                              -------------

    COMPUTERS & PERIPHERALS 1.1%
    Compal Electronics Inc.  .........................................        Taiwan         12,852,983          12,329,761
    Lite-On Technology Corp.  ........................................        Taiwan         22,703,166          26,411,193
                                                                                                              -------------
                                                                                                                 38,740,954
                                                                                                              -------------

    CONTAINERS & PACKAGING 1.1%
    Amcor Ltd.  ......................................................      Australia         5,968,788          39,002,360
                                                                                                              -------------

    DIVERSIFIED FINANCIAL SERVICES 2.1%
    ING Groep NV  ....................................................     Netherlands        2,046,888          76,629,912
                                                                                                              -------------

    DIVERSIFIED TELECOMMUNICATION SERVICES 10.0%
    China Telecom Corp. Ltd., H  .....................................        China          57,902,357          36,299,620
    Chunghwa Telecom Co. Ltd., ADR  ..................................        Taiwan          2,589,182          67,370,516
    France Telecom SA ................................................        France          1,868,953          62,830,070

                   Quarterly Statements of Investments | 101

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                  TEMPLETON FOREIGN SECURITIES FUND                           COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------   --------------     ----------       -------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
    KT Corp., ADR  ....................................................    South Korea          397,895       $   9,450,006
    Singapore Telecommunications Ltd.  ................................     Singapore        20,278,000          57,610,885
    Telefonica SA, ADR  ...............................................       Spain             829,094          71,724,922
    Telekom Austria AG  ...............................................      Austria            727,240          15,024,740
(b) Telenor ASA .......................................................       Norway          2,169,354          41,534,023
                                                                                                              -------------
                                                                                                                361,844,782
                                                                                                              -------------

    ELECTRIC UTILITIES 2.7%
    British Energy Group PLC  .........................................   United Kingdom      5,766,390          74,725,403
    Hong Kong Electric Holdings Ltd.  .................................     Hong Kong         3,453,969          21,808,609
                                                                                                              -------------
                                                                                                                 96,534,012
                                                                                                              -------------

    ELECTRICAL EQUIPMENT 1.1%
    Gamesa Corp. Tecnologica SA  ......................................       Spain             404,166          18,435,171
(b) Vestas Wind Systems AS  ...........................................      Denmark            191,258          20,886,367
                                                                                                              -------------
                                                                                                                 39,321,538
                                                                                                              -------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
(b) Flextronics International Ltd. ....................................     Singapore         2,282,540          21,433,050
    FUJIFILM Holdings Corp.  ..........................................       Japan             921,374          32,607,652
    Venture Corp. Ltd.  ...............................................     Singapore         1,339,613          10,259,416
                                                                                                              -------------
                                                                                                                 64,300,118
                                                                                                              -------------

    FOOD PRODUCTS 2.5%
    Nestle SA  ........................................................    Switzerland          103,509          51,707,611
    Unilever PLC  .....................................................   United Kingdom      1,170,483          39,464,769
                                                                                                              -------------
                                                                                                                 91,172,380
                                                                                                              -------------

    HEALTH CARE PROVIDERS & SERVICES 0.6%
    Celesio AG ........................................................      Germany            440,310          21,939,296
                                                                                                              -------------

    HOTELS, RESTAURANTS & LEISURE 2.3%
    Compass Group PLC  ................................................   United Kingdom      9,792,178          62,621,476
(b) TUI AG  ...........................................................      Germany            792,560          20,364,611
                                                                                                              -------------
                                                                                                                 82,986,087
                                                                                                              -------------

    INDUSTRIAL CONGLOMERATES 3.6%
    Hutchison Whampoa Ltd.  ...........................................     Hong Kong         3,276,709          31,002,495
    Koninklijke Philips Electronics NV  ...............................    Netherlands          899,289          34,390,798
    Siemens AG ........................................................      Germany            598,694          65,378,928
                                                                                                              -------------
                                                                                                                130,772,221
                                                                                                              -------------

    INSURANCE 3.7%
    ACE Ltd.  .........................................................      Bermuda            729,799          40,182,733
    Aviva PLC  ........................................................   United Kingdom      2,795,400          34,255,633
    AXA SA  ...........................................................       France            453,589          16,458,530
(a) AXA SA, 144A  .....................................................       France             38,270           1,388,631
    Old Mutual PLC  ...................................................   United Kingdom     19,529,314          42,825,293
                                                                                                              -------------
                                                                                                                135,110,820
                                                                                                              -------------

                   102 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                  TEMPLETON FOREIGN SECURITIES FUND                           COUNTRY          SHARES             VALUE
----------------------------------------------------------------------    --------------     ----------       -------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    LIFE SCIENCES TOOLS & SERVICES 1.3%
    Lonza Group AG  ..................................................     Switzerland          367,800       $  48,761,083
                                                                                                              -------------
    MEDIA 4.9%
    British Sky Broadcasting Group PLC ...............................    United Kingdom      2,941,216          32,482,030
    Eutelsat Communications  .........................................        France          1,422,200          38,832,588
    Pearson PLC  .....................................................    United Kingdom      3,409,246          46,107,893
    Reed Elsevier NV  ................................................     Netherlands        1,742,483          33,221,944
    Vivendi SA .......................................................        France            676,060          26,408,882
                                                                                                              -------------
                                                                                                                177,053,337
                                                                                                              -------------

    METALS & MINING 1.3%
    Barrick Gold Corp.  ..............................................        Canada            663,561          29,014,632
    POSCO, ADR  ......................................................     South Korea          141,230          16,803,545
                                                                                                              -------------
                                                                                                                 45,818,177
                                                                                                              -------------

    MULTI-UTILITIES 1.6%
    Centrica PLC  ....................................................    United Kingdom      2,772,071          16,407,253
    Suez SA  .........................................................        France            630,996          41,399,604
                                                                                                              -------------
                                                                                                                 57,806,857
                                                                                                              -------------

    OIL, GAS & CONSUMABLE FUELS 11.7%
    BP PLC  ..........................................................    United Kingdom      6,622,666          67,290,520
    Eni SpA ..........................................................        Italy           1,275,111          43,470,167
    Gazprom, ADR  ....................................................        Russia            643,700          32,603,405
    Hindustan Petroleum Corp. Ltd.  ..................................        India           2,415,168          15,421,357
    Indian Oil Corp. Ltd. ............................................        India           1,194,026          13,291,481
(b) Reliance Industries Ltd.  ........................................        India           1,122,471          63,498,266
    Royal Dutch Shell PLC, B  ........................................    United Kingdom      2,327,407          78,379,999
    Sasol, ADR  ......................................................     South Africa         971,480          47,009,917
    Total SA, B  .....................................................        France            846,266          62,829,524
                                                                                                              -------------
                                                                                                                423,794,636
                                                                                                              -------------

    PAPER & FOREST PRODUCTS 2.0%
    Norske Skogindustrier ASA  .......................................        Norway          1,362,151           4,747,801
    Stora Enso OYJ, R  ...............................................        Finland         2,665,971          30,832,269
    UPM-Kymmene OYJ  .................................................        Finland         2,066,829          36,698,358
                                                                                                              -------------
                                                                                                                 72,278,428
                                                                                                              -------------

    PHARMACEUTICALS 6.7%
    GlaxoSmithKline PLC  .............................................    United Kingdom      3,611,345          76,397,168
    Novartis AG  .....................................................     Switzerland        1,275,100          65,333,793
    Sanofi-Aventis  ..................................................        France          1,066,665          80,000,746
    Takeda Pharmaceutical Co. Ltd. ...................................        Japan             421,454          21,084,320
                                                                                                              -------------
                                                                                                                242,816,027
                                                                                                              -------------

    REAL ESTATE MANAGEMENT & DEVELOPMENT 1.5%
    Cheung Kong (Holdings) Ltd. ......................................      Hong Kong         3,800,922          53,955,690
                                                                                                              -------------

                   Quarterly Statements of Investments | 103

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                     TEMPLETON FOREIGN SECURITIES FUND                            COUNTRY          SHARES              VALUE
---------------------------------------------------------------------------   --------------    -----------       ----------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.1%
(b) Infineon Technologies AG  .............................................      Germany          3,757,123       $     26,506,507
(b) Qimonda AG, ADR  ......................................................      Germany          1,849,390              7,970,871
    Samsung Electronics Co. Ltd.  .........................................     South Korea         113,407             71,341,002
    Taiwan Semiconductor Manufacturing Co. Ltd.  ..........................       Taiwan         38,715,711             80,394,950
                                                                                                                  ----------------
                                                                                                                       186,213,330
                                                                                                                  ----------------

    SOFTWARE 2.5%
(b) Check Point Software Technologies Ltd. ................................       Israel          2,310,851             51,763,062
    SAP AG, ADR ...........................................................      Germany            760,110             37,678,653
                                                                                                                  ----------------
                                                                                                                        89,441,715
                                                                                                                  ----------------

    SPECIALTY RETAIL 0.4%
    Kingfisher PLC ........................................................   United Kingdom      5,676,856             14,870,750
                                                                                                                  ----------------

    TEXTILES, APPAREL & LUXURY GOODS 0.4%
    Burberry Group PLC ....................................................   United Kingdom      1,512,618             13,523,065
                                                                                                                  ----------------

    WIRELESS TELECOMMUNICATION SERVICES 2.6%
    Mobile TeleSystems, ADR  ..............................................       Russia            316,030             23,970,875
    Turkcell Iletisim Hizmetleri AS, ADR  .................................       Turkey            823,650             17,206,049
    Vodafone Group PLC, ADR  ..............................................   United Kingdom      1,773,520             52,336,575
                                                                                                                  ----------------
                                                                                                                        93,513,499
                                                                                                                  ----------------
    TOTAL COMMON STOCKS (COST $2,885,788,325) .............................                                          3,344,911,193
                                                                                                                  ----------------

    PREFERRED STOCK (COST $2,340,943) 1.0%
    METALS & MINING 1.0%
    Companhia Vale do Rio Doce, ADR, pfd., A ..............................       Brazil          1,296,112             37,781,665
                                                                                                                  ----------------
    TOTAL LONG TERM INVESTMENTS (COST $2,888,129,268) .....................                                          3,382,692,858
                                                                                                                  ----------------

    SHORT TERM INVESTMENT (COST $210,740,937) 5.8%
    MONEY MARKET FUND 5.8%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50%...    United States    210,740,937            210,740,937
                                                                                                                  ----------------
    TOTAL INVESTMENTS (COST $3,098,870,205) 99.2% .........................                                          3,593,433,795
    OTHER ASSETS, LESS LIABILITIES 0.8% ...................................                                             27,462,045
                                                                                                                  ----------------
    NET ASSETS 100.0% .....................................................                                       $  3,620,895,840
                                                                                                                  ================

See Selected Portfolio Abbreviations on page 121.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of these securities were $15,652,881, representing 0.43% of net assets.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

           104 | See Notes to Statements of Investments. | Quarterly
                           Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

               TEMPLETON GLOBAL ASSET ALLOCATION FUND                  COUNTRY/ORGANIZATION   SHARES/WARRANTS       VALUE
-------------------------------------------------------------------    --------------------   ---------------   --------------
    LONG TERM INVESTMENTS 95.5%
    COMMON STOCKS AND WARRANTS 58.7%
    AEROSPACE & DEFENSE 1.4%
    BAE Systems PLC  ..............................................       United Kingdom              117,072   $    1,127,378
(a) Raytheon Co., wts., 6/16/11  ..................................        United States                   63            1,887
(a) Rolls-Royce Group PLC .........................................       United Kingdom               81,424          651,191
(a) Rolls-Royce Group PLC, B ......................................       United Kingdom            7,295,590           14,478
                                                                                                                --------------
                                                                                                                     1,794,934
                                                                                                                --------------

    AIR FREIGHT & LOGISTICS 1.6%
    Deutsche Post AG  .............................................          Germany                   44,767        1,369,309
    United Parcel Service Inc., B  ................................       United States                 9,570          698,801
                                                                                                                --------------
                                                                                                                     2,068,110
                                                                                                                --------------

    AUTOMOBILES 1.0%
    Bayerische Motoren Werke AG  ..................................          Germany                   17,098          945,582
    Toyota Motor Corp., ADR .......................................           Japan                     3,590          362,195
                                                                                                                --------------
                                                                                                                     1,307,777
                                                                                                                --------------
    BIOTECHNOLOGY 0.7%
(a) Amgen Inc.  ...................................................       United States                20,510          856,908
                                                                                                                --------------

    CAPITAL MARKETS 0.5%
    Invesco Ltd.  .................................................          Bermuda                   19,518          475,458
    Morgan Stanley  ...............................................       United States                 5,420          247,694
    Nomura Holdings Inc.  .........................................           Japan                         6               90
                                                                                                                --------------
                                                                                                                       723,242
                                                                                                                --------------

    COMMERCIAL BANKS 3.1%
    DBS Group Holdings Ltd. .......................................         Singapore                  59,486          778,019
    HSBC Holdings PLC  ............................................       United Kingdom               77,523        1,262,804
    Intesa Sanpaolo SpA  ..........................................           Italy                   111,770          787,655
    Kookmin Bank, ADR .............................................        South Korea                 10,329          578,940
    Mitsubishi UFJ Financial Group Inc.  ..........................           Japan                    36,000          310,392
    Sumitomo Mitsui Financial Group Inc.  .........................           Japan                        48          315,685
                                                                                                                --------------
                                                                                                                     4,033,495
                                                                                                                --------------

    COMMERCIAL SERVICES & SUPPLIES 0.9%
    G4S PLC .......................................................       United Kingdom              264,658        1,196,174
                                                                                                                --------------

    COMPUTERS & PERIPHERALS 1.4%
(a) Lexmark International Inc., A .................................       United States                11,370          349,286
    Lite-On Technology Corp. ......................................           Taiwan                  421,822          490,717
    Seagate Technology ............................................       United States                50,128        1,049,680
                                                                                                                --------------
                                                                                                                     1,889,683
                                                                                                                --------------

    CONSUMER FINANCE 0.5%
    Aiful Corp. ...................................................           Japan                    16,449          264,022
    Discover Financial Services ...................................       United States                 2,710           44,363
    Promise Co. Ltd. ..............................................           Japan                    14,250          409,306
                                                                                                                --------------
                                                                                                                       717,691
                                                                                                                --------------

                   Quarterly Statements of Investments | 105

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND      COUNTRY/ORGANIZATION    SHARES/WARRANTS           VALUE
----------------------------------------------- --------------------    ---------------       -------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND WARRANTS (CONTINUED)
    DIVERSIFIED FINANCIAL SERVICES 1.7%
    ING Groep NV ..............................      Netherlands             36,961           $   1,383,719
    JPMorgan Chase & Co. ......................     United States            19,993                 858,699
                                                                                              -------------
                                                                                                  2,242,418
                                                                                              -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 5.5%
    Chunghwa Telecom Co. Ltd., ADR ............        Taiwan                25,259                 657,239
    France Telecom SA, ADR ....................        France                47,413               1,592,129
    Singapore Telecommunications Ltd. .........       Singapore             536,525               1,524,296
    Telefonica SA, ADR ........................         Spain                17,573               1,520,240
    Telekom Austria AG, ADR ...................        Austria               12,980                 534,776
    Telenor ASA ...............................        Norway                74,594               1,428,162
                                                                                              -------------
                                                                                                  7,256,842
                                                                                              -------------
    ELECTRIC UTILITIES 0.8%
    E.ON AG ...................................        Germany                5,710               1,065,229
                                                                                              -------------
    ELECTRICAL EQUIPMENT 0.7%
    Gamesa Corp. Tecnologica SA  ..............         Spain                11,275                 514,285
(a) Vestas Wind Systems AS ....................        Denmark                4,342                 474,169
                                                                                              -------------
                                                                                                    988,454
                                                                                              -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
    FUJIFILM Holdings Corp. ...................         Japan                15,011                 531,243
    Tyco Electronics Ltd. .....................     United States             8,326                 285,749
    Venture Corp. Ltd. ........................       Singapore              60,159                 460,727
                                                                                              -------------
                                                                                                  1,277,719
                                                                                              -------------
    FOOD PRODUCTS 0.8%
    Unilever PLC. .............................    United Kingdom            30,710               1,035,438
                                                                                              -------------
    HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
(a) Boston Scientific Corp. ...................     United States            56,897                 732,264
    Covidien Ltd ..............................     United States             8,326                 368,426
                                                                                              -------------
                                                                                                  1,100,690
                                                                                              -------------
    HEALTH CARE PROVIDERS & SERVICES 1.1%
    Quest Diagnostics Inc. ....................     United States            17,660                 799,468
(a) Tenet Healthcare Corp. ....................     United States           103,385                 585,159
                                                                                              -------------
                                                                                                  1,384,627
                                                                                              -------------
    HOTELS, RESTAURANTS & LEISURE 0.9%
    Compass Group PLC  ........................     United Kingdom          186,258               1,191,129
                                                                                              -------------
    HOUSEHOLD DURABLES 0.4%
    Sony Corp., ADR  ..........................         Japan                11,955                 479,037
                                                                                              -------------
    INDUSTRIAL CONGLOMERATES 2.9%
    General Electric Co. ......................     United States            23,450                 867,885
    Koninklijke Philips Electronics NV ........      Netherlands             31,730               1,213,425

                    106 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (continued)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND            COUNTRY/ORGANIZATION   SHARES/WARRANTS      VALUE
--------------------------------------------         --------------------   ---------------   ------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND WARRANTS (CONTINUED)
    INDUSTRIAL CONGLOMERATES (CONTINUED)
    Siemens AG, ADR ........................                Germany             12,220         $ 1,331,247
    Tyco International Ltd. ................             United States           8,326             366,760
                                                                                               -----------
                                                                                                 3,779,317
                                                                                               -----------
    INSURANCE 4.1%
    ACE Ltd. ...............................                Bermuda             17,838             982,161
    American International Group Inc. ......             United States          14,068             608,441
    Aviva PLC...............................             United Kingdom         55,739             683,042
    AXA SA .................................                France              36,961           1,341,134
    Old Mutual PLC..........................             United Kingdom        259,095             568,162
    Progressive Corp. ......................             United States          34,660             556,986
    Torchmark Corp. ........................             United States          10,120             608,313
                                                                                               -----------
                                                                                                 5,348,239
                                                                                               -----------
    IT SERVICES 0.6%
    Accenture Ltd., A ......................             United States          22,100             777,257
                                                                                               -----------
    MEDIA 6.1%
    British Sky Broadcasting Group PLC .....             United Kingdom         68,871             760,594
(a) Comcast Corp., A .......................             United States          53,133           1,007,933
(a) The DIRECTV Group Inc. .................             United States          38,637             957,811
    News Corp., A ..........................             United States          64,570           1,210,688
    Pearson PLC.............................             United Kingdom         63,912             864,369
    Reed Elsevier NV .......................              Netherlands           37,947             723,492
    Time Warner Inc. .......................             United States          60,448             847,481
(a) Viacom Inc., B .........................             United States          28,204           1,117,442
    Vivendi SA .............................                France              14,980             585,163
                                                                                               -----------
                                                                                                 8,074,973
                                                                                               -----------
    MULTI-UTILITIES 0.4%
    Centrica PLC............................             United Kingdom         84,222             498,491
                                                                                               -----------
    MULTILINE RETAIL 0.7%
    Target Corp. ...........................             United States          18,767             951,112
                                                                                               -----------
    OIL, GAS & CONSUMABLE FUELS 4.6%
    BP PLC .................................             United Kingdom        121,707           1,236,621
    El Paso Corp.  .........................             United States          73,982           1,231,060
    Eni SpA ................................                 Italy              39,292           1,339,515
    Royal Dutch Shell PLC, B ...............             United Kingdom         38,104           1,283,227
    Total SA, B ............................                 France             12,240             908,737
                                                                                               -----------
                                                                                                 5,999,160
                                                                                               -----------
    PAPER & FOREST PRODUCTS 1.2%
    Stora Enso OYJ, R ......................             Finland                60,927             702,937
    UPM-Kymmene OYJ ........................             Finland                52,175             926,413
                                                                                               -----------
                                                                                                1,629,350
                                                                                               -----------


                           Quarterly Statements of Investments | 107

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

        TEMPLETON GLOBAL ASSET ALLOCATION FUND                COUNTRY/ORGANIZATION    SHARES/WARRANTS      VALUE
-------------------------------------------------------       --------------------    ---------------    -----------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS AND WARRANTS (CONTINUED)
       PHARMACEUTICALS 5.9%
       Abbott Laboratories ...............................        United States            15,877        $   875,617
       Bristol-Myers Squibb Co. ..........................        United States            23,584            502,339
       GlaxoSmithKline PLC. ..............................       United Kingdom            50,997          1,078,830
       Merck & Co. Inc....................................        United States            12,750            483,862
       Novartis AG .......................................        Switzerland              11,760            602,561
       Pfizer Inc. .......................................        United States            60,304          1,262,163
       Sanofi-Aventis ....................................           France                13,311            998,336
       Takeda Pharmaceutical Co. Ltd. ....................           Japan                 14,786            739,708
(a)    Watson Pharmaceuticals Inc. .......................        United States            40,492          1,187,225
                                                                                                         -----------
                                                                                                           7,730,641
                                                                                                         -----------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
       Cheung Kong (Holdings) Ltd. .......................          Hong Kong              37,748            535,849
                                                                                                         -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
(a)    Infineon Technologies AG, ADR .....................          Germany                51,804            363,664
       Samsung Electronics Co. Ltd. ......................        South Korea               2,200          1,383,955
                                                                                                         -----------
                                                                                                           1,747,619
                                                                                                         -----------
       SOFTWARE 3.9%
(a)    Check Point Software Technologies Ltd. ............           Israel                37,146            832,070
       Microsoft Corp. ...................................        United States            39,012          1,107,161
       Nintendo Co. Ltd. .................................           Japan                  2,341          1,206,350
(a)    Oracle Corp. ......................................        United States            82,887          1,621,270
       SAP AG, ADR .......................................          Germany                 7,470            370,288
                                                                                                         -----------
                                                                                                           5,137,139
                                                                                                         -----------
       SPECIALTY RETAIL 0.7%
(a)    Chico's FAS Inc. ..................................        United States            36,461            259,238
       The Gap Inc. ......................................        United States            36,569            719,678
                                                                                                         -----------
                                                                                                             978,916
                                                                                                         -----------
       WIRELESS TELECOMMUNICATION SERVICES 1.1%
       Vodafone Group PLC, ADR ...........................       United Kingdom            50,593          1,492,999
                                                                                                         -----------
       TOTAL COMMON STOCKS AND WARRANTS (COST $62,926,506)                                                77,290,659
                                                                                                         -----------
       PREFERRED STOCK (COST $73,607) 0.8%
       METALS & MINING 0.8%
       Companhia Vale do Rio Doce, ADR, pfd., A .........            Brazil                33,728            983,171
                                                                                                         -----------

                                                                                         PRINCIPAL
                                                                                         AMOUNT (b)
                                                                                       -------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 36.0%
       European Investment Bank, 4.50% - 3.092%,
       5/15/13............................................      Supranational (c)      2,550,000 NOK        490,251
(d, e) Government of Argentina, FRN,3.092%, 8/03/12                Argentina           1,334,000            706,188
       Government of Canada,
       6.00%, 6/01/08 ....................................          Canada               389,000 CAD        381,444
       4.25%, 12/01/08 ...................................          Canada               690,000 CAD        679,722
       6.00%, 6/01/11 ....................................          Canada             1,202,000 CAD      1,284,743

            108 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

           TEMPLETON GLOBAL ASSET ALLOCATION FUND                COUNTRY/ORGANIZATION     PRINCIPAL AMOUNT (b)          VALUE
-------------------------------------------------------------    --------------------     --------------------     --------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Indonesia,
          11.00%, 11/15/20 ..................................           Indonesia         12,000,000,000 IDR       $   1,232,108
          11.00%, 9/15/25 ...................................           Indonesia          9,900,000,000 IDR             988,034
          12.00%, 9/15/26 ...................................           Indonesia          3,140,000,000 IDR             337,215
(f) Government of Iraq, 144A, 5.80%, 1/15/28.................             Iraq                   239,000                 169,092
    Government of Malaysia,
          6.45%, 7/01/08 ....................................           Malaysia               1,685,000 MYR             530,746
          3.756%, 4/28/11 ...................................           Malaysia              13,480,000 MYR           4,253,683
          3.461%, 7/31/13 ...................................           Malaysia               1,340,000 MYR             417,438
          3.814%, 2/15/17 ...................................           Malaysia               6,640,000 MYR           2,076,697
          4.24%, 2/07/18 ....................................           Malaysia               4,700,000 MYR           1,515,219
    Government of Mexico, 10.00%, 12/05/24 ..................            Mexico               133,000 (g)MXN           1,541,241
    Government of New Zealand, 7.00%, 7/15/09 ...............          New Zealand             3,204,000 NZD           2,528,375
    Government of Norway,
          5.50%, 5/15/09 ....................................            Norway                5,740,000 NOK           1,132,058
          6.00%, 5/16/11 ....................................            Norway                5,800,000 NOK           1,186,244
    Government of Poland,
          6.00%, 5/24/09 ....................................            Poland                9,900,000 PLN           4,430,950
          5.75%, 9/23/22 ....................................            Poland                4,075,000 PLN           1,793,707
    Government of Singapore,
          1.50%, 4/01/08 ....................................           Singapore                 80,000 SGD              58,129
          5.625%, 7/01/08 ...................................           Singapore                777,000 SGD             571,127
          4.375%, 1/15/09 ...................................           Singapore                200,000 SGD             149,235
    Government of Sweden,
          6.50%, 5/05/08 ....................................            Sweden                7,170,000 SEK           1,208,549
          5.00%, 1/28/09 ....................................            Sweden               14,200,000 SEK           2,404,727
          5.50%, 10/08/12 ...................................            Sweden                8,620,000 SEK           1,549,674
      (h) Strip, 9/17/08 ....................................            Sweden                3,000,000 SEK             495,210
(d) KfW Bankengruppe, FRN, 0.658%, 8/08/11 ..................            Germany             235,000,000 JPY           2,356,997
    Korea Treasury Bond,
          5.25%, 9/10/12 ....................................          South Korea         1,840,000,000 KRW           1,867,941
          5.50%, 9/10/17 ....................................          South Korea         1,800,000,000 KRW           1,849,277
          5.25%, 3/10/27 ....................................          South Korea         1,895,000,000 KRW           1,905,028
    New South Wales Treasury Corp., 6.00%, 5/01/12 ..........           Australia              1,025,000 AUD             908,291
    Nota Do Tesouro Nacional,
          9.762%, 1/01/12 ...................................            Brazil                 3,450 (i)BRL           1,783,826
      (j) Index Linked, 6.00%, 5/15/15 ......................            Brazil                 1,000 (i)BRL             883,927
      (j) Index Linked, 6.00%, 5/15/45 ......................            Brazil                 1,430 (i)BRL           1,236,018
    Queensland Treasury Corp., 6.00%,  7/14/09 ..............           Australia                540,000 AUD             488,474
                                                                                                                   -------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
         (COST $41,672,302) .................................                                                         47,391,585
                                                                                                                   -------------
    TOTAL LONG TERM INVESTMENTS (COST $104,672,415) .........                                                        125,665,415
                                                                                                                   -------------

                   Quarterly Statements of Investments | 109

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

             TEMPLETON GLOBAL ASSET ALLOCATION FUND                 COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT (b)       VALUE
---------------------------------------------------------------     --------------------   --------------------   ------------
    SHORT TERM INVESTMENTS 2.8%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.8%
(h) Egypt Treasury Bills, 7/01/08 - 12/16/08 ..................            Egypt             10,025,000 EGP       $   1,784,956
(h) Government of Sweden, Strip, 6/18/08 ......................           Sweden              3,000,000 SEK             500,267
(h) Norway Treasury Bills, 6/18/08 - 9/17/08 ..................           Norway                530,000 NOK             101,988
                                                                                                                  -------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $2,256,487) .......................................                                                       2,387,211
                                                                                                                  -------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
      (COST $106,928,902) .....................................                                                     128,052,626
                                                                                                                  -------------
    MONEY MARKET FUND (COST $1,305,145) 1.0%
(k) Franklin Institutional Fiduciary Trust Money Market
    Portfolio, 2.50% ..........................................        United States          1,305,145               1,305,145
                                                                                                                  -------------
    TOTAL INVESTMENTS (COST $108,234,047) 98.3% ...............                                                     129,357,771
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 1.0% ....                                                       1,368,716
    OTHER ASSETS, LESS LIABILITIES 0.7% .......................                                                         921,568
                                                                                                                  -------------
    NET ASSETS 100.0% .........................................                                                   $ 131,648,055
                                                                                                                  =============

See Currency and Selected Portfolio Abbreviations on page 121.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  The coupon rate shown represents the rate at period end.

(e) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the value of this security was $169,092, representing 0.13% of net assets.

(g)  Principal amount is stated in 100 Mexican Peso Units.

(h)  The security is traded on a discount basis with no stated coupon rate.

(i)  Principal amount is stated in 1,000 Brazilian Real Units.

(j)  Redemption price at maturity is adjusted for inflation.

(k) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

           110 | See Notes to Statements of Investments. | Quarterly
                           Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                   TEMPLETON GLOBAL INCOME SECURITIES FUND                      PRINCIPAL AMOUNT (a)      VALUE
-----------------------------------------------------------------------------   -------------------    ------------
        GOVERNMENT AND AGENCY SECURITIES 78.6%
        ARGENTINA 1.8%
(b, c)  Government of Argentina, FRN,3.092%,8/03/12 .........................         32,562,000      $  17,237,549
                                                                                                      -------------

        AUSTRALIA 0.9%
        New South WalesTreasuryCorp.,6.00%,5/01/12 ..........................          6,350,000 AUD      5,626,974
        Queensland Treasury Corp., 6.00%, 7/14/09 ...........................          3,195,000 AUD      2,890,136
                                                                                                      -------------
                                                                                                          8,517,110
                                                                                                      -------------
        AUSTRIA 4.2%
        Government of Austria, 5.00%, 7/15/12 ...............................            400,000 EUR        660,847
        Oesterreichische Kontrollbank AG, senior bond, 2.75%, 6/14/11 .......         40,000,000 CHF     40,277,833
                                                                                                      -------------
                                                                                                         40,938,680
                                                                                                      -------------
        BELGIUM 0.1%
        Government of Belgium, 7.50%, 7/29/08 ...............................            686,000 EUR      1,094,127
                                                                                                      -------------

        BRAZIL 3.8%
        Nota Do Tesouro Nacional,
             9.762%,1/01/12 .................................................         20,470 (d) BRL     10,584,033
             9.762%, 1/01/14 ................................................          7,100 (d) BRL      3,535,482
             9.762%, 1/01/17 ................................................         22,490 (d) BRL     10,720,862
         (e) Index Linked, 6.00%, 5/15/15 ...................................          2,750 (d) BRL      2,430,799
         (e) Index Linked, 6.00%, 5/15/45 ...................................         10,825 (d) BRL      9,356,574
                                                                                                      -------------
                                                                                                         36,627,750
                                                                                                      -------------
        CANADA 2.0%
        Government of Canada, 4.25%, 12/01/08 ...............................         14,500,000 CAD     14,284,018
        Province of Alberta, 5.00%, 12/16/08 ................................          1,405,000 CAD      1,391,003
        Province of Manitoba, 6.375%, 9/01/15 ...............................          1,638,000 NZD      1,204,782
        Province of Ontario,
             5.70%, 12/01/08 ................................................          2,200,000 CAD      2,185,478
             6.25%, 6/16/15 .................................................            925,000 NZD        673,434
                                                                                                      -------------

                                                                                                         19,738,715
                                                                                                      -------------

        FRANCE 4.5%
        Government of France,
             4.00%, 10/25/09 ................................................            195,000 EUR        309,149
             4.25%, 10/25/17 ................................................         27,650,000 EUR     44,048,247
                                                                                                      -------------
                                                                                                         44,357,396
                                                                                                      -------------
        GERMANY 4.7%
    (b) KfW Bankengruppe, FRN,0.658%,8/08/11 ................................      4,590,000,000 JPY     46,036,671
                                                                                                      -------------

        INDONESIA 3.4%
        Government of Indonesia,
             14.275%, 12/15/13 ..............................................     14,267,000,000 IDR      1,787,980
             11.50%, 9/15/19 ................................................     30,075,000,000 IDR      3,251,613
             11.00%, 11/15/20 ...............................................     31,230,000,000 IDR      3,206,562
             12.80%, 6/15/21 ................................................     74,215,000,000 IDR      8,494,604
             12.90%, 6/15/22 ................................................     10,710,000,000 IDR      1,232,792

                    Quarterly Statements of Investments | 111

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

           TEMPLETON GLOBAL INCOME SECURITIES FUND         PRINCIPAL AMOUNT (a)       VALUE
---------------------------------------------------------  --------------------   ------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    INDONESIA (CONTINUED)
    Government of Indonesia, (continued)
         10.25%,7/15/22 ..................................   52,500,000,000 IDR   $  5,047,529
         11.75%,8/15/23 ..................................    5,491,000,000 IDR        584,936
         11.00%,9/15/25 ..................................   39,400,000,000 IDR      3,932,175
         12.00%,9/15/26 ..................................    8,230,000,000 IDR        883,847
         10.25%,7/15/27 ..................................   48,220,000,000 IDR      4,496,843
                                                                                  ------------
                                                                                    32,918,881
                                                                                  ------------
    IRAQ 0.7%
(f) Government of Iraq, Reg S, 5.80%, 1/15/28 ............        9,300,000          6,579,750
                                                                                  ------------

    MALAYSIA 7.3%
    Government of Malaysia,
         6.45%, 7/01/08 ..................................       14,772,000 MYR      4,652,924
         3.917%,9/30/08 ..................................          400,000 MYR        125,298
         4.305%,2/27/09 ..................................        4,210,000 MYR      1,326,863
         7.00%, 3/15/09 ..................................       12,234,000 MYR      3,953,315
         6.844%,10/01/09 .................................        2,800,000 MYR        919,072
         3.756%, 4/28/11 .................................      106,560,000 MYR     33,625,552
         3.461%, 7/31/13 .................................       12,600,000 MYR      3,925,159
         3.814%, 2/15/17 .................................       18,885,000 MYR      5,906,388
         4.24%, 2/07/18 ..................................       53,500,000 MYR     17,247,707
                                                                                  ------------
                                                                                    71,682,278
                                                                                  ------------
    MEXICO 4.1%
    Government of Mexico,
     (g) 144A, 7.50%, 3/08/10 ............................      450,000 (h) EUR        752,210
         9.00%, 12/20/12 .................................      265,000 (h) MXN      2,651,706
         8.00%, 12/19/13 .................................      794,500 (h) MXN      7,682,484
         8.00%, 12/17/15 .................................      726,000 (h) MXN      7,050,133
         7.25%, 12/15/16 .................................      250,000 (h) MXN      2,321,626
         10.00%,12/05/24 .................................    1,655,000 (h) MXN     19,178,602
                                                                                  ------------
                                                                                    39,636,761
                                                                                  ------------
    NETHERLANDS 2.0%
    Government of the Netherlands, 4.50%, 7/15/17 ........       12,280,000 EUR     20,014,525
                                                                                  ------------

    NEW ZEALAND 0.2%
    Government of New Zealand, 7.00%, 7/15/09 ............        2,435,000 NZD      1,921,534
                                                                                  ------------

    NORWAY 3.2%
    Government of Norway,
         5.50%, 5/15/09 ..................................       76,360,000 NOK     15,059,916
         6.00%, 5/16/11 ..................................       29,300,000 NOK      5,992,579
         6.50%, 5/15/13 ..................................       49,400,000 NOK     10,625,487
                                                                                  ------------
                                                                                    31,677,982
                                                                                  ------------

                   112 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                TEMPLETON GLOBAL INCOME SECURITIES FUND                         PRINCIPAL AMOUNT (a)       VALUE
------------------------------------------------------------------------------  --------------------   --------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    PERU 0.5%
    Government of Peru,
         7, 8.60%, 8/12/17 ....................................................        6,185,000 PEN   $    2,611,167
         7.84%, 8/12/20 .......................................................        4,945,000 PEN        1,988,349
                                                                                                       --------------
                                                                                                            4,599,516
                                                                                                       --------------
    PHILIPPINES 0.1%
(f) Government of the Philippines, Reg S, 9.125%, 2/22/10 .....................          330,000 EUR          550,553
                                                                                                       --------------

    POLAND 2.4%
    Government of Poland,
         6.00%, 5/24/09 .......................................................        4,045,000 PLN        1,810,424
         5.75%, 9/23/22 .......................................................       48,750,000 PLN       21,458,455
                                                                                                       --------------
                                                                                                           23,268,879
                                                                                                       --------------
    SINGAPORE 3.7%
    Government of Singapore,
         1.50%, 4/01/08 .......................................................          350,000 SGD          254,315
         5.625%, 7/01/08 ......................................................        8,370,000 SGD        6,152,292
         4.375%, 1/15/09 ......................................................       35,320,000 SGD       26,354,982
         2.375%, 10/01/09 .....................................................        4,320,000 SGD        3,207,444
                                                                                                       --------------
                                                                                                           35,969,033
                                                                                                       --------------
    SOUTH AFRICA 0.0% (i)
    Government of South Africa, 5.25%, 5/16/13 ................................          200,000 EUR          303,087
                                                                                                       --------------

    SOUTH KOREA 11.9%
    Korea Deposit Insurance Corp.,
         07-1, 5.57%, 9/14/12 .................................................    6,600,000,000 KRW        6,692,480
         08-1, 5.28%, 2/15/13 .................................................      880,000,000 KRW          875,837
    Korea Treasury Bond,
         5.25%, 9/10/12 .......................................................   28,539,000,000 KRW       28,972,379
         5.00%, 9/10/16 .......................................................    2,806,000,000 KRW        2,789,197
         5.50%, 9/10/17 .......................................................   58,055,600,000 KRW       59,644,942
         5.25%, 3/10/27 .......................................................   16,857,900,000 KRW       16,947,105
                                                                                                       --------------
                                                                                                          115,921,940
                                                                                                       --------------
(j) SUPRANATIONAL 7.7%
    European Bank For Reconstruction & Development, senior note,
      5.10%, 6/12/09 ..........................................................       40,000,000 PLN       17,851,947
    European Investment Bank,
         4.50%, 5/15/13 .......................................................       33,700,000 NOK        6,479,003
     (b) senior note, FRN, 0.75%, 9/21/11 .....................................    3,040,000,000 JPY       30,483,966
    Inter-American Development Bank,
         1.90%, 7/08/09 .......................................................      175,000,000 JPY        1,778,931
         6.00%, 12/15/17 ......................................................          575,000 NZD          407,647
         senior note, 7.50%, 12/05/24 .........................................      200,000,000 MXN       18,463,447
                                                                                                       --------------
                                                                                                           75,464,941
                                                                                                       --------------

                    Quarterly Statements of Investments | 113

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                     TEMPLETON GLOBAL INCOME SECURITIES FUND                        PRINCIPAL AMOUNT (a)       VALUE
---------------------------------------------------------------------------------   --------------------   -------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    SWEDEN 9.4%
    Government of Sweden,
         6.50%, 5/05/08 .........................................................        151,000,000 SEK   $   25,452,007
         5.00%, 1/28/09 .........................................................        363,050,000 SEK       61,481,418
     (k) Strip, 9/17/08 .........................................................         30,000,000 SEK        4,952,099
                                                                                                           --------------
                                                                                                               91,885,524
                                                                                                           --------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $724,420,769) ..................                             766,943,182
                                                                                                           --------------

    SHORT TERM INVESTMENTS 18.3%
    GOVERNMENT AND AGENCY SECURITIES 6.1%
    CANADA 0.2%

(k) Canada Treasury Bill, 5/01/08 ...............................................          1,900,000 CAD        1,845,555
                                                                                                           --------------
    EGYPT 4.5%
(k) Egypt Treasury Bills, 4/01/08 - 3/17/09 .....................................        251,400,000 EGP       43,921,934
                                                                                                           --------------

    MALAYSIA 0.9%
    Government of Malaysia,
         3.541%, 7/08/8 .........................................................          6,100,000 MYR        1,907,759
         3.562%, 7/15/8 .........................................................         10,550,000 MYR        3,299,808
(k) Malaysia Treasury Bills, 7/04/08 - 9/23/08 ..................................         10,540,000 MYR        3,246,757
                                                                                                           --------------
                                                                                                                8,454,324
                                                                                                           --------------
    SWEDEN 0.5%
(k) Government of Sweden, Strip, 6/18/08 ........................................         30,000,000 SEK        5,002,666
                                                                                                           --------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $57,444,353) ...................
                                                                                                               59,224,479
                                                                                                           --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $781,865,122) ...........                             826,167,661
                                                                                                           --------------
    UNITED STATES 12.2%
    REPURCHASE AGREEMENT (COST $119,149,015) 12.2%
(l) Joint Repurchase Agreement, 2.022%, 4/01/08 (Maturity Value $119,155,708) ...            119,149,015       19,149,015
     ABN AMRO Bank NV, New York Branch (Maturity Value $12,953,417)
     Banc of America Securities LLC (Maturity Value $12,953,417)
     Barclays Capital Inc. (Maturity Value $16,876,023)
     BNP Paribas Securities Corp. (Maturity Value $12,953,417)
     Deutsche Bank Securities Inc. (Maturity Value $12,953,417)
     Goldman, Sachs & Co. (Maturity Value $12,953,417)
     Lehman Brothers Inc. (Maturity Value $6,698,934)
     Merrill Lynch Government Securities Inc. (Maturity Value $12,953,417)
     Morgan Stanley & Co. Inc. (Maturity Value $4,906,832)
     UBS Securities LLC (Maturity Value $12,953,417)
       Collateralized by U.S. Government Agency Securities, 2.21%-6.25%,
         4/11/08 - 10/03/12; (k) U.S. Government Agency Discount Notes, 5/14/08 -8/01/12;
         (k) U.S. Treasury Bill, 7/24/08; and U.S. Treasury Notes, 3.375%-4.875%,
             8/31/08 - 9/15/09

                   114 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

            TEMPLETON GLOBAL INCOME SECURITIES FUND                  VALUE
---------------------------------------------------------------  --------------
     TOTAL INVESTMENTS (COST $901,014,137) 96.9% ..............  $  945,316,676
     NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 1.6% ...      16,094,887
     OTHER ASSETS, LESS LIABILITIES 1.5% ......................      14,392,298
                                                                 --------------
     NET ASSETS 100.0% ........................................  $  975,803,861
                                                                 ==============

See Currency and Selected Portfolio Abbreviations on page 121.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d)  Principal amount is stated in 1,000 Brazilian Real Units.

(e)  Principal amount of security is adjusted for inflation.

(f) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of these securities was $7,130,303, representing 0.73% of net assets.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the value of this security was $752,210, representing 0.08% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i)  Rounds to less than 0.1% of net assets.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2008, all repurchase agreements had been entered into on that date.

        Quarterly Statements of Investments | See Notes to Statements of
                               Investments. | 115

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

      TEMPLETON GROWTH SECURITIES FUND              COUNTRY          SHARES         VALUE
---------------------------------------------   --------------    -----------   ------------
    COMMON STOCKS 97.6%
    AEROSPACE & DEFENSE 0.9%
    BAE Systems PLC .........................   United Kingdom        355,850   $  3,426,759
(a) BAE Systems PLC, 144A ...................   United Kingdom            369          3,553
    Raytheon Co. ............................   United States         186,177     12,028,896
(b) Rolls-Royce Group PLC ...................   United Kingdom      1,349,842     10,795,408
(b) Rolls-Royce Group PLC, B ................   United Kingdom    120,945,843        240,017
                                                                                ------------
                                                                                  26,494,633
                                                                                ------------
    AIR FREIGHT & LOGISTICS 2.7%
    Deutsche Post AG ........................      Germany          1,087,062     33,250,459
    United Parcel Service Inc., B ...........   United States         657,270     47,993,856
                                                                                ------------
                                                                                  81,244,315
                                                                                ------------
    AUTO COMPONENTS 0.7%
(b) Lear Corp. ..............................   United States         240,108      6,221,198
    NGK Spark Plug Co. Ltd. .................       Japan             483,000      6,275,683
    Valeo SA ................................       France            202,767      8,039,082
                                                                                ------------
                                                                                  20,535,963
                                                                                ------------
    AUTOMOBILES 3.3%
    Bayerische Motoren Werke AG .............      Germany            696,807     38,535,958
    Harley-Davidson Inc. ....................   United States         299,480     11,230,500
    Hyundai Motor Co. Ltd. ..................    South Korea          268,950     21,426,925
    Peugeot SA ..............................       France            376,732     29,200,616
                                                                                ------------
                                                                                 100,393,999
                                                                                ------------
    BIOTECHNOLOGY 1.4%
(b) Amgen Inc. ..............................   United States       1,032,850     43,152,473
                                                                                ------------
    BUILDING PRODUCTS 0.8%
    Assa Abloy AB, B ........................       Sweden            886,200     16,062,990
(b) USG Corp. ...............................   United States         206,245      7,593,941
                                                                                ------------
                                                                                  23,656,931
                                                                                ------------
    CAPITAL MARKETS 0.9%
    Nomura Holdings Inc. ....................       Japan             433,174      6,470,793
    UBS AG ..................................    Switzerland          725,948     21,090,054
                                                                                ------------
                                                                                  27,560,847
                                                                                ------------
    COMMERCIAL BANKS 8.7%
    HSBC Holdings PLC .......................   United Kingdom      2,959,079     48,201,641
    Intesa Sanpaolo SpA .....................       Italy           6,641,820     46,805,633
    Kookmin Bank ............................    South Korea          426,140     23,838,195
    Mitsubishi UFJ Financial Group Inc. .....       Japan           3,810,370     32,852,957
    Royal Bank of Scotland Group PLC ........   United Kingdom      4,925,001     32,961,681
    Shinsei Bank Ltd. .......................       Japan           4,530,000     14,941,802
    Sumitomo Mitsui Financial Group Inc. ....       Japan               3,814     25,083,804
    UniCredit SpA ...........................       Italy           6,063,647     40,577,878
                                                                                ------------
                                                                                 265,263,591
                                                                                ------------

                   116 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

       TEMPLETON GROWTH SECURITIES FUND              COUNTRY           SHARES        VALUE
-----------------------------------------------   -------------       ---------   ------------
    COMMON STOCKS (CONTINUED)
    COMMERCIAL SERVICES & SUPPLIES 1.3%
    Adecco SA .................................    Switzerland          261,060   $ 15,071,261
    Pitney Bowes Inc. .........................   United States         288,990     10,120,430
    Randstad Holding NV .......................    Netherlands          339,150     15,881,771
                                                                                  ------------
                                                                                    41,073,462
                                                                                  ------------
    COMMUNICATIONS EQUIPMENT 0.7%
(b) Cisco Systems Inc. ........................   United States         292,240      7,040,062
    Telefonaktiebolaget LM Ericsson, B ........       Sweden          7,423,970     14,561,701
                                                                                  ------------
                                                                                    21,601,763
                                                                                  ------------
    COMPUTERS & PERIPHERALS 2.1%
    Seagate Technology ........................   United States       3,071,238     64,311,724
                                                                                  ------------
    CONSTRUCTION MATERIALS 0.3%
    CRH PLC ...................................      Ireland            216,030      8,210,320
                                                                                  ------------
    DIVERSIFIED FINANCIAL SERVICES 1.6%
    ING Groep NV ..............................    Netherlands        1,279,530     47,902,118
                                                                                  ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 6.5%
    Belgacom ..................................      Belgium            233,162     10,322,388
    France Telecom SA .........................       France          1,428,670     48,028,729
    KT Corp., ADR .............................    South Korea          862,201     20,477,274
    Singapore Telecommunications Ltd. .........     Singapore        12,064,000     34,274,471
    Telefonica SA .............................       Spain             806,850     23,176,815
    Telefonos de Mexico SAB de CV, L, ADR .....       Mexico            471,465     17,727,084
    Telekom Austria AG ........................      Austria            793,940     16,402,758
(b) Telenor ASA ...............................       Norway          1,478,027     28,298,013
                                                                                  ------------
                                                                                   198,707,532
                                                                                  ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
(b) Celestica Inc. ............................       Canada            343,812      2,310,417
(b) Flextronics International Ltd. ............     Singapore           641,110      6,020,023
    FUJIFILM Holdings Corp. ...................       Japan             643,837     22,785,549
    Tyco Electronics Ltd. .....................   United States         847,788     29,096,084
                                                                                  ------------
                                                                                    60,212,073
                                                                                  ------------
    FOOD PRODUCTS 1.4%
    Nestle SA .................................    Switzerland           86,034     42,978,027
                                                                                  ------------
    HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
(b) Boston Scientific Corp. ...................   United States       3,115,270     40,093,525
    Covidien Ltd. .............................   United States         594,418     26,302,996
    Olympus Corp. .............................       Japan                 800         24,222
                                                                                  ------------
                                                                                    66,420,743
                                                                                  ------------
    HOTELS, RESTAURANTS & LEISURE 1.2%
    Accor SA ..................................       France            184,940     13,502,869
    Compass Group PLC .........................   United Kingdom      3,665,779     23,442,843
                                                                                  ------------
                                                                                    36,945,712
                                                                                  ------------

                   Quarterly Statements of Investments | 117

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

          TEMPLETON GROWTH SECURITIES FUND                   COUNTRY          SHARES        VALUE
-----------------------------------------------------    --------------      ---------   ------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 6.7%
    General Electric Co. ............................    United States       2,123,410   $ 78,587,404
    Koninklijke Philips Electronics NV ..............     Netherlands          912,198     34,884,467
    Siemens AG ......................................       Germany            602,004     65,740,389
    Tyco International Ltd. .........................    United States         594,418     26,184,113
                                                                                         ------------
                                                                                          205,396,373
                                                                                         ------------
    INSURANCE 6.2%
    American International Group Inc. ...............    United States       1,023,745     44,276,971
    Aviva PLC .......................................    United Kingdom      3,808,161     46,666,296
    Muenchener Rueckversicherungs-Gesellschaft AG....       Germany             95,260     18,643,259
    Old Mutual PLC ..................................    United Kingdom      7,445,420     16,326,856
    Progressive Corp. ...............................    United States         952,720     15,310,210
    Standard Life PLC ...............................    United Kingdom      2,504,813     12,240,598
    Torchmark Corp. .................................    United States         253,277     15,224,480
    Willis Group Holdings Ltd. ......................    United States         586,490     19,711,929
                                                                                         ------------
                                                                                          188,400,599
                                                                                         ------------
    INTERNET & CATALOG RETAIL 0.5%
(b) Expedia Inc. ....................................    United States         694,780     15,208,734
                                                                                         ------------
    IT SERVICES 2.7%
    Accenture Ltd., A ...............................    United States       1,524,537     53,617,966
    Electronic Data Systems Corp. ...................    United States       1,762,290     29,342,129
                                                                                         ------------
                                                                                           82,960,095
                                                                                         ------------
    LEISURE EQUIPMENT & PRODUCTS 0.8%
    Eastman Kodak Co. ...............................    United States       1,484,649     26,233,748
                                                                                         ------------
    MACHINERY 0.3%
    Pentair Inc. ....................................    United States         259,900      8,290,810
                                                                                         ------------
    MEDIA 11.2%
    Comcast Corp., A ................................    United States       2,085,382     39,559,696
(b) The Interpublic Group of Cos. Inc. ..............    United States       2,280,168     19,176,213
    Mediaset SpA ....................................        Italy           1,867,440     17,271,650
    News Corp., A ...................................    United States       3,701,922     69,411,037
    Pearson PLC .....................................    United Kingdom      1,618,498     21,889,160
    Reed Elsevier NV ................................     Netherlands        1,484,745     28,307,947
    Time Warner Inc. ................................    United States       3,275,372     45,920,715
(b) Viacom Inc., B ..................................    United States       1,325,938     52,533,664
    Vivendi SA ......................................        France          1,126,740     44,013,761
    Yell Group PLC ..................................    United Kingdom      1,206,310      3,686,640
                                                                                         ------------
                                                                                          341,770,483
                                                                                         ------------
    OFFICE ELECTRONICS 0.8%
    Konica Minolta Holdings Ltd. ....................        Japan           1,733,800     23,535,668
                                                                                         ------------
    OIL, GAS & CONSUMABLE FUELS 7.4%
    BP PLC ..........................................    United Kingdom      4,841,787     49,195,651
    El Paso Corp. ...................................    United States       2,309,384     38,428,150

                   118 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)

        TEMPLETON GROWTH SECURITIES FUND                COUNTRY          SHARES        VALUE
------------------------------------------------    --------------      ---------   ------------
    COMMON STOCKS (CONTINUED)
    OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    Eni SpA .....................................       Italy             863,977   $ 29,454,082
    Gazprom, ADR ................................       Russia            330,460     16,737,799
    Royal Dutch Shell PLC, B ....................   United Kingdom      1,405,134     47,320,645
    Total SA, B .................................       France            600,930     44,614,986
                                                                                    ------------
                                                                                     225,751,313
                                                                                    ------------
    PAPER & FOREST PRODUCTS 2.1%
    International Paper Co. .....................   United States         465,453     12,660,322
    Stora Enso OYJ, R ...........................      Finland          1,117,082     12,888,192
    Svenska Cellulosa AB, B .....................       Sweden            999,463     18,200,025
    UPM-Kymmene OYJ .............................      Finland          1,087,262     19,305,288
                                                                                    ------------
                                                                                      63,053,827
                                                                                    ------------
    PHARMACEUTICALS 7.4%
    GlaxoSmithKline PLC .........................   United Kingdom      2,211,422     46,782,120
    Merck & Co. Inc. ............................   United States         647,601     24,576,458
    Novartis AG .................................    Switzerland          762,074     39,047,279
    Pfizer Inc. .................................   United States       3,182,513     66,609,997
    Sanofi-Aventis ..............................       France            640,537     48,040,798
                                                                                    ------------
                                                                                     225,056,652
                                                                                    ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 1.1%
    Cheung Kong (Holdings) Ltd. .................     Hong Kong         1,199,833     17,032,135
    Swire Pacific Ltd., A .......................     Hong Kong         1,408,516     15,887,015
                                                                                    ------------
                                                                                      32,919,150
                                                                                    ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
(b) Infineon Technologies AG ....................      Germany          2,227,809     15,717,195
    Samsung Electronics Co. Ltd. ................    South Korea           80,600     50,703,085
                                                                                    ------------
                                                                                      66,420,280
                                                                                    ------------
    SOFTWARE 5.8%
(b) Cadence Design Systems Inc. .................   United States         858,398      9,167,691
    Microsoft Corp. .............................   United States       2,981,829     84,624,307
(b) Oracle Corp. ................................   United States       3,491,900     68,301,564
    SAP AG ......................................      Germany            324,650     16,089,206
                                                                                    ------------
                                                                                     178,182,768
                                                                                    ------------
    SPECIALTY RETAIL 0.7%
(b) Chico's FAS Inc. ............................   United States       1,293,800      9,198,918
    Kingfisher PLC ..............................   United Kingdom      4,268,881     11,182,504
                                                                                    ------------
                                                                                      20,381,422
                                                                                    ------------
    TRADING COMPANIES & DISTRIBUTORS 0.2%
    Wolseley PLC ................................   United Kingdom        628,740      6,612,993
                                                                                    ------------
    WIRELESS TELECOMMUNICATION SERVICES 2.8%
    SK Telecom Co. Ltd. .........................    South Korea           51,673      9,730,918
    SK Telecom Co. Ltd., ADR ....................    South Korea          108,491      2,344,491

                   Quarterly Statements of Investments | 119

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED) (CONTINUED)


         TEMPLETON GROWTH SECURITIES FUND               COUNTRY             SHARES              VALUE
---------------------------------------------------  --------------    ---------------      --------------
    COMMON STOCKS (CONTINUED)
    WIRELESS TELECOMMUNICATION SERVICES(CONTINUED)
    Sprint Nextel Corp. ...........................  United States              2,792,710   $   18,683,230
    Vodafone Group PLC ............................  United Kingdom            18,461,433       55,284,797
                                                                                            --------------
                                                                                                86,043,436
                                                                                            --------------
    TOTAL COMMON STOCKS (COST $2,900,913,859) .....                                          2,972,884,577
                                                                                            --------------

                                                                        PRINCIPAL AMOUNT
                                                                        ----------------
    SHORT TERM INVESTMENTS 2.1%
    U.S. GOVERNMENT AND AGENCY SECURITIES 2.1%
(c) FHLB, 4/01/08-4/14/08..........................  United States          $  7,789,000        7,787,567
(c) FHLB, 10/24/08.................................  United States            40,700,000       40,240,049
(c) FNMA, 9/17/08..................................  United States            15,000,000       14,860,920
                                                                                           --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $62,751,739)............................                                            62,888,536
                                                                                           --------------
    TOTAL INVESTMENTS (COST $2,963,665,598)
      99.7%........................................                                         3,035,773,113
    OTHER ASSETS, LESS LIABILITIES 0.3%............                                            10,651,035
                                                                                           --------------
    NET ASSETS 100.0%..............................                                        $3,046,424,148
                                                                                           --------------

See Selected Portfolio Abbreviations on page 121.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of this security was $3,553, representing less than 0.01% of net assets.

(b)   Non-income producing for the twelve months ended March 31, 2008.

(c)   The security is traded on a discount basis with no stated coupon rate.

           120 | See Notes to Statements of Investments. | Quarterly
                           Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    CURRENCY ABBREVIATIONS                                     SELECTED PORTFOLIO ABBREVIATIONS
--------------------------------                  ----------------------------------------------------------
AUD         - Australian Dollar                   ADR         - American Depository Receipt
BRL         - Brazilian Real                      FFCB        - Federal Farm Credit Bank
CAD         - Canadian Dollar                     FHLB        - Federal Home Loan Bank
CHF         - Swiss Francs                        FHLMC       - Federal Home Loan Mortgage Corp.
EGP         - Egyptian Pound                      FICO        - Financing Corp.
EUR         - Euro                                FNMA        - Federal National Mortgage Association
GBP         - British Pound                       FRN         - Floating Rate Note
IDR         - Indonesian Rupiah                   GDR         - Global Depository Receipt
JPY         - Japanese Yen                        GL          - Government Loan
KRW         - South Korean Won                    GNMA        - Government National Mortgage Association
MXN         - Mexican Peso                        GO          - General Obligation
MYR         - Malaysian Ringgit                   HUD         - Housing and Urban Development
NOK         - Norwegian Krone                     L/C         - Letter of Credit
NZD         - New Zealand Dollar                  MTN         - Medium Term Note
PEN         - Peruvian Nuevo Sol                  PC          - Participation Certificate
PLN         - Polish Zloty                        PIK         - Payment-In-Kind
SEK         - Swedish Krona                       PIPES       - Private Investment in Public Equity Security
SGD         - Singapore Dollar                    PL          - Project Loan
                                                  REIT        - Real Estate Investment Trust
                                                  SBA         - Small Business Administration
                                                  SDR         - Swedish Depository Receipt
                                                  SF          - Single Family
                                                  TVA         - Tennessee Valley Authority

        Quarterly Statements of Investments | See Notes to Statements of
                               Investments. | 121

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-three separate funds (Funds). All Funds are diversified except the Franklin Global Real Estate Securities Fund and the Templeton Global Income Securities Fund, which are non-diversified.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in Franklin Templeton mutual funds (the Underlying Funds).

Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds and Underlying Funds are valued at the closing net asset value. Joint repurchase agreements and repurchase agreements are valued at cost.

Securities in the Franklin Money Market Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Net asset value per share for the Franklin Templeton VIP Founding Funds Allocation Fund is calculated based on the values of the Underlying Funds.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

                   122 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

                   Quarterly Statements of Investments | 123

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                     FRANKLIN
                                    FRANKLIN           GLOBAL      FRANKLIN GLOBAL  FRANKLIN GROWTH
                                 FLEX CAP GROWTH   COMMUNICATIONS    REAL ESTATE      AND INCOME
                                 SECURITIES FUND  SECURITIES FUND  SECURITIES FUND  SECURITIES FUND
                                 ---------------  ---------------  ---------------  ---------------
Cost of investments ..........   $   224,089,871  $   171,649,299  $   828,006,788  $   519,514,297
                                 ---------------  ---------------  ---------------  ---------------
Unrealized appreciation ......   $    12,742,167  $    62,091,191  $    91,676,431  $    97,333,797
Unrealized depreciation ......       (13,818,719)     (17,113,071)     (86,183,627)     (80,247,782)
                                 ---------------  ---------------  ---------------  ---------------
Net unrealized appreciation
   (depreciation) .............  $    (1,076,552) $    44,978,120  $     5,492,804  $    17,086,015
                                 ---------------  ---------------  ---------------  ---------------

                                    FRANKLIN         FRANKLIN          FRANKLIN         FRANKLIN
                                   HIGH INCOME        INCOME       LARGE CAP GROWTH  LARGE CAP VALUE
                                 SECURITIES FUND  SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                                 ---------------  ---------------  ----------------  ---------------
Cost of investments ...........  $   203,884,482  $ 7,678,559,394  $    595,235,018  $    38,558,426
                                 ---------------  ---------------  ----------------  ---------------
Unrealized appreciation .......  $     1,559,096  $   362,418,940  $     92,461,837  $     4,195,628
Unrealized depreciation .......      (18,294,033)    (629,295,770)      (56,535,625)      (4,641,220)
                                 ---------------  ---------------  ----------------  ---------------
Net unrealized appreciation
   (depreciation) .............  $   (16,734,937) $  (266,876,830) $     35,926,212  $      (445,592)
                                 ---------------  ---------------  ----------------  ---------------

                                                                                     FRANKLIN
                                   FRANKLIN       FRANKLIN          FRANKLIN       SMALL-MID CAP
                                 MONEY MARKET  RISING DIVIDENDS  SMALL CAP VALUE     GROWTH
                                     FUND      SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                                 ------------  ----------------  ---------------  ---------------
Cost of investments ...........  $ 36,268,954  $  1,826,165,328  $ 1,220,541,552  $   999,997,742
                                 ------------  ----------------  ---------------  ---------------
Unrealized appreciation .......  $         --  $    499,288,352  $   276,431,518  $   218,294,749
Unrealized depreciation .......            --      (185,247,761)    (217,440,098)    (106,305,094)
                                 ------------  ----------------  ---------------  ---------------
Net unrealized appreciation
   (depreciation)   ...........  $         --  $    314,040,591  $    58,991,420  $   111,989,655
                                 ------------  ----------------  ---------------  ---------------

                                                      FRANKLIN
                                     FRANKLIN       TEMPLETON VIP      FRANKLIN        FRANKLIN
                                 STRATEGIC INCOME  FOUNDING FUNDS   U.S. GOVERNMENT   ZERO COUPON
                                 SECURITIES FUND   ALLOCATION FUND       FUND         FUND - 2010
                                 ----------------  ---------------  ---------------  -------------
Cost of investments ...........  $  1,152,281,448  $   247,479,674  $   546,989,844  $ 109,948,436
                                 ----------------  ---------------  ---------------  -------------
Unrealized appreciation .......  $     34,900,365  $            --  $    17,435,377  $  11,216,292
Unrealized depreciation .......       (56,502,675)     (16,499,963)        (687,362)            --
                                 ----------------  ---------------  ---------------  -------------
Net unrealized appreciation
   (depreciation) .............  $    (21,602,310) $   (16,499,963) $    16,748,015  $  11,216,292
                                 ----------------  ---------------  ---------------  -------------

                   124 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3.    INCOME TAXES (CONTINUED)

                                                                        TEMPLETON         TEMPLETON
                                 MUTUAL DISCOVERY   MUTUAL SHARES   DEVELOPING MARKETS     FOREIGN
                                 SECURITIES FUND   SECURITIES FUND    SECURITIES FUND   SECURITIES FUND
                                 ----------------  ---------------  ------------------  ---------------
Cost of investments ...........  $  1,504,278,759  $ 5,163,642,865  $    1,196,041,191  $ 3,098,870,205
                                 ----------------  ---------------  ------------------  ---------------
Unrealized appreciation .......  $    394,480,031  $   923,366,596  $      435,881,411  $   749,768,678
Unrealized depreciation .......      (116,380,912)    (598,953,466)        (98,213,117)    (255,205,088)
                                 ----------------  ---------------  ------------------  ---------------
Net unrealized appreciation
   (depreciation) .............  $    278,099,119  $   324,413,130  $      337,668,294  $   494,563,590
                                 ----------------  ---------------  ------------------  ---------------

                                        TEMPLETON        TEMPLETON        TEMPLETON
                                       GLOBAL ASSET    GLOBAL INCOME        GROWTH
                                     ALLOCATION FUND  SECURITIES FUND  SECURITIES FUND
                                     ---------------  ---------------  ---------------
Cost of investments ...........      $   108,459,818  $   903,336,899  $ 2,963,665,598
                                     ---------------  ---------------  ---------------
Unrealized appreciation .......      $    26,629,784  $    52,553,624  $   383,120,210
Unrealized depreciation .......           (5,731,831)     (10,573,847)    (311,012,695)
                                     ---------------  ---------------  ---------------
Net unrealized appreciation
   (depreciation) .............      $    20,897,953  $    41,979,777  $    72,107,515
                                     ---------------  ---------------  ---------------

4.    FORWARD EXCHANGE CONTRACTS

At March 31, 2008, the Franklin Global Real Estate Securities Fund, the Franklin Strategic Income Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund and the Templeton Global Income Securities Fund had the following forward exchange contracts outstanding:

                                                     CONTRACT    SETTLEMENT  UNREALIZED  UNREALIZED
                                                     AMOUNT (a)     DATE        GAIN        LOSS
                                                    ----------   ----------  ----------  ----------
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
CONTRACTS TO BUY
           8,868,314 Australian Dollar ..........    8,084,000     4/15/08   $    5,821  $       --
           2,808,472 British Pound ..............    5,622,000     4/15/08           --     (54,628)
           7,223,771 Canadian Dollar ............    7,236,000     4/15/08           --    (199,745)
           2,723,098 Euro .......................    4,269,000     4/15/08       26,661          --
         681,253,100 Japanese Yen ...............    6,325,000     4/15/08      511,558          --
          10,608,486 Norwegian Krone ............    1,972,159     4/15/08      108,355          --
           6,226,826 Singapore Dollar ...........    4,476,968     4/15/08       50,809          --
          11,992,641 Canadian Dollar ............   11,778,000     4/22/08           --     (97,994)
         516,510,072 Japanese Yen ...............    5,174,000     5/14/08       18,286          --
          62,778,128 Hong Kong Dollar ...........    8,088,000     6/16/08           --      (6,767)
         572,962,016 Japanese Yen ...............    5,792,000     6/16/08           --     (22,608)

                   Quarterly Statements of Investments | 125

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4.    FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                       CONTRACT      SETTLEMENT  UNREALIZED   UNREALIZED
                                                       AMOUNT (a)       DATE        GAIN         LOSS
                                                  -----------------  ----------  ----------  -----------
   FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
     (CONTINUED)
   CONTRACTS TO SELL
         42,978,191  Australian Dollar  ......      38,100,721         4/15/08  $        --  $(1,104,690)
         32,652,312  British Pound ...........      63,870,921         4/15/08           --     (857,350)
         14,683,824  Canadian Dollar  ........      14,406,782         4/15/08      104,123           --
         12,099,605  Euro  ...................      17,859,017         4/15/08           --   (1,227,996)
      1,480,471,178  Japanese Yen  ...........      13,703,174         4/15/08           --   (1,153,753)
         10,608,486  Norwegian Krone .........       1,997,260         4/15/08           --      (83,254)
         11,273,535  Singapore Dollar  .......       7,921,746         4/15/08           --     (275,699)
         14,475,239  Canadian Dollar . .......      14,072,759         4/22/08           --      (25,127)
         43,616,935  Australian Dollar  ......      39,008,573         5/14/08           --     (624,054)
          5,863,449  British Pound  ..........      11,431,967         5/14/08           --     (164,867)
         10,738,433  Euro  ...................      15,692,836         5/14/08           --   (1,225,690)
      3,453,289,970  Japanese Yen  ...........      32,309,724         5/14/08           --   (2,404,931)
          5,619,331  Singapore Dollar  .......       3,985,341         5/14/08           --     (106,037)
          6,684,228  Canadian Dollar  ........       6,579,936         5/21/08       74,263           --
         62,114,329  Australian Dollar  ......      57,196,032         6/16/08    1,093,850      (67,096)
          4,930,244  British Pound  ..........       9,929,512         6/16/08      205,296           --
         23,317,868  Euro  ...................      36,149,551         6/16/08           --     (523,649)
        133,237,459  Hong Kong Dollar  .......      17,145,913         6/16/08           --       (5,330)
      2,217,121,873  Japanese Yen  ...........      22,136,048         6/16/08           --     (189,071)
          4,352,940  Singapore Dollar  .......       3,168,267         6/16/08           --       (4,468)
                                                                                -----------  -----------
         Unrealizedgain (loss) on forward
           exchange contracts ................                                    2,199,022  (10,424,804)
                                                                                -----------  -----------
             Net unrealized gain (loss) on
               forward exchange contracts ....                                               $(8,225,782)
   FRANKLIN STRATEGIC INCOME SECURITIES FUND                                                 ===========
   CONTRACTS TO BUY
          9,239,840  Swiss Franc  ............       8,000,000        10/24/08   $1,287,219  $        --
          2,723,250  Swiss Franc  ............       2,500,000         1/22/09      233,108           --
        127,500,000  Indian Rupee  ...........       4,132,044 NZD     2/27/09       62,164           --
  CONTRACTS TO SELL
         47,681,503  Mexican Peso ............   2,187,388,972 CLP     6/12/08      548,926           --
         36,540,189  Mexican Peso  ...........     399,051,385 KZT     6/30/08           --     (115,999)
         17,883,017  Mexican Peso  ...........     813,140,798 CLP     9/15/08      196,875           --
         11,143,906  Mexican Peso  ...........      39,977,648 INR    10/20/08           --      (34,944)
         35,467,487  Mexican Peso ............     123,540,352 INR     1/27/09           --     (171,659)
   10,477,500,000  South Korean Won ..........      12,073,913 CHF     2/13/09    1,515,273           --
         26,512,592  Mexican Peso  ...........       2,356,256         2/27/09           --      (33,735)
         22,400,000  Euro  ...................      33,537,952         3/04/09           --   (1,208,393)
          3,620,000  Euro  ...................     550,909,700 JPY     3/05/09           --      (11,717)
          3,620,000  Euro  ...................     556,748,760 JPY     3/09/09       49,519           --
         11,000,000  Euro  ...................      16,782,150         3/16/09           --     (271,219)
                                                                                -----------  -----------
        Unrealized gain (loss) on forward
          exchange contracts .................                                    3,893,084   (1,847,666)
                                                                                -----------  -----------
             Net unrealized gain (loss) on
               forward exchange contracts ....                                  $ 2,045,418
                                                                                ===========

                   126 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                   CONTRACT       SETTLEMENT    UNREALIZED       UNREALIZED
                                                   AMOUNT (a)        DATE          GAIN            LOSS
                                                 -------------    ----------    -----------    -------------
 MUTUAL DISCOVERY SECURITIES FUND
 CONTRACTS TO BUY
        1,122,248   British Pound ...........        2,240,758       4/10/08    $        --    $     (15,268)
       38,205,120   Danish Krone ............        7,500,000       4/23/08        578,374               --
          300,000   Euro ....................          432,351       4/24/08         40,751               --
        7,465,683   Norwegian Krone .........        1,439,042       5/19/08         20,674               --
          300,000   Euro ....................          432,390       5/28/08         39,913               --
        3,664,877   British Pound ...........        7,297,629       6/10/08             --          (65,632)

CONTRACTS TO SELL
       31,820,040   British Pound ...........       63,758,279       4/10/08        657,061               --
        3,217,445   New Zealand Dollar ......        2,564,326       4/10/08         37,339               --
       19,960,000   Euro ....................       29,461,881       4/14/08             --       (2,025,908)
       76,751,608   Swedish Krona ...........       12,074,667       4/15/08             --         (826,823)
      238,000,449   Danish Krone ............       45,661,104       4/23/08             --       (4,663,478)
       18,982,169   Euro ....................       26,956,958       4/24/08             --       (2,978,024)
       14,037,268   Euro ....................       21,510,174       5/13/08             --         (606,876)
       17,700,000   Euro ....................       25,332,173       5/19/08             --       (2,546,990)
      248,356,363   Norwegian Krone .........       45,832,686       5/19/08             --       (2,726,821)
       73,664,854   Euro ....................      108,488,165       5/28/08             --       (7,485,565)
       37,850,000   British Pound ...........       75,501,405       6/10/08        811,020               --
       55,232,085   Euro ....................       81,611,888       6/13/08          3,295       (5,271,601)
       54,131,209   Swiss Franc .............       52,342,986       7/07/08             --       (2,138,119)
       10,920,692   Singapore Dollar ........        7,721,682       7/24/08             --         (245,378)
       30,500,000   Euro ....................       44,764,130       7/25/08             --       (3,098,647)
    3,722,879,401   Japanese Yen ............       38,532,095       9/19/08        899,941               --
    7,423,485,000   South Korean Won ........        7,500,000       9/29/08          4,415          (11,566)
       11,018,766   Canadian Dollar .........       10,774,192      10/27/08         83,497               --
    1,500,000,000   Japanese Yen ............       15,527,950      12/19/08        312,553               --
                                                                                -----------    -------------
  Unrealized gain (loss) on forward exchange contracts .....................      3,488,833      (34,706,696)
                                                                                -----------    -------------
    Net unrealized gain (loss) on forward exchange contracts ...............                   $ (31,217,863)
                                                                                               =============

MUTUAL SHARES SECURITIES FUND
CONTRACTS TO BUY
      21,644,762    Swedish Krona ...........        3,320,000       4/15/08    $   318,356    $          --
      24,655,651    Danish Krone ............        4,835,000       4/23/08        378,374               --
       1,580,000    Euro ....................        2,277,049       4/24/08        214,620               --
       2,228,756    Euro ....................        3,226,384       5/28/08        282,442               --
         643,529    British Pound ...........        1,286,177       6/10/08             --          (16,284)

CONTRACTS TO SELL
      92,858,612    British Pound ...........      186,061,793       4/10/08      1,917,102               --
      77,400,000    Euro ....................      114,065,154       4/14/08             --       (8,036,793)
     285,390,619    Swedish Krona ...........       44,920,541       4/15/08             --       (3,051,928)
     295,030,294    Danish Krone ............       56,552,199       4/23/08             --       (5,831,196)
      87,099,562    Euro ....................      122,912,106       4/24/08             --      (14,444,369)
      24,720,000    Euro ....................       38,266,560       5/13/08             --         (682,150)

                   Quarterly Statements of Investments | 127

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT           SETTLEMENT    UNREALIZED       UNREALIZED
                                                    AMOUNT (a)            DATE          GAIN            LOSS
                                                 -------------         ----------    -----------    -------------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
     110,784,842    Euro ....................      158,756,156           5/19/08     $        --    $ (15,740,376)
      66,824,364    Norwegian Krone .........       12,309,488           5/19/08              --         (756,246)
      56,146,189    Euro ....................       82,572,057           5/28/08              --       (5,821,291)
      88,450,000    British Pound ...........      176,437,385           6/10/08       1,896,711               --
     259,325,134    Norwegian Krone .........       50,315,931           6/10/08              --         (281,756)
      80,787,152    Euro ....................      121,178,881           6/13/08              --       (5,899,492)
      84,534,683    Swiss Franc .............       81,745,741           7/07/08              --       (3,335,360)
      21,700,707    Singapore Dollar ........       15,248,834           7/24/08              --         (582,656)
      60,139,592    Euro ....................       88,300,462           7/25/08              --       (6,074,878)
   2,807,065,841    Japanese Yen ............       29,059,971           9/19/08         685,177               --
   6,681,136,500    South Korean Won ........        6,750,000           9/29/08           3,973          (10,409)
      20,954,887    Canadian Dollar .........       20,489,769          10/27/08         158,789               --
   1,000,000,000    Japanese Yen ............       10,351,967          12/19/08         208,369               --
                                                                                     -----------    -------------
  Unrealized  gain (loss) on forward exchange
     contracts ..............................                                          6,063,913      (70,565,184)
                                                                                     -----------    -------------
    Net unrealized gain (loss) on forward
      exchange contracts.....................                                                       $ (64,501,271)
                                                                                                    =============

TEMPLETON GLOBAL ASSET ALLOCATION FUND
CONTRACTS TO BUY
      44,640,800    Japanese Yen ............          400,000           8/20/08     $    50,709    $          --
      22,139,600    Japanese Yen ............          200,000           8/25/08          23,573               --
         825,000    Swiss Franc .............          712,054          10/20/08         117,235               --
     250,565,000    Japanese Yen ............        1,582,749 EUR      12/08/08          75,311               --
     127,176,500    Kazakhstan Tenge ........          991,630           1/16/09          24,785               --
     243,250,000    Kazakhstan Tenge ........        1,900,391           1/20/09          42,616               --
      81,000,000    Indian Rupee ............        2,625,063 NZD       2/27/09          39,492               --

CONTRACTS TO SELL
       4,002,526    Mexican Peso ............      183,615,857 CLP       6/12/08          46,078               --
       3,500,000    Mexican Peso ............          314,395           7/28/08              --           (9,577)
         642,600    Euro ....................      100,848,359 JPY      12/08/08          21,637               --
       8,900,000    Mexican Peso ............        2,252,768 PEN       1/20/09          30,934               --
   5,650,000,000    South Korean Won ........        6,432,369 CHF       1/30/09         740,460               --
  Unrealized gain (loss) on offsetting
    forward exchange contracts ..............                                            284,035         (118,572)
                                                                                     -----------    -------------
    Unrealized gain (loss) on forward
      exchange contracts ....................                                          1,496,865         (128,149)
                                                                                     -----------    -------------
      Net unrealized gain (loss) on forward
        exchange contracts...................                                        $ 1,368,716
                                                                                     ===========

                   128 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED       UNREALIZED
                                                    AMOUNT (a)           DATE           GAIN           LOSS
                                                 -------------        ----------    -----------    -------------
TEMPLETON GLOBAL INCOME SECURITIES FUND
CONTRACTS TO BUY
     293,932,800    Kazakhstan Tenge ........        2,400,000           7/25/08    $     7,676    $          --
     125,841,100    Japanese Yen ............        1,100,000           8/07/08        169,879               --
     154,044,450    Japanese Yen ............        1,350,000           8/08/08        204,544               --
     154,325,250    Japanese Yen ............        1,350,000           8/11/08        207,563               --
     290,165,200    Japanese Yen ............        2,600,000           8/20/08        329,603               --
     143,907,400    Japanese Yen ............        1,300,000           8/25/08        153,224               --
      27,917,500    Japanese Yen ............          251,283           9/04/08         30,749               --
     422,114,000    Japanese Yen ............        2,800,000 EUR       9/12/08             --         (115,705)
      25,000,000    Indian Rupee ............          868,538 NZD       9/24/08             --          (45,704)
     335,289,200    Japanese Yen ............        3,040,000           9/25/08        350,026               --
     502,467,600    Japanese Yen ............        4,530,000           9/26/08        550,528               --
     361,308,750    Kazakhstan Tenge ........        2,850,000          10/10/08         81,019               --
   1,448,425,000    Chilean Peso ............        2,875,000          10/20/08        400,160               --
     646,280,000    Chilean Peso ............        1,280,000          10/22/08        181,254               --
     882,350,000    Chilean Peso ............        1,750,000          10/23/08        244,941               --
     192,000,000    Kazakhstan Tenge ........        1,500,000          11/03/08         51,720               --
       3,423,150    Swiss Franc .............        3,000,000          11/03/08        440,090               --
   1,342,374,000    Japanese Yen ............       12,100,000          11/04/08      1,493,148               --
     144,407,250    Japanese Yen ............        1,362,076          11/14/08        100,779               --
       2,670,000    Euro ....................        9,865,650 RON      12/03/08        184,609               --
       2,225,000    Euro ....................        8,068,963 RON      12/04/08        215,712               --
     345,000,000    Japanese Yen ............        3,124,123          12/04/08        373,416               --
     224,539,500    Japanese Yen ............        2,100,817          12/05/08        175,605               --
     673,264,800    Kazakhstan Tenge ........        5,200,000          12/12/08        208,360               --
     280,943,000    Japanese Yen ............        2,600,000          12/15/08        249,338               --
     281,190,000    Japanese Yen ............        2,600,000          12/17/08        252,061               --
     142,890,000    Kazakhstan Tenge ........        1,100,000          12/22/08         46,065               --
      33,600,000    Japanese Yen ............          321,987           1/22/09         19,252               --
       1,410,703    Peruvian Nuevo Sol ......        5,494,676 MXN       1/22/09         26,624               --
     514,600,000    Kazakhstan Tenge ........        4,000,000           1/29/09        105,315               --
      34,696,800    Japanese Yen ............          226,895 EUR       1/30/09             --              (20)
   1,202,095,000    Japanese Yen ............       11,500,000           1/30/09        711,838               --
     139,956,750    Kazakhstan Tenge ........        1,085,020           2/06/09         30,267               --
     440,854,500    Japanese Yen ............        4,150,000           2/17/09        331,387               --
      56,848,000    Kazakhstan Tenge ........          440,000           2/26/09         11,753               --
      88,025,000    Indian Rupee ............        2,852,731 NZD       2/27/09         42,918               --
     139,956,750    Kazakhstan Tenge ........        1,085,020           2/27/09         60,041               --
      10,703,553    Mexican Peso ............        2,035,283 BRL       4/22/08        150,482               --
       2,329,569    New Zealand Dollar ......       74,243,350 INR       4/28/08         25,652               --
      12,494,827    Mexican Peso ............        2,368,373 BRL       5/07/08        169,787               --
       9,640,135    Mexican Peso ............      447,379,362 CLP       5/16/08        121,382               --
      14,559,327    Mexican Peso ............      667,853,823 CLP       5/20/08        165,866               --
      30,000,000    Mexican Peso ............      113,235,000 INR       5/21/08         16,437               --

                   Quarterly Statements of Investments | 129

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                 CONTRACT         SETTLEMENT    UNREALIZED       UNREALIZED
                                                 AMOUNT (a)          DATE           GAIN           LOSS
                                             -----------------    ----------    -----------    -------------
TEMPLETON GLOBAL INCOME SECURITIES FUND
  (CONTINUED)
CONTRACTS TO SELL
      46,737,959    Mexican Peso ........      507,359,240 KZT       5/27/08    $        --    $    (174,776)
      40,184,041    Mexican Peso ........      435,289,606 KZT       5/29/08             --         (157,776)
       5,422,023    Mexican Peso ........      248,735,300 CLP       6/12/08         62,420               --
      28,963,409    Mexican Peso ........      319,383,671 KZT       6/25/08             --          (66,760)
      23,073,608    Mexican Peso ........        6,530,985 PEN       6/30/08        262,340               --
       2,017,928    Mexican Peso ........       91,755,188 CLP       9/15/08         22,215               --
      22,711,151    Mexican Peso ........    1,037,699,748 CLP      10/01/08        263,331               --
      23,225,918    Mexican Peso ........    1,057,613,091 CLP      10/02/08        261,315               --
   2,888,971,900    South Korean Won ....        3,505,821 CHF      11/13/08        601,351               --
      14,750,000    Romanian Leu ........       32,712,353 NOK      11/17/08        317,133               --
   2,722,612,000    South Korean Won ....        3,359,632 CHF      11/17/08        622,467               --
  12,324,637,500    South Korean Won ....       14,532,681 CHF      11/25/08      2,137,171               --
   2,307,240,000    South Korean Won ....        2,746,093 CHF      11/26/08        425,659               --
   6,395,688,000    South Korean Won ....        7,616,569 CHF      11/28/08      1,184,086               --
   2,435,035,200    South Korean Won ....        2,944,527 CHF      12/02/08        495,498               --
   7,728,240,000    South Korean Won ....        9,251,942 CHF      12/03/08      1,478,733               --
         357,000    Euro ................       56,026,866 JPY      12/08/08         12,021               --
   3,734,309,600    South Korean Won ....        4,513,743 CHF      12/09/08        757,469               --
   2,671,578,000    South Korean Won ....        4,119,944 SGD      12/10/08        312,680               --
      12,319,825    Romanian Leu ........       31,800,179 SEK      12/15/08        315,024               --
   2,136,044,750    South Korean Won ....        2,610,663 CHF      12/15/08        461,932               --
      35,571,270    Mexican Peso ........      123,684,863 INR       1/22/09             --         (179,046)
      35,134,048    Mexican Peso ........        8,893,130 PEN       1/20/09        122,116               --
  19,086,450,000    South Korean Won ....       21,977,351 CHF       1/20/09      2,755,313               --
  14,735,520,000    South Korean Won ....       16,768,537 CHF       1/21/09      1,927,221               --
      25,863,307    Mexican Peso ........        2,264,837           1/22/09             --          (76,608)
   7,467,604,560    South Korean Won ....        7,837,536           1/23/09        285,276               --
      30,321,722    Mexican Peso ........      105,249,728 INR       1/27/09             --         (155,774)
       6,905,529    Euro ................       10,067,915           1/28/09             --         (661,335)
       9,671,012    Euro ................       14,093,398           1/29/09             --         (931,933)
       2,754,660    Euro ................        4,039,984           2/04/09             --         (238,580)
     109,729,627    Mexican Peso ........        9,687,440           2/06/09             --         (228,859)
      24,730,081    Mexican Peso ........        2,185,505           2/09/09             --          (48,564)
      17,294,895    Romanian Leu ........      113,908,408 CZK       2/12/09        149,900               --
       6,322,150    Romanian Leu ........       41,840,621 CZK       2/17/09         69,100               --
       4,372,314    Euro ................        6,316,026           2/19/09             --         (470,328)
      20,047,506    Euro ................    3,084,228,608 JPY       2/23/09        248,207               --
      20,047,506    Euro ................       29,139,835           2/23/09             --       (1,970,470)
      13,365,004    Euro ................    2,058,163,838 JPY       2/25/09        189,335               --
       6,682,502    Euro ................        9,766,477           2/25/09             --         (602,655)
   3,682,120,000    South Korean Won ....        3,880,000           2/25/09        154,853               --

                   130 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                 CONTRACT         SETTLEMENT    UNREALIZED       UNREALIZED
                                                 AMOUNT (a)          DATE           GAIN           LOSS
                                             -----------------    ----------    -----------    -------------
TEMPLETON GLOBAL INCOME SECURITIES FUND
   (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
       6,682,502    Euro ................    1,024,875,284 JPY       2/26/09    $    52,746    $          --
      19,134,891    Euro ................       27,976,632           2/26/09             --       (1,713,284)
      30,071,259    Euro ................    4,675,686,507 JPY       2/27/09        889,428               --
      49,196,407    Euro ................       72,657,715           2/27/09             --       (3,672,423)
      58,914,810    Mexican Peso ........        5,232,001           2/27/09             --          (78,905)
       4,517,459    Romanian Leu ........       29,268,617 CZK       2/27/09         13,368               --
   3,675,562,800    South Korean Won ....        3,880,000           2/27/09        161,409               --
       6,682,502    Euro ................       10,016,803           3/03/09             --         (349,419)
      10,166,171    Mexican Peso ........          905,309           3/03/09             --          (10,691)
      10,023,753    Euro ................       14,994,799           3/04/09             --         (553,807)
   3,655,736,000    South Korean Won ....        3,880,000           3/04/09        181,275               --
       3,341,251    Euro ................      513,877,721 JPY       3/09/09         45,706               --
       3,341,251    Euro ................        5,032,258           3/09/09             --         (149,399)
       2,505,938    Euro ................      384,147,766 JPY       3/10/09         21,777               --
       3,341,251    Euro ................        5,048,463           3/10/09             --         (132,952)
       3,341,251    Euro ................        5,105,816           3/17/09             --          (73,902)
   7,760,000,000    South Korean Won ....        8,012,071 CHF       3/27/09        180,710               --
       6,027,094    Euro ................      918,887,847 JPY       3/31/09         17,234               --
  Unrealized gain (loss) on offsetting
     forward exchange contracts .........                                         2,805,673               --
                                                                                -----------    -------------
    Unrealized gain (loss) on
      forward exchange contracts ........                                        28,954,562      (12,859,675)
                                                                                -----------    -------------
      Net unrealized gain (loss) on
        forward exchange contracts ......                                       $16,094,887
                                                                                ===========

(a)   In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS

BRL     -     Brazilian Real

CHF     -     Swiss Franc

CLP     -     Chilean Peso

CZK     -     Czech Koruna

EUR     -     Euro

INR     -     Indian Rupee

JPY     -     Japanese Yen

KZT     -     Kazakhstan Tenge

MXN     -     Mexican Peso

NOK     -     Norwegian Krone

NZD     -     New Zealand Dollar

PEN     -     Peruvian Nuevo Sol

RON     -     Romanian Leu

SEK     -     Swedish Krona

SGD     -     Singapore Dollar

                   Quarterly Statements of Investments | 131

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES

At March 31, 2008, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL AMOUNT/SHARES                                                         ACQUISITION
  WARRANTS/CONTRACTS                          ISSUER                                DATES               COST           VALUE
-----------------------   -----------------------------------------------    -------------------    ------------    -------------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
      309,399             Dilithium Networks Inc., depository
                            receipt, D, pfd., 144A, PIPES ...............                7/13/06    $  720,899      $   1,067,426
                                                                                                                    =============
                          TOTAL RESTRICTED SECURITIES (0.50% of Net Assets)

FRANKLIN HIGH INCOME SECURITIES FUND
            44,604    (a) Goss Holdings Inc., B .........................               11/17/99    $   89,208      $          --
                                                                                                                    =============
                          TOTAL RESTRICTED SECURITIES (0.00% of Net Assets)

(a) The Fund also invests in unrestricted securities of the issuer, valued at $0 as of March 31, 2008.

MUTUAL DISCOVERY SECURITIES FUND
            17,729        AboveNet Inc. .................................    10/02/01 - 12/12/07    $    813,452    $     886,450
                23        AboveNet Inc., stock grant, grant price
                            $20.95, expiration date 9/09/13 .............      4/17/06 - 9/08/06              --              824
               628        AboveNet Inc., wts., 9/08/08 ..................     10/02/01 - 9/07/07          71,565           24,618
               739        AboveNet Inc., wts., 9/08/10 ..................     10/02/01 - 9/07/07          76,964           26,604
           800,000        The Bankshares Inc. ...........................                3/22/07       8,000,000        8,000,000
         1,897,400        Cerberus CG Investor I LLC ....................                7/26/07       1,897,400        1,340,795
         1,897,400        Cerberus CG Investor I LLC, 12.00%,
                            7/31/14 .....................................                7/26/07       1,897,400        1,340,795
         1,897,400        Cerberus CG Investor II LLC ...................                7/26/07       1,897,400        1,340,795
         1,897,400        Cerberus CG Investor II LLC, 12.00%,
                            7/31/14 .....................................                7/26/07       1,897,400        1,340,795
           948,700        Cerberus CG Investor III LLC ..................                7/26/07         948,700          670,397
           948,700        Cerberus CG Investor III LLC, 12.00%,
                            7/31/14 .....................................                7/26/07         948,700          670,397
           598,507        Cerberus FIM Investors Auto Finance
                            LLC .........................................               11/20/06         598,507          271,084
         1,794,300        Cerberus FIM Investors Auto Finance LLC,
                            12.00%, 11/22/13 ............................               11/21/06       1,794,300          812,699
            49,854        Cerberus FIM Investors Commercial
                            Finance LLC .................................               11/20/06          49,854           22,581
           149,561        Cerberus FIM Investors Commercial
                            Finance LLC, 12.00%, 11/22/13 ...............               11/20/06         149,561           67,741
            93,443        Cerberus FIM Investors Commercial
                            Mortgage LLC ................................               11/20/06          93,443           42,324
           280,330        Cerberus FIM Investors Commercial
                            Mortgage LLC, 12.00%, 11/22/13 ..............               11/20/06         280,330          126,971
           457,037        Cerberus FIM Investors Insurance LLC ..........               11/20/06         457,037          207,007
         1,371,111        Cerberus FIM Investors Insurance LLC,
                            12.00%, 11/22/13 ............................               11/20/06       1,371,111          621,022
           850,909        Cerberus FIM Investors Rescap LLC .............               11/20/06         850,909          385,405

                   132 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/SHARES                                                          ACQUISITION
  WARRANTS/CONTRACTS                          ISSUER                                DATES               COST            VALUE
-----------------------   -----------------------------------------------    -------------------    ------------    -------------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
         2,552,726        Cerberus FIM Investors Rescap LLC,
                            12.00%, 11/22/13 ............................               11/20/06     $ 2,552,726    $   1,156,215
             9,611        Dana Holding Corp., 4.00%, cvt. pfd., B .......               12/27/07         961,100          875,001
            21,716        DecisionOne Corp. .............................      9/28/99 - 7/18/00          16,482               --
                          DecisionOne Corp.,
            27,119          12.00%, 4/15/10 .............................     10/29/99 - 1/16/08          48,911           27,119
             5,008          FRN, 7.912%, 5/12/09 ........................                7/19/07           5,008            5,008
            11,923        DecisionOne Corp., wts., 6/08/17 ..............                7/09/07              --               --
             1,903        Elephant Capital Holdings Ltd. ................      8/23/04 - 3/10/08         249,189          490,635
           324,727        Esmark Inc.  ..................................    11/08/04 - 11/28/07       6,014,604        3,302,474
           451,787        Imagine Group Holdings Ltd. ...................                8/31/04       4,626,976        5,168,443
           355,744        International Automotive Components
                            Group Brazil LLC ............................      4/13/06 - 8/21/06         212,896        1,331,201
            74,174        International Automotive Components
                            Group Japan LLC .............................      9/26/06 - 3/27/07         644,456          630,901
         1,512,200        International Automotive Components
                            Group LLC  ..................................     1/12/06 - 10/16/06       1,512,945        1,616,844
         1,353,608        International Automotive Components
                            Group NA LLC, A .............................     3/30/07 - 10/10/07       1,351,311        1,351,916
           407,500        International Automotive Components
                            Group NA LLC, 9.00%, 4/01/17 ................                3/30/07         413,612          407,500
            69,402        Kindred Healthcare Inc. .......................      5/20/99 - 3/29/06         647,829        1,441,931
                          Kindred Healthcare Inc., stock grants:
               241          grant price $18.15, expiration date
                              7/17/11 ...................................      7/17/02 - 7/17/05              --              633
                73          grant price $19.87, expiration date
                              1/01/12 ...................................      1/13/03 - 1/01/06              --               66
                73          grant price $6.94, expiration date
                              1/01/13 ...................................      1/01/04 - 1/03/07              --            1,010
                73          grant price $19.87, expiration date
                              1/01/14 ...................................      1/01/05 - 1/01/08              --               66
                45          grant price $21.33, expiration date
                              1/10/15 ...................................      1/06/06 - 1/10/08              --               --
                31          grant price $22.08, expiration date
                              1/10/16 ...................................      1/09/07 - 1/10/08              --               --
                15          grant price $19.40, expiration date
                              1/10/17 ...................................                1/10/08              --               21
         1,460,000        MPF Corp. Ltd. ................................                5/08/06       7,500,856        6,020,619
         2,277,704        Motor Coach Industries International Inc.,
                            FRN, 16.085%, 12/01/08 ......................      5/27/04 - 2/29/08       2,277,704        2,163,819
             9,306        NCB Warrant Holdings Ltd., A ..................     12/16/05 - 3/10/08          97,943          216,885
             2,140        Olympus Re Holdings Ltd. ......................               12/19/01         212,514            7,009
                          Pontus I LLC, junior note, 144A, FRN,
         1,992,766          5.349%, 7/24/09 .............................                1/22/08       1,992,766        1,591,164
         1,800,100          5.575%, 7/24/09 .............................                2/25/08       1,800,100        1,883,081
         1,990,000          6.901%, 7/24/09 .............................                2/12/08       1,990,000        1,661,910

                   Quarterly Statements of Investments | 133

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/SHARES                                                          ACQUISITION
  WARRANTS/CONTRACTS                          ISSUER                                DATES               COST           VALUE
-----------------------   -----------------------------------------------    -------------------    ------------    -------------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
           994,900        Pontus II Trust, junior note, 144A, FRN,
                          6.901%, 6/25/09 ...............................                2/29/08    $    994,900    $     830,872
             4,289        PTV Inc., 10.00%, pfd., A .....................     12/07/01 - 3/06/02           6,004              858
                                                                                                                    -------------
                          TOTAL RESTRICTED SECURITIES(2.84% of Net Assets)                                          $  50,382,505
                                                                                                                    =============

MUTUAL SHARES SECURITIES FUND
            59,723        AboveNet Inc. .................................    10/02/01 - 12/12/07    $  3,108,481    $   2,986,150
                78        AboveNet Inc., stock grant, grant price
                            $20.95, expiration date 9/09/13 .............      4/17/06 - 9/08/06              --            2,796
             2,546        AboveNet Inc., wts., 9/08/08 ..................     10/02/01 - 9/07/07         293,521           99,803
             2,995        AboveNet Inc., wts., 9/08/10 ..................     10/02/01 - 9/07/07         315,092          107,820
         7,173,000        Cerberus CG Investor I LLC ....................                7/26/07       7,173,000        5,068,790
         7,173,000        Cerberus CG Investor I LLC, 12.00%,
                            7/31/14 .....................................                7/26/07       7,173,000        5,068,790
         7,173,000        Cerberus CG Investor II LLC ...................                7/26/07       7,173,000        5,068,790
         7,173,000        Cerberus CG Investor II LLC, 12.00%,
                            7/31/14 .....................................                7/26/07       7,173,000        5,068,790
         3,586,500        Cerberus CG Investor III LLC ..................                7/26/07       3,586,500        2,534,395
         3,586,500        Cerberus CG Investor III LLC, 12.00%,
                            7/31/14 .....................................                7/26/07       3,586,500        2,534,395
         2,306,869        Cerberus FIM Investors Auto Finance
                            LLC .........................................               11/20/06       2,306,870        1,044,859
         6,915,902        Cerberus FIM Investors Auto Finance
                          LLC, 12.00%, 11/22/13 .........................                  11/21/06       6,915,902        3,132,444
           192,155        Cerberus FIM Investors Commercial
                            Finance LLC .................................               11/20/06         192,155           87,033
           576,466        Cerberus FIM Investors Commercial
                            Finance LLC, 12.00%, 11/22/13 ...............               11/20/06         576,466          261,101
           360,165        Cerberus FIM Investors Commercial
                            Mortgage LLC ................................               11/20/06         360,166          163,131
         1,080,497        Cerberus FIM Investors Commercial
                            Mortgage LLC, 12.00%, 11/22/13 ..............               11/20/06       1,080,497          489,393
         1,761,591        Cerberus FIM Investors Insurance LLC ..........               11/20/06       1,761,591          797,884
         5,284,774        Cerberus FIM Investors Insurance LLC,
                            12.00%, 11/22/13 ............................               11/20/06       5,284,774        2,393,652
         3,279,720        Cerberus FIM Investors Rescap LLC .............               11/20/06       3,279,719        1,485,495
         9,839,154        Cerberus FIM Investors Rescap LLC,
                            12.00%, 11/22/13 ............................               11/20/06       9,839,156        4,456,484
            37,154        Dana Holding Corp., 4.00%, cvt. pfd., B .......               12/27/07       3,715,400        3,382,561
           108,227        DecisionOne Corp. .............................      3/12/99 - 7/18/00          76,619               --
                          DecisionOne Corp.,
           135,149          12.00%, 4/15/10 .............................      3/12/99 - 1/16/08         236,541          135,149
            24,958          FRN, 7.912%, 5/12/09 ........................                7/09/07          24,958           24,958
            59,425        DecisionOne Corp., wts., 6/08/17 ..............                7/09/07              --               --
            11,728        Elephant Capital Holdings Ltd. ................      8/29/03 - 3/10/08       1,535,957        3,024,038

                   134 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/SHARES                                                         ACQUISITION
  WARRANTS/CONTRACTS                          ISSUER                                DATES               COST           VALUE
-----------------------   -----------------------------------------------    -------------------    ------------    -------------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
         1,783,526        Esmark Inc. ...................................    11/8/04 -  11/28/07    $ 33,034,512    $  18,138,459
         5,565,600        GLCP Harrah's Investment LP ...................                1/15/08       5,565,600        5,565,600
         1,451,684        International Automotive Components
                            Group Brazil LLC ............................      4/13/06 - 8/21/06         868,763        5,432,229
           269,643        International Automotive Components
                            Group Japan LLC .............................      9/26/06 - 3/27/07       2,342,784        2,293,500
         6,170,474        International Automotive Components
                            Group LLC ...................................    1/12/06 -  10/16/06       6,173,501        6,597,471
         4,838,053        International Automotive Components
                            Group NA LLC, A .............................    3/30/07 -  10/10/07       4,831,541        4,832,005
         1,456,500        International Automotive Components
                            Group NA LLC, 9.00%, 4/01/17 ................                3/30/07       1,478,348        1,456,500
           166,003        Kindred Healthcare Inc. .......................      4/28/99 - 3/29/06       1,540,145        3,448,961
                          Kindred Healthcare Inc., stock grants:
               578        grant price $18.15, expiration date
                            7/17/11 .....................................      7/17/02 - 7/17/05              --            1,518
               172        grant price $19.87, expiration date
                            1/01/12 .....................................      1/01/03 - 1/01/06              16              156
               171        grant price $6.94, expiration date
                            1/01/13 .....................................      1/01/04 - 1/03/07              --            2,366
               170        grant price $19.87, expiration date
                            1/01/14 .....................................      1/01/05 - 1/01/08              --              154
               108        grant price $21.33, expiration date
                            1/10/15 .....................................      1/06/06 - 1/10/08              --               --
                73        grant price $22.08, expiration date
                            1/10/16 .....................................      1/09/07 - 1/10/08              --               --
                36        grant price $19.40, expiration date
                            1/10/17 .....................................                1/10/08              --               50
        13,214,579        Motor Coach Industries International Inc.,
                            FRN, 16.085%, 12/01/08 ......................      5/27/04 - 2/29/08      13,214,579       12,553,850
                 2        Motor Coach Industries International Inc.,
                            wts., 5/27/09 ...............................      5/07/04 - 8/31/07              --               --
            57,295        NCB Warrant Holdings Ltd., A ..................     12/16/05 - 3/10/08         603,247        1,335,352
            16,280        Olympus Re Holdings Ltd. ......................               12/19/01       1,616,696           53,320
                            Pontus I LLC, junior note, 144A, FRN,
         6,419,750          5.349%, 7/24/09 .............................                1/22/08       6,419,750        5,125,978
         5,799,000          5.575%, 7/24/09 .............................                2/25/08       5,799,000        6,066,324
         6,410,700          6.901%, 7/24/09 .............................                2/12/08       6,410,700        5,353,772
         6,205,400        Pontus II Trust, junior note, 144A, FRN,
                            6.901%, 6/25/09 .............................                2/29/08       3,205,400        2,676,928
            17,300        PTV Inc., 10.00%, pfd., A .....................     12/07/01 - 3/06/02          24,220            3,460
                                                                                                                   --------------
                         TOTAL RESTRICTED SECURITIES (2.40% of Net Assets)                                          $ 130,356,654
                                                                                                                    =============

                   Quarterly Statements of Investments | 135

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6.    HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund for the three months ended March 31, 2008, were as shown below.

                                               NUMBER OF                            NUMBER OF
                                              SHARES HELD                          SHARES HELD     VALUE                  REALIZED
                                              AT BEGINNING    GROSS      GROSS       AT END       AT END     INVESTMENT    CAPITAL
               NAME OF ISSUER                  OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD     INCOME    GAIN (LOSS)
--------------------------------------------  ------------  ---------  ----------  -----------  -----------  ----------  -----------
MUTUAL DISCOVERY SECURITIES FUND
NON-CONTROLLED AFFILIATES
The Bankshares Inc. ........................    800,000        --         --         800,000    $ 8,000,000  $     --    $     --
                                                                                                -----------  ----------  -----------
   TOTAL AFFILIATED SECURITIES (0.45% of Net
    Assets)                                                                                     $ 8,000,000  $     --    $     --
                                                                                                ===========  ==========  ===========

MUTUAL SHARES SECURITIES FUND
NON-CONTROLLED AFFILIATES
GLCP Harrah's Investment LP ................      --        5,565,600     --        5,565,600   $ 5,565,600        --          --
                                                                                                -----------  ----------  -----------
   TOTAL AFFILIATED SECURITIES (0.10% of Net
    Assets)                                                                                     $ 5,565,600  $     --    $     --
                                                                                                ===========  ==========  ===========

7.    INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the fund's investment manager, or an affiliate of Advisers. The fund does not invest in the Underlying Funds for the purpose of exercising management or control. At March 31, 2008, the fund held no positions which exceed 5% of the Underlying Funds.

8.    OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin Mutual Advisers, LLC, as the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the funds' policies and the requirements of applicable securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

Officers, directors or employees of Franklin Advisers, Inc., the Franklin High Income Securities Fund's and the Franklin Strategic Income Securities Fund's Investment Manager, may have discussions with issuers and underwriters that could cause the Investment Manager to be in the possession of material non-public information which, pursuant to the funds' policies and the requirements of applicable securities laws, could prevent the funds from trading in the securities of such companies for limited or extended periods of time.

                   136 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

9.    NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued a FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

10.   FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds' have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

                   Quarterly Statements of Investments | 137

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10.   FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds' assets and liabilities carried at fair value:

                                                    LEVEL 1          LEVEL 2        LEVEL 3         TOTAL
                                                ----------------  --------------  -----------  ---------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   ASSETS:
     Investments in Securities                  $    223,013,319  $           --  $        --  $   223,013,319

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
   ASSETS:
     Investments in Securities                  $    212,185,693  $    3,374,300  $ 1,067,426  $   216,627,419

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
   ASSETS:
     Investments in Securities                  $    790,417,163  $   43,082,429  $        --  $   833,499,592
     Other Financial Instruments (a)                          --       2,199,022           --        2,199,022
   LIABILITIES:
     Other Financial Instruments (a)                          --      10,424,804           --       10,424,804

FRANKLIN GROWTH AND INCOME SECURITIES FUND
   ASSETS:
     Investments in Securities                  $    487,192,317  $   49,407,995  $        --  $   536,600,312

FRANKLIN HIGH INCOME SECURITIES FUND
   ASSETS:
     Investments in Securities                  $             --  $  187,149,270  $       275  $   187,149,545

FRANKLIN INCOME SECURITIES FUND
   ASSETS:
     Investments in Securities                  $  2,560,989,979  $4,850,692,585  $        --  $ 7,411,682,564
   LIABILITIES:
     Other Financial Instruments (a)                          --          21,373           --           21,373

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   ASSETS:
     Investments in Securities                  $    593,969,485  $   37,191,745  $        --  $   631,161,230

FRANKLIN LARGE CAP VALUE SECURITIES FUND
   ASSETS:
     Investments in Securities                  $     37,757,834  $      355,000  $        --  $    38,112,834

FRANKLIN MONEY MARKET FUND
   ASSETS:
     Investments in Securities                  $             --  $   36,268,954  $        --  $    36,268,954

FRANKLIN RISING DIVIDENDS SECURITIES FUND
   ASSETS:
     Investments in Securities                  $  2,140,205,919  $           --  $        --  $ 2,140,205,919

                   138 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10.   FAIR VALUE MEASUREMENTS (CONTINUED)

                                                           LEVEL 1           LEVEL 2        LEVEL 3           TOTAL
                                                       ----------------  ---------------  -------------  ---------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
   ASSETS:
     Investments in Securities                         $  1,278,216,384  $     1,316,588  $          --  $ 1,279,532,972

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
   ASSETS:
     Investments in Securities                         $  1,111,987,397  $            --  $          --  $ 1,111,987,397

FRANKLIN STRATEGIC INCOME SECURITIES FUND
   ASSETS:
     Investments in Securities                         $     26,289,068  $ 1,104,390,070  $          --  $ 1,130,679,138
     Other Financial Instruments (a)                                 --        3,893,084             --        3,893,084
   LIABILITIES:
     Other Financial Instruments (a)                                 --        1,897,612             --        1,897,612

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   ASSETS:
     Investments in Securities                         $    230,979,711  $            --  $          --  $   230,979,711

FRANKLIN U.S. GOVERNMENT FUND
   ASSETS:
     Investments in Securities                         $             --  $   563,737,859  $          --  $   563,737,859

FRANKLIN ZERO COUPON FUND  - 2010
   ASSETS:
     Investments in Securities                         $             --  $   121,164,728  $          --  $   121,164,728

MUTUAL DISCOVERY SECURITIES FUND
   ASSETS:
     Investments in Securities                         $  1,409,447,563  $   326,974,186  $  45,956,129  $ 1,782,377,878
     Other Financial Instruments (a)                                 --        3,488,833             --        3,488,833
LIABILITIES:
     Other Financial Instruments (a)                                 --       34,706,696             --       34,706,696

MUTUAL SHARES SECURITIES FUND
   ASSETS:
     Investments in Securities                         $  4,948,682,403  $   396,125,810  $ 143,247,782  $ 5,488,055,995
     Other Financial Instruments (a)                                 --        6,063,913             --        6,063,913
   LIABILITIES:
     Securities Sold Short                                   11,627,200               --             --       11,627,200
     Other Financial Instruments (a)                                 --       70,565,184             --       70,565,184

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   ASSETS:
     Investments in Securities                         $  1,487,626,405  $    46,083,080  $          --  $ 1,533,709,485
TEMPLETON FOREIGN SECURITIES FUND
   ASSETS:
     Investments in Securities                         $  3,593,433,795  $            --  $          --  $ 3,593,433,795

                   Quarterly Statements of Investments | 139

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10.   FAIR VALUE MEASUREMENTS (CONTINUED)

                                             LEVEL 1          LEVEL 2     LEVEL 3       TOTAL
                                         ----------------  -------------  --------  ---------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
   ASSETS:
     Investments in Securities           $     81,465,919  $  47,891,852  $     --  $   129,357,771
     Other Financial Instruments (a)                   --      1,496,865        --        1,496,865
   LIABILITIES:
     Other Financial Instruments (a)                   --        128,149        --          128,149

TEMPLETON GLOBAL INCOME SECURITIES FUND
   ASSETS:
     Investments in Securities           $     49,268,561  $ 896,048,115  $     --  $   945,316,676
     Other Financial Instruments (a)                   --     28,954,562        --       28,954,562
   LIABILITIES:
     Other Financial Instruments (a)                   --     12,859,675        --       12,859,675

TEMPLETON GROWTH SECURITIES FUND
   ASSETS:
     Investments in Securities           $  2,972,884,577  $  62,888,536  $     --  $ 3,035,773,113

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.

At March 31, 3008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                FRANKLIN GLOBAL
                                                                 COMMUNICATIONS        FRANKLIN
                                                                SECURITIES FUND    HIGH INCOME FUND
                                                                  INVESTMENTS         INVESTMENTS
                                                                 IN SECURITIES       IN SECURITIES
                                                                ----------------   ----------------
Beginning Balance  - January 1, 2008.........................   $      1,067,426   $            275
     Net realized gain (loss) ...............................                 --                 --
     Net change in unrealized appreciation (depreciation) ...                 --                 --
     Net purchases  (sales) .................................                 --                 --
     Transfers in and/or out of Level 3 .....................                 --                 --
                                                                ----------------   ----------------
Ending Balance ..............................................   $      1,067,426   $            275
                                                                ================   ================

Net change in unrealized appreciation (depreciation)
 attributable to assets still held at end of period .........   $             --   $             --
                                                                ================   ================

                   140 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10.   FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                MUTUAL DISCOVERY     MUTUAL SHARES
                                                                SECURITIES FUND     SECURITIES FUND
                                                                -----------------------------------

                                                                  INVESTMENTS         INVESTMENTS
                                                                 IN SECURITIES       IN SECURITIES
                                                                ----------------    ---------------
Beginning Balance  -  January 1, 2008........................   $     47,625,506    $   141,064,446
     Net realized gain (loss) ...............................                 --                 --
     Net change in unrealized appreciation (depreciation) ...         (8,814,644)       (27,456,950)
     Net purchases (sales) ..................................          7,134,318         29,568,754
     Transfers in and/or out of Level 3 .....................             10,949             71,532
                                                                ----------------    ---------------
Ending Balance ..............................................   $     45,956,129    $   143,247,782
                                                                ================    ===============
Net change in unrealized appreciation (depreciation)
 attributable to assets still held at end of period .........   $     (8,814,644)   $   (27,456,950)
                                                                ================    ================

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                   Quarterly Statements of Investments | 141


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


By /s/GALEN G. VETTER
 ------------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
 ------------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008


By /s/LAURA F. FERGERSON
 ------------------------------------
     Laura F. Fergerson
     Chief Financial Officer and
     Chief Accounting Officer
     Date  May 27, 2008